UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22140

NETS Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago IL 60603

(Address of principal executive offices) (Zip code)

Craig R. Carberry, Esq.

The Northern Trust Company

50 South LaSalle Street

Chicago IL 60603

(Name and Address of Agent for Service)

With a copy to:

Diana McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 595-9111

Date of fiscal year end: October 31

Date of reporting period: October 31, 2008

Item 1.	Reports to Stockholders.

The following is a copy of the annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) for the NETS Trust (the “Registrant”).

NETS™ FUNDS — ANNUAL REPORT TO SHAREHOLDERS

October 31, 2008

NETS™ AEX-index® Fund (The Netherlands)

NETS™ BEL 20® Index Fund (Belgium)

NETS™ CAC40® Index Fund (France)

NETS™ DAX® Index Fund (Germany)

NETS™ FTSE 100 Index Fund (United Kingdom)

NETS™ FTSE/JSE Top 40 Index Fund (South Africa)

NETS™ FTSE Singapore Straits Times Index Fund

NETS™ Hang Seng China Enterprises Index Fund

NETS™ Hang Seng Index Fund (Hong Kong)

NETS™ ISEQ 20™ Index Fund (Ireland)

NETS™ PSI 20® Index Fund (Portugal)

NETS™ S&P/ASX 200 Index Fund (Australia)

NETS™ S&P/MIB Index Fund (Italy)

NETS™ TA-25 Index Fund (Israel)

NETS™ Tokyo Stock Exchange REIT Index Fund

NETS™ TOPIX® Index Fund (Japan)

NETS™ FUNDS

TABLE OF CONTENTS

2	PORTFOLIO MANAGEMENT COMMENTARY

18	PRINCIPAL INVESTMENT STRATEGIES AND RISKS

19	STATEMENTS OF ASSETS AND LIABILITIES

22	STATEMENTS OF OPERATIONS

25	STATEMENTS OF CHANGES IN NET ASSETS

28	FINANCIAL HIGHLIGHTS

31	SCHEDULES OF INVESTMENTS

31	NETS™ AEX-INDEX® FUND (THE NETHERLANDS)

32	NETS™ BEL 20® INDEX FUND (BELGIUM)

33	NETS™ CAC40® INDEX FUND (FRANCE)

35	NETS™ DAX® INDEX FUND (GERMANY)

36	NETS™ FTSE 100 INDEX FUND (UNITED KINGDOM)

39	NETS™ FTSE/JSE TOP 40 INDEX FUND (SOUTH AFRICA)

41	NETS™ FTSE SINGAPORE STRAITS TIMES INDEX FUND

42	NETS™ HANG SENG CHINA ENTERPRISES INDEX FUND

43	NETS™ HANG SENG INDEX FUND (HONG KONG)

44	NETS™ ISEQ 20™ INDEX FUND (IRELAND)

45	NETS™ PSI 20® INDEX FUND (PORTUGAL)

46	NETS™ S&P/ASX 200 INDEX FUND (AUSTRALIA)

51	NETS™ S&P/MIB INDEX FUND (ITALY)

53	NETS™ TA-25 INDEX FUND (ISRAEL)

54	NETS™ TOKYO STOCK EXCHANGE REIT INDEX FUND

55	NETS™ TOPIX® INDEX FUND (JAPAN)

59	NOTES TO FINANCIAL STATEMENTS

66	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

67	TAX INFORMATION

68	PREMIUM AND DISCOUNT TABLE

71	FUND EXPENSES

74	TRUSTEES AND OFFICERS

77	BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

79	DISCLAIMERS

84	GENERAL INFORMATION

The views contained in the portfolio management commentary are those of Fund management as of October 31, 2008, the last day of the reporting period. These views are subject to change without notice as market and other conditions fluctuate. While these views are intended to assist shareholders in understanding their investment in the Funds, they do not constitute investment advice, are not a guarantee of future performance, and are not intended as an offer or solicitation with respect to the purchase or sale of any security.

This report has been prepared for the general information of NETS™ Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current NETS™ Funds prospectus, which contains more complete information about NETS™ Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Foreside Fund Services, LLC, Distributor.

NOT FDIC INSURED

May lose value/No bank guarantee

ANNUAL REPORT	1	NETS™ FUNDS

NETS™ FUNDS

NETS™ AEX-INDEX® FUND (THE NETHERLANDS)

PORTFOLIO MANAGEMENT COMMENTARY

For the period of roughly five and a half months between its inception date on May 14, 2008, and the end of the fiscal year on October 31, 2008, the total return of the NETS™ AEX-index® Fund (The Netherlands) was -54.24% at NAV. The Fund sought to track the return of its benchmark, the AEX-index®, which posted a return of -54.37% for the same period. The Index is a price-weighted index consisting of stocks of the 25 leading companies listed on the Euronext Amsterdam.

Market performance reflected the effects of the global credit crisis and economic slowdown. In late September 2008, a rescue package was announced for Fortis that involved intervention by the governments of Belgium, The Netherlands and Luxembourg.

Royal Dutch Shell PLC, the largest weighting in the Fund (17.9%), performed relatively better than the rest of the Fund falling roughly 31.0% on strong energy prices during most of the period. The depreciation of the Euro from Fund inception through the end of October 2008 hurt US investors and contributed roughly -18.0% to the return of the Fund.

INVESTMENT PERFORMANCE

CUMULATIVE TOTAL RETURN for periods ended October 31, 2008
FUND NAV SINCE INCEPTION	MARKET PRICE SINCE INCEPTION	INDEX NAV SINCE INCEPTION
-54.24%	-54.64%	-54.37%

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at www.netsetfs.com.

The Fund’s per share net asset value of “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 5/14/2008. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/19/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns.

GROWTH OF A $10,000 INVESTMENT AT NET ASSET VALUE

The AEX-index® is a price-weighted index consisting of shares of the 25 leading companies listed on Euronext Amsterdam.

Performance of a $10,000 investment, with dividend reinvested, from inception date through October 31, 2008.

PORTFOLIO MANAGERS

CHAD RAKVIN With Northern Trust since 2004

SHAUN MURPHY With Northern Trust since 2004

FUND FACTS (as of 10/31/08)

TICKER SYMBOL	AEX
INCEPTION DATE	5/14/2008
TOTAL NET ASSETS	$1,143,602
NET ASSET VALUE	$11.44
DIVIDEND SCHEDULE	ANNUAL
EXPENSE RATIO	0.47%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance reflects reinvestment of all dividends and capital gains distributions. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. Index returns do not represent Fund returns. One cannot invest directly in an index.

NETS™ FUNDS	2	ANNUAL REPORT

NETS™ FUNDS

NETS™ BEL 20® INDEX FUND (BELGIUM)

PORTFOLIO MANAGEMENT COMMENTARY

For the period of roughly five and a half months between its inception date on May 14, 2008, and the end of the fiscal year on October 31, 2008, the total return of the NETS™ BEL 20® Index Fund (Belgium) was -52.64% at NAV. The Fund sought to track the return of its benchmark, the BEL 20® Index, which posted a return of -54.63% for the same period. The Index consists of the 20 most liquid Belgian company shares listed on the Euronext Brussels.

Market performance reflected the effects of the global credit crisis and economic slowdown. Financials represented the largest sector weighting in the Fund as of the end of October with a weighting of 27.9%. In late September 2008, two of the bank stocks held in the Fund needed to be bailed out by the Belgian government. Rescue packages for Fortis and Dexia were announced on September 28 and September 29, 2008 respectively.

GDF Suez, the largest weighting (21.4%) in the Fund performed relatively better than the rest of the Fund falling roughly 35.0% on strong energy prices during most of the period. The depreciation of the Euro from Fund inception through the end of October 2008 hurt US investors and contributed roughly -18.0% to the return of the Fund.

INVESTMENT PERFORMANCE

CUMULATIVE TOTAL RETURN for periods ended October 31, 2008
FUND NAV SINCE INCEPTION	MARKET PRICE SINCE INCEPTION	INDEX NAV SINCE INCEPTION
-52.64%	-53.72%	-54.63%

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at www.netsetfs.com.

The Fund’s per share net asset value of “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 5/14/2008. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/19/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns.

GROWTH OF A $10,000 INVESTMENT AT NET ASSET VALUE

The BEL 20® is a market capitalization adjusted free-float index by the FTSE free-float banding system consisting of the 20 most liquid Belgian company shares listed on the Euronext Brussels.

Performance of a $10,000 investment, with dividend reinvested, from inception date through October 31, 2008.

PORTFOLIO MANAGERS

CHAD RAKVIN With Northern Trust since 2004

SHAUN MURPHY With Northern Trust since 2004

FUND FACTS (as of 10/31/08)

TICKER SYMBOL	BRU
INCEPTION DATE	5/14/2008
TOTAL NET ASSETS	$1,183,798
NET ASSET VALUE	$11.84
DIVIDEND SCHEDULE	ANNUAL
EXPENSE RATIO	0.47%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance reflects reinvestment of all dividends and capital gains distributions. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. Index returns do not represent Fund returns. One cannot invest directly in an index.

ANNUAL REPORT	3	NETS™ FUNDS

NETS™ FUNDS

NETS™ CAC40® INDEX FUND (FRANCE)

PORTFOLIO MANAGEMENT COMMENTARY

For the period of roughly seven months between its inception date on April 11, 2008, and the end of the fiscal year on October 31, 2008, the total return of the NETS™ CAC40® Index Fund (France) was -40.08% at NAV. The Fund sought to track the return of its benchmark, the CAC40® Index, which posted a return of -39.86% for the same period. The Index consists of 40 stocks selected from the 100 largest market capitalization companies with the most actively traded stocks on the Paris Bourse.

Market performance reflected the effects of the global credit crisis and economic slowdown. Financials represented the largest sector weighting in the Fund as of the end of October with a weighting of 20.6%. In late September 2008, the French government participated in a bailout of Dexia. The French government also announced a plan to help prevent future bank failures and to stabilize the financial system.

Total SA, the largest weighting in the Fund (15.8%), performed relatively better than the rest of the Fund, falling roughly 29% on strong energy prices during most of the period. The depreciation of the Euro from Fund inception through the end of October hurt US investors and contributed roughly -20.0% to the return of the Fund.

INVESTMENT PERFORMANCE

CUMULATIVE TOTAL RETURN for periods ended October 31, 2008
FUND NAV SINCE INCEPTION	MARKET PRICE SINCE INCEPTION	INDEX NAV SINCE INCEPTION
-40.08%	-39.28%	-39.86%

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at www.netsetfs.com.

The Fund’s per share net asset value of “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 4/11/2008. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/16/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns.

GROWTH OF A $10,000 INVESTMENT AT NET ASSET VALUE

The CAC40® is a narrowly-based, modified capitalization-weighted index of 40 companies listed on the Paris Bourse.

Performance of a $10,000 investment, with dividend reinvested, from inception date through October 31, 2008.

PORTFOLIO MANAGERS

CHAD RAKVIN With Northern Trust since 2004

SHAUN MURPHY With Northern Trust since 2004

FUND FACTS (as of 10/31/08)

TICKER SYMBOL	FRC
INCEPTION DATE	4/11/2008
TOTAL NET ASSETS	$1,498,287
NET ASSET VALUE	$14.98
DIVIDEND SCHEDULE	ANNUAL
EXPENSE RATIO	0.47%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance reflects reinvestment of all dividends and capital gains distributions. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. Index returns do not represent Fund returns. One cannot invest directly in an index.

NETS™ FUNDS	4	ANNUAL REPORT

NETS™ FUNDS

NETS™ DAX® INDEX FUND (GERMANY)

PORTFOLIO MANAGEMENT COMMENTARY

For the period of roughly seven months between its inception date on April 9, 2008, and the end of the fiscal year on October 31, 2008, the total return of the NETS™ DAX® Index Fund (Germany) was -40.56% at NAV. The Fund sought to track the return of its benchmark, the DAX® Index, which posted a return of -40.35% for the same period. The Index consists of the 30 largest and most actively traded companies listed on the Frankfurt Stock Exchange.

Market performance reflected the effects of the global credit crisis and economic slowdown. Consumer Discretionary represented the largest sector weighting in the Fund as of the end of October with a weighting of 18.6% and Financials represented a close second at 17%. In late September and early October of 2008, Hypo Real Estate became a victim of the global financial turmoil and had to be rescued by a German government led bailout.

Volkswagen AG, the largest weighting in the Fund (11%), more than doubled it’s share price over the period as Porsche took an increased stake in the company. The depreciation of the Euro from Fund inception through the end of October hurt US investors and contributed roughly -20.0% to the return of the Fund.

INVESTMENT PERFORMANCE

CUMULATIVE TOTAL RETURN for periods ended October 31, 2008
FUND NAV SINCE INCEPTION	MARKET PRICE SINCE INCEPTION	INDEX NAV SINCE INCEPTION
-40.56%	-39.16%	-40.35%

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at www.netsetfs.com.

The Fund’s per share net asset value of “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 4/9/2008. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/11/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns.

GROWTH OF A $10,000 INVESTMENT AT NET ASSET VALUE

The DAX® Index reflects the segment of blue chips admitted to the Prime Standard Segment and comprises the 30 largest and most actively traded companies that are listed at the Frankfurt Stock Exchange (FWB®).

Performance of a $10,000 investment, with dividend reinvested, from inception date through October 31, 2008.

PORTFOLIO MANAGERS

CHAD RAKVIN With Northern Trust since 2004

SHAUN MURPHY With Northern Trust since 2004

FUND FACTS (as of 10/31/08)

TICKER SYMBOL	DAX
INCEPTION DATE	4/9/2008
TOTAL NET ASSETS	$1,485,958
NET ASSET VALUE	$14.86
DIVIDEND SCHEDULE	ANNUAL
EXPENSE RATIO	0.47%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance reflects reinvestment of all dividends and capital gains distributions. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. Index returns do not represent Fund returns. One cannot invest directly in an index.

ANNUAL REPORT	5	NETS™ FUNDS

NETS™ FUNDS

NETS™ FTSE 100 INDEX FUND (UNITED KINGDOM)

PORTFOLIO MANAGEMENT COMMENTARY

For the period of roughly seven months between its inception date on April 4, 2008, and the end of the fiscal year on October 31, 2008, the total return of the NETS™ FTSE 100 Index Fund (United Kingdom) was -39.04% at NAV. The Fund sought to track the return of its benchmark, the FTSE 100 Index, which posted a return of -39.09% for the same period. The Index is a free float adjusted, market capitalization-weighted index, consisting of stocks of the largest 100 companies traded primarily on the London Stock Exchange.

Market performance reflected the effects of the global credit crisis and economic slowdown. In early October, the British government orchestrated a rescue package for the UK banking system that involved additional short term liquidity into the banking system, a provision of new equity to recapitalize balance sheets and a state guarantee of new bank-issued debt. The financial sector was the second largest sector in the Fund as of the end of October 2008 with a weight of 20.3%.

The depreciation of the British Pound from Fund inception through the end of October hurt US investors and contributed roughly
-19% to the return of the Fund. Depreciation in the British Pound was driven primarily by slowing growth and lower domestic interest rates.

INVESTMENT PERFORMANCE

CUMULATIVE TOTAL RETURN for periods ended October 31, 2008
FUND NAV SINCE INCEPTION	MARKET PRICE SINCE INCEPTION	INDEX NAV SINCE INCEPTION
-39.04%	-50.00%	-39.09%

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at www.netsetfs.com.

The Fund’s per share net asset value of “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 4/4/2008. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/9/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns.

GROWTH OF A $10,000 INVESTMENT AT NET ASSET VALUE

The FTSE 100 Index is a free-float adjusted, market capitalization-weighted index consisting of shares of the largest 100 stocks traded primarily on the London Stock Exchange’s Electronic Trading System.

Performance of a $10,000 investment, with dividend reinvested, from inception date through October 31, 2008.

PORTFOLIO MANAGERS

CHAD RAKVIN With Northern Trust since 2004

SHAUN MURPHY With Northern Trust since 2004

FUND FACTS (as of 10/31/08)

TICKER SYMBOL	LDN
INCEPTION DATE	4/4/2008
TOTAL NET ASSETS	$1,523,658
NET ASSET VALUE	$15.24
DIVIDEND SCHEDULE	ANNUAL
EXPENSE RATIO	0.47%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance reflects reinvestment of all dividends and capital gains distributions. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. Index returns do not represent Fund returns. One cannot invest directly in an index.

NETS™ FUNDS	6	ANNUAL REPORT

NETS™ FUNDS

NETS™ FTSE/JSE TOP 40 INDEX FUND (SOUTH AFRICA)

PORTFOLIO MANAGEMENT COMMENTARY

For the period of roughly six months between its inception date on May 7, 2008, and the end of the fiscal year on October 31, 2008, the total return of the NETS™ FTSE/JSE Top 40 Index Fund (South Africa) was -50.12%. The Fund sought to track the return of its benchmark, the FTSE /JSE Top 40 Index, which posted a return of -50.33% for the same period. The Index is a free float-adjusted, market capitalization-weighted index consisting of stocks of the 40 largest companies traded primarily on the Johannesburg Stock Exchange.

Market performance reflected the effects of the global credit crisis and economic slowdown. Although South African banks had little exposure to the “toxic” assets that have plagued some of their global counterparts, they were not immune to the global financial turmoil. The two largest stocks in the Fund as of the end of October 2008, BHP Billiton PLC, 14.26%, and Anglo American PLC, 12.23%, both mining companies, were hurt by the steep fall in commodities through October 31, 2008.

The depreciation of the South African Rand from Fund inception through the end of October 2008 hurt US investors and contributed roughly -31% to the return of the Fund. Depreciation of the Rand was driven by weaker growth and a large current account deficit.

INVESTMENT PERFORMANCE

CUMULATIVE TOTAL RETURN for periods ended October 31, 2008
FUND NAV SINCE INCEPTION	MARKET PRICE SINCE INCEPTION	INDEX NAV SINCE INCEPTION
-50.12%	-48.36%	-50.33%

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at www.netsetfs.com.

The Fund’s per share net asset value of “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 5/7/2008. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns.

GROWTH OF A $10,000 INVESTMENT AT NET ASSET VALUE

The FTSE/JSE Top 40 Index is a free-float adjusted, market capitalization-weighted index consisting of the 40 largest companies traded primarily on the Johannesburg Stock Exchange

Performance of a $10,000 investment, with dividend reinvested, from inception date through October 31, 2008.

PORTFOLIO MANAGERS

CHAD RAKVIN With Northern Trust since 2004

SHAUN MURPHY With Northern Trust since 2004

FUND FACTS (as of 10/31/08)

TICKER SYMBOL	JNB
INCEPTION DATE	5/7/2008
TOTAL NET ASSETS	$1,246,463
NET ASSET VALUE	$12.46
DIVIDEND SCHEDULE	ANNUAL
EXPENSE RATIO	0.65%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance reflects reinvestment of all dividends and capital gains distributions. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. Index returns do not represent Fund returns. One cannot invest directly in an index.

ANNUAL REPORT	7	NETS™ FUNDS

NETS™ FUNDS

NETS™ FTSE SINGAPORE STRAITS TIMES INDEX FUND

PORTFOLIO MANAGEMENT COMMENTARY

For the period of roughly six months between its inception date on May 7, 2008, and the end of the fiscal year on October 31, 2008, the total return of the NETS™ FTSE Singapore Straits Times Index Fund was -47.56% at NAV. The Fund sought to track the return of its benchmark, the FTSE Singapore Straits Times Index, which posted a return of -47.78% for the same period. The Index is a market capitalization-weighted index consisting of 50 of the most liquid stocks, based on average daily trading value, traded primarily on the Singapore Stock Exchange.

Market performance reflected the effects of the global credit crisis and economic slowdown. Financials represented the largest sector weighting in the Fund as of the end of October 2008 with a weighting of 44.4% . The next largest sectors were Industrials 28.9% and Telecommunication Services 16.1%. The top three sectors accounted for 89.4% of the market cap as of the end of October and all had negative returns.

The depreciation of the Singapore Dollar from Fund inception through the end of October hurt US investors and contributed roughly -8% to the return of the Fund.

INVESTMENT PERFORMANCE

CUMULATIVE TOTAL RETURN for periods ended October 31, 2008
FUND NAV SINCE INCEPTION	MARKET PRICE SINCE INCEPTION	INDEX NAV SINCE INCEPTION
-47.56%	-47.88%	-47.78%

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at www.netsetfs.com.

The Fund’s per share net asset value of “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 5/7/2008. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns.

GROWTH OF A $10,000 INVESTMENT AT NET ASSET VALUE

The FTSE Singapore Straits Times Index is a market capitalization-weighted index comprised of 50 of the most liquid stocks, as measured by an average daily traded value, traded primarily on the Singapore Exchange.

Performance of a $10,000 investment, with dividend reinvested, from inception date through October 31, 2008.

PORTFOLIO MANAGERS

CHAD RAKVIN With Northern Trust since 2004

SHAUN MURPHY With Northern Trust since 2004

FUND FACTS (as of 10/31/08)

TICKER SYMBOL	SGT
INCEPTION DATE	5/7/2008
TOTAL NET ASSETS	$1,311,102
NET ASSET VALUE	$13.11
DIVIDEND SCHEDULE	ANNUAL
EXPENSE RATIO	0.47%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance reflects reinvestment of all dividends and capital gains distributions. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. Index returns do not represent Fund returns. One cannot invest directly in an index.

NETS™ FUNDS	8	ANNUAL REPORT

NETS™ FUNDS

NETS™ HANG SENG CHINA ENTERPRISES INDEX FUND

PORTFOLIO MANAGEMENT COMMENTARY

For the period of roughly five and a half months between its inception date on May 14, 2008, and the end of the fiscal year on October 31, 2008, the total return of the NETS™ Hang Seng China Enterprises Index Fund was -51.68% at NAV. The Fund sought to track the return of its benchmark, the Hang Seng China Enterprises Index, which posted a return of -51.72% for the same period. The Index consists of H-Shares of Chinese enterprises traded primarily on the Stock Exchange of Hong Kong weighted according to a free-float adjusted, market-capitalization weighted methodology with a 15% cap on individual stock weights.

Market performance reflected the effects of the global credit crisis and economic slowdown. Financials represented the largest sector weighting in the Fund as of the end of October with a weighting of 55.6%. The Chinese stock market, which was among the best performing in the world in 2006 and through most of 2007, was not immune to the global economic turmoil and market selloff. The Hong Kong Dollar had little impact on returns to a US investor contributing less than -1% to the return of the Fund.

INVESTMENT PERFORMANCE

CUMULATIVE TOTAL RETURN for periods ended October 31, 2008
FUND NAV SINCE INCEPTION	MARKET PRICE SINCE INCEPTION	INDEX NAV SINCE INCEPTION
-51.68%	-51.20%	-51.72%

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at www.netsetfs.com.

The Fund’s per share net asset value of “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 5/14/2008. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/19/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns.

GROWTH OF A $10,000 INVESTMENT AT NET ASSET VALUE

The Hang Seng China Enterprises Index is a free-float adjusted capitalization-weighted stock market index of Chinese enterprises traded primarily on the Stock Exchange of Hong Kong.

Performance of a $10,000 investment, with dividend reinvested, from inception date through October 31, 2008.

PORTFOLIO MANAGERS

CHAD RAKVIN With Northern Trust since 2004

SHAUN MURPHY With Northern Trust since 2004

FUND FACTS (as of 10/31/08)

TICKER SYMBOL	SNO
INCEPTION DATE	5/14/2008
TOTAL NET ASSETS	$1,207,640
NET ASSET VALUE	$12.08
DIVIDEND SCHEDULE	ANNUAL
EXPENSE RATIO	0.51%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance reflects reinvestment of all dividends and capital gains distributions. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. Index returns do not represent Fund returns. One cannot invest directly in an index.

ANNUAL REPORT	9	NETS™ FUNDS

NETS™ FUNDS

NETS™ HANG SENG INDEX FUND (HONG KONG)

PORTFOLIO MANAGEMENT COMMENTARY

For the period of roughly seven months between its inception date on April 11, 2008, and the end of the fiscal year on October 31, 2008, the total return of the NETS™ Hang Seng Index Fund (Hong Kong) was -41.72% NAV. The Fund sought to track the return of its benchmark, the Hang Seng Index, which posted a return of -41.83% for the same period. The Index is a free-float adjusted market capitalization-weighted index with a 15% cap on individual stock weights consisting of stocks of the largest companies traded primarily on the Stock Exchange of Hong Kong.

Market performance reflected the effects of the global credit crisis and economic slowdown. Financials represented the largest sector weighting in the Fund as of the end of October 2008 with a weighting of 43.7%. Bank of East Asia Ltd. and Hang Seng Bank Ltd. both saw significant price pressure in late September and early October 2008, which was eased when the Hong Kong government pledged support for the banks. The Hong Kong Dollar had little impact on returns to a US investor contributing less than -1% to the return of the Fund.

INVESTMENT PERFORMANCE

CUMULATIVE TOTAL RETURN for periods ended October 31, 2008
FUND NAV SINCE INCEPTION	MARKET PRICE SINCE INCEPTION	INDEX NAV SINCE INCEPTION
-41.72%	-40.44%	-41.83%

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at www.netsetfs.com.

The Fund’s per share net asset value of “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 4/11/2008. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/16/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns.

GROWTH OF A $10,000 INVESTMENT AT NET ASSET VALUE

The Hang Seng Index is a free-float adjusted market capitalization-weighted stock index comprised of the largest companies of the Hong Kong stock market and is one of the main indicators of the overall market performance in Hong Kong.

Performance of a $10,000 investment, with dividend reinvested, from inception date through October 31, 2008.

PORTFOLIO MANAGERS

CHAD RAKVIN With Northern Trust since 2004

SHAUN MURPHY With Northern Trust since 2004

FUND FACTS (as of 10/31/08)

TICKER SYMBOL	HKG
INCEPTION DATE	4/11/2008
TOTAL NET ASSETS	$1,456,960
NET ASSET VALUE	$14.57
DIVIDEND SCHEDULE	ANNUAL
EXPENSE RATIO	0.47%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance reflects reinvestment of all dividends and capital gains distributions. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. Index returns do not represent Fund returns. One cannot invest directly in an index.

NETS™ FUNDS	10	ANNUAL REPORT

NETS™ FUNDS

NETS™ ISEQ 20™ INDEX FUND (IRELAND)

PORTFOLIO MANAGEMENT COMMENTARY

For the period of roughly four and a half months between its inception date on June 16, 2008, and the end of the fiscal year on October 31, 2008, the total return of the NETS™ ISEQ 20™ Index Fund (Ireland) was -54.88% at NAV. The Fund sought to track the return of its benchmark, the ISEQ 20™ Index, which posted a return of -55.00% for the same period. The Index consists of 20 of the most liquid and largest stocks traded on the Irish Stock Exchange.

Market performance reflected the effects of the global credit crisis and economic slowdown. In late September, the Irish government took action to stabilize a reeling banking system by guaranteeing liabilities of the main Irish banks and increasing the deposit insurance threshold. The moves were effective and seem to have restored confidence in the financial sector.

As of October 31, 2008, the three largest sectors in the Fund were Materials (24.5%), Industrials (21.8%) and Financials (20%) creating a balanced breakdown, though all three sectors had negative returns. The depreciation of the Euro from Fund inception through the end of October hurt US investors and contributed roughly -18.0% to the return of the Fund.

INVESTMENT PERFORMANCE

CUMULATIVE TOTAL RETURN for periods ended October 31, 2008
FUND NAV SINCE INCEPTION	MARKET PRICE SINCE INCEPTION	INDEX NAV SINCE INCEPTION
-54.88%	-54.28%	-55.00%

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at www.netsetfs.com.

The Fund’s per share net asset value of “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 6/16/2008. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns.

GROWTH OF A $10,000 INVESTMENT AT NET ASSET VALUE

The ISEQ 20® represents the 20 most liquid and largest capped equities quoted on the Irish Stock Exchange of which only free-float shares are included in index calculation.

Performance of a $10,000 investment, with dividend reinvested, from inception date through October 31, 2008.

PORTFOLIO MANAGERS

CHAD RAKVIN With Northern Trust since 2004

SHAUN MURPHY With Northern Trust since 2004

FUND FACTS (as of 10/31/08)

TICKER SYMBOL	IQE
INCEPTION DATE	6/16/2008
TOTAL NET ASSETS	$1,124,847
NET ASSET VALUE	$11.25
DIVIDEND SCHEDULE	ANNUAL
EXPENSE RATIO	0.47%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance reflects reinvestment of all dividends and capital gains distributions. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. Index returns do not represent Fund returns. One cannot invest directly in an index.

ANNUAL REPORT	11	NETS™ FUNDS

NETS™ FUNDS

NETS™ PSI 20® INDEX FUND (PORTUGAL)

PORTFOLIO MANAGEMENT COMMENTARY

For the period of roughly five and a half months between it’s inception date on May 21, 2008, and the end of the fiscal year on October 31, 2008, the total return of the NETS™ PSI 20® Index Fund (Portugal) was -53.16%. The Fund sought to track the return of it’s benchmark, the PSI 20® Index, which posted a return of -52.83% for the same period. The Index is a free-float adjusted, market capitalization-weighted index consisting of the 20 largest and most liquid shares of companies listed on the Portuguese Main Market.

Market performance reflected the effects of the global credit crisis and economic slowdown. Portugal has had less government intervention in the financial system than other countries in the European Union, but did need to step up state guarantees on deposits in late September in response to other European Union countries offering guarantees and concerns that money would flow out of Portugal if the guarantees were not matched. The depreciation of the Euro from Fund inception through the end of October hurt US investors and contributed roughly -20% to the return of the index.

Nearly one quarter of Fund losses occurred in the financial sector which comprises 15.2% of the index. The largest name in the sector, Banco Comercial Portugues, fell 56.6% on a series of poor earnings reports and widespread panic across financial markets.

INVESTMENT PERFORMANCE

CUMULATIVE TOTAL RETURN for periods ended October 31, 2008
FUND NAV SINCE INCEPTION	MARKET PRICE SINCE INCEPTION	INDEX NAV SINCE INCEPTION
-53.16%	-52.28%	-52.83%

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at www.netsetfs.com.

The Fund’s per share net asset value of “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 5/21/2008. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/27/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns.

GROWTH OF A $10,000 INVESTMENT AT NET ASSET VALUE

The PSI 20® represents the 20 largest and most liquid share issues of companies listed on the Portuguese Main Market. The PSI 20® constituent weights are adjusted for free float and are limited to 15% of the index capitalization on the periodic review date.

Performance of a $10,000 investment, with dividend reinvested, from inception date through October 31, 2008.

PORTFOLIO MANAGERS

CHAD RAKVIN With Northern Trust since 2004

SHAUN MURPHY With Northern Trust since 2004

FUND FACTS (as of 10/31/08)

TICKER SYMBOL	LIS
INCEPTION DATE	5/21/2008
TOTAL NET ASSETS	$1,170,557
NET ASSET VALUE	$11.71
DIVIDEND SCHEDULE	ANNUAL
EXPENSE RATIO	0.47%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance reflects reinvestment of all dividends and capital gains distributions. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. Index returns do not represent Fund returns. One cannot invest directly in an index.

NETS™ FUNDS	12	ANNUAL REPORT

NETS™ FUNDS

NETS™ S&P/ASX 200 INDEX FUND (AUSTRALIA)

PORTFOLIO MANAGEMENT COMMENTARY

For the period of roughly seven months between its inception date on April 4, 2008, and the end of the fiscal year on October 31, 2008, the total return of the NETS™ S&P/ASX 200 Index Fund (Australia) was -47.36% at net asset value (“NAV”). The Fund sought to track the return of its benchmark, the S&P/ASX 200 Index, which posted a return of -47.50% for the same period. The Index is a float-adjusted, market capitalization-weighted index consisting of the largest 200 stocks listed on the Australian Stock Exchange.

Market performance reflected the effects of the global credit crisis and economic slowdown. Financials represented the largest sector weighting in the Fund as of the end of October 2008 with a weighting of 38.2%. Banks have been at the center of the financial crisis that has gripped the global economy since mid-2007, and Australian banks have been no exception. The share prices of the four largest domestic banks, Australia and New Zealand Banking Group, Ltd. Bank, National Australia Bank Ltd., Commonwealth Bank of Australia and Westpac Banking Corp., which together account for 54.0% of assets in the sector, were down by 56.0% from their November 2007 highs which brought down the overall performance of the Fund.

The depreciation of the Australian dollar from Fund inception through the end of October 2008 hurt US investors and contributed roughly -28% to the return of the Fund. The depreciation of the Australian dollar is attributed largely to poor economic conditions, lower commodity prices and falling domestic interest rates.

INVESTMENT PERFORMANCE

CUMULATIVE TOTAL RETURN for periods ended October 31, 2008
FUND NAV SINCE INCEPTION	MARKET PRICE SINCE INCEPTION	INDEX NAV SINCE INCEPTION

-47.36%	-46.52%	-47.50%

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at www.netsetfs.com.

The Fund’s per share net asset value of “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 4/4/2008. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/9/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns.

GROWTH OF A $10,000 INVESTMENT AT NET ASSET VALUE

The S&P/ASX 200 Index is a float-adjusted, market capitalization-weighted index consisting of the largest 200 stocks listed on the Australian Stock Exchange.

Performance of a $10,000 investment, with dividend reinvested, from inception date through October 31, 2008.

PORTFOLIO MANAGERS

CHAD RAKVIN With Northern Trust since 2004

SHAUN MURPHY With Northern Trust since 2004

FUND FACTS (as of 10/31/08)

TICKER SYMBOL	AUS
INCEPTION DATE	4/4/2008
TOTAL NET ASSETS	$1,315,901
NET ASSET VALUE	$13.16
DIVIDEND SCHEDULE	ANNUAL
EXPENSE RATIO	0.47%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance reflects reinvestment of all dividends and capital gains distributions. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. Index returns do not represent Fund returns. One cannot invest directly in an index.

ANNUAL REPORT	13	NETS™ FUNDS

NETS™ FUNDS

NETS™ S&P/MIB INDEX FUND (ITALY)

PORTFOLIO MANAGEMENT COMMENTARY

For the period of roughly six months between its inception date on May 7, 2008, and the end of the fiscal year on October 31, 2008, the total return of the NETS™ S&P/MIB Index Fund (Italy) was -47.08% at NAV. The Fund sought to track the return of its benchmark, the S&P/MIB Index, which posted a return of -46.76% for the same period. The Index is a free float adjusted, market capitalization-weighted index consisting of stocks traded primarily on the Borsa Italiana.

Market performance reflected the effects of the global credit crisis and economic slowdown. Financials represented the largest sector weighting in the Fund as of the end of October with a weighting of 45.3%. Italy has had less government intervention in it’s financial system than other countries in the European Union, but did need to step up state guarantees on deposits in late September 2008 in response to other European Union countries offering guarantees and concerns that money would flow out of Italy if the guarantees were not matched. The depreciation of the Euro from Fund inception through the end of October 2008 hurt US investors and contributed roughly -18.0% to the return of the Fund.

INVESTMENT PERFORMANCE

CUMULATIVE TOTAL RETURN for periods ended October 31, 2008
FUND NAV SINCE INCEPTION	MARKET PRICE SINCE INCEPTION	INDEX NAV SINCE INCEPTION
-47.08%	-47.04%	-46.76%

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at www.netsetfs.com.

The Fund’s per share net asset value of “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 5/7/2008. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns.

GROWTH OF A $10,000 INVESTMENT AT NET ASSET VALUE

The S&P/MIB Index is a free-float adjusted market capitalization-weighted index measuring the performance of 40 equities in Italy and seeks to replicate the broad sector weights of the Italian stock market.

Performance of a $10,000 investment, with dividend reinvested, from inception date through October 31, 2008.

PORTFOLIO MANAGERS

CHAD RAKVIN With Northern Trust since 2004

SHAUN MURPHY With Northern Trust since 2004

FUND FACTS (as of 10/31/08)

TICKER SYMBOL	ITL
INCEPTION DATE	5/7/2008
TOTAL NET ASSETS	$1,322,549
NET ASSET VALUE	$13.23
DIVIDEND SCHEDULE	ANNUAL
EXPENSE RATIO	0.47%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance reflects reinvestment of all dividends and capital gains distributions. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. Index returns do not represent Fund returns. One cannot invest directly in an index.

NETS™ FUNDS	14	ANNUAL REPORT

NETS™ FUNDS

NETS™ TA-25 INDEX FUND (ISRAEL)

PORTFOLIO MANAGEMENT COMMENTARY

For the period of roughly five and a half months between its inception date on May 21, 2008, and the end of the fiscal year on October 31, 2008, the total return of the NETS™ TA-25 Index Fund (Israel) was -41.48% at NAV. The Fund sought to track the return of its benchmark, the TA-25 Index, which posted a return of -40.80% for the same period. The Index consists of the 25 largest shares traded on the Tel-Aviv Stock Exchange. The shares in the Underlying Index must comply with requirements of liquidity and public flotation.

Market performance reflected the effects of the global credit crisis and economic slowdown. Financials represented the largest sector weighting in the Fund as of the end of October 2008 with a weighting of 25.9%. Although many Israeli banks had less exposure to sub-prime mortgage debt, the impact of financial turmoil around the world did not spare Israel. The depreciation of the Israeli Sheckel from Fund inception through the end of October 2008 hurt US investors and contributed roughly -11.0% to the return of the Fund.

INVESTMENT PERFORMANCE

CUMULATIVE TOTAL RETURN for periods ended October 31, 2008
FUND NAV SINCE INCEPTION	MARKET PRICE SINCE INCEPTION	INDEX NAV SINCE INCEPTION
-41.48%	-40.32%	-40.80%

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at www.netsetfs.com.

The Fund’s per share net asset value of “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 5/21/2008. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/27/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns.

GROWTH OF A $10,000 INVESTMENT AT NET ASSET VALUE

The Tel-Aviv 25 Index is comprised of stocks of 25 of the largest companies traded primarily on the Tel-Aviv Stock Exchange.

Performance of a $10,000 investment, with dividend reinvested, from inception date through October 31, 2008.

PORTFOLIO MANAGERS

CHAD RAKVIN With Northern Trust since 2004

SHAUN MURPHY With Northern Trust since 2004

FUND FACTS (as of 10/31/08)

TICKER SYMBOL	TAV
INCEPTION DATE	5/21/2008
TOTAL NET ASSETS	$1,463,552
NET ASSET VALUE	$14.64
DIVIDEND SCHEDULE	ANNUAL
EXPENSE RATIO	0.70%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance reflects reinvestment of all dividends and capital gains distributions. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. Index returns do not represent Fund returns. One cannot invest directly in an index.

ANNUAL REPORT	15	NETS™ FUNDS

NETS™ FUNDS

NETS™ TOKYO STOCK EXCHANGE REIT INDEX FUND

PORTFOLIO MANAGEMENT COMMENTARY

For the period of roughly two months between its inception date on September 3, 2008, and the end of the fiscal year on October 31, 2008, the total return of the NETS™ Tokyo Stock Exchange REIT Index Fund was -19.88% at NAV. The Fund sought to track the return of its benchmark, the Tokyo Stock Exchange REIT Index, which posted a return of -19.86% for the same period. The Index is a free-float adjusted market capitalization-weighted index consisting of stocks of all of the REITS traded primarily on the Tokyo Stock Exchange and is calculated using the same methodology used for calculation of the Tokyo Stock Price Index (TOPIX®).

Market performance reflected the effects of the global credit crisis and economic slowdown. The Tokyo Stock Exchange REIT Index has fallen along with the equity market in Japan and is down 57% as of October 31, 2008 from a mid-2007 peak after rallying for several years which in return had a negative impact on the Fund. This decline is attributed to the slowing of the global and Japanese economies which affected the country’s real estate market as vacancy rates increased, demand for office space eased, rental prices declined, and the availability of credit decreased.

The appreciation of the Yen from Fund inception through the end of October 2008 helped US investors and contributed roughly +9% to the return of the Fund. The Yen has been one of the few currencies that did not depreciate against the US dollar through the financial crisis.

INVESTMENT PERFORMANCE

CUMULATIVE TOTAL RETURN for periods ended October 31, 2008
FUND NAV SINCE INCEPTION	MARKET PRICE SINCE INCEPTION	INDEX NAV SINCE INCEPTION
-19.88%	-18.16%	-19.86%

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at www.netsetfs.com.

The Fund’s per share net asset value of “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 9/3/2008. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/8/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns.

GROWTH OF A $10,000 INVESTMENT AT NET ASSET VALUE

The Tokyo Stock Exchange REIT Index is a free-float adjusted market capitalization-weighted index consisting of stocks of all the REITS traded primarily on the Tokyo Stock Exchange.

Performance of a $10,000 investment, with dividend reinvested, from inception date through October 31, 2008.

PORTFOLIO MANAGERS

CHAD RAKVIN With Northern Trust since 2004

SHAUN MURPHY With Northern Trust since 2004

FUND FACTS (as of 10/31/08)

TICKER SYMBOL	JRE
INCEPTION DATE	9/3/2008
TOTAL NET ASSETS	$2,003,252
NET ASSET VALUE	$20.03
DIVIDEND SCHEDULE	ANNUAL
EXPENSE RATIO	0.47%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance reflects reinvestment of all dividends and capital gains distributions. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. Index returns do not represent Fund returns. One cannot invest directly in an index.

NETS™ FUNDS	16	ANNUAL REPORT

NETS™ FUNDS

NETS™ TOPIX® INDEX FUND (JAPAN)

PORTFOLIO MANAGEMENT COMMENTARY

For the period of roughly seven months between its inception date on April 10, 2008, and the end of the fiscal year on October 31, 2008, the total return of the NETS™ Topix® Index Fund (Japan) was -28.08% at NAV. The Fund sought to track the return of its benchmark, the TOPIX® Index, which posted a return of -28.65% for the same period. The Index is a free float adjusted, market capitalization-weighted index mainly consisting of over 1,500 stocks of the largest Japanese companies traded primarily on the Tokyo Stock Exchange.

Market performance reflected the effects of the global credit crisis and economic slowdown. Financials represented the second largest sector weighting in the Fund as of the end of October 2008 with a weighting of 19.3%. Japanese banks avoided a lot of direct exposure to the sub prime mortgage crisis, but were nevertheless impacted by the broad based financial turmoil around the world.

The appreciation of the Yen from Fund inception through the end of October 2008 helped US investors and contributed roughly +3% to the return of the Fund. The Yen has been one of the few currencies that did not depreciate against the US dollar through the financial crisis.

INVESTMENT PERFORMANCE

CUMULATIVE TOTAL RETURN for periods ended October 31, 2008
FUND NAV SINCE INCEPTION	MARKET PRICE SINCE INCEPTION	INDEX NAV SINCE INCEPTION
-28.08%	-22.12%	-28.65%

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at www.netsetfs.com.

The Fund’s per share net asset value of “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 4/10/2008. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/16/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns.

GROWTH OF A $10,000 INVESTMENT AT NET ASSET VALUE

The TOPIX® Index is a free-float adjusted, market capitalization-weighted index consisting of over 1,500 of the largest Japanese companies that are listed on the Tokyo Stock Exchange.

Performance of a $10,000 investment, with dividend reinvested, from inception date through October 31, 2008.

PORTFOLIO MANAGERS

CHAD RAKVIN With Northern Trust since 2004

SHAUN MURPHY With Northern Trust since 2004

FUND FACTS (as of 10/31/08)

TICKER SYMBOL	TYI
INCEPTION DATE	4/10/2008
TOTAL NET ASSETS	$2,697,711
NET ASSET VALUE	$17.98
DIVIDEND SCHEDULE	ANNUAL
EXPENSE RATIO	0.47%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance reflects reinvestment of all dividends and capital gains distributions. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. Index returns do not represent Fund returns. One cannot invest directly in an index.

ANNUAL REPORT	17	NETS™ FUNDS

NETS™ FUNDS

PRINCIPAL INVESTMENT STRATEGIES AND RISKS	OCTOBER 31, 2008

This is not a complete list of risks that may affect the NETS™ Funds. For additional information concerning the risks applicable to the NETS™ Funds, please see the Funds’ prospectus.

Each of the NETS™ Funds is an index fund that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (“Underlying Index”). Each Underlying Index is a group of securities that the sponsor of an index selects as representative of a specific market, market segment or industry sector. Each index provider selects the relative weightings of the securities in the index.

REPRESENTATIVE SAMPLING. Each of the NETS™ Funds, except for the NETS™ CAC40® Index Fund (France), NETS™ FTSE 100 Index Fund (United Kingdom) and NETS™ S&P/ASX 200 Index Fund (Australia), use representative sampling as part of their investment strategy. Representative sampling is a technique whereby the Fund invests in a representative sample of securities in the relevant Underlying Index. Funds that use representative sampling may or may not hold all of the securities that are included in the Underlying Index.

CORRELATION. The performance of a Fund and its Underlying Index may vary somewhat due to transaction costs, asset valuation, foreign currency valuations, market impact, corporate actions, legal restrictions and timing variances.

INDUSTRY CONCENTRATION. The NETS™ Tokyo Stock Exchange REIT Index Fund concentrates its investments in the real estate industry. The performance of real estate and real estate investment trust securities will be affected by factors affecting the value of real estate and earnings of companies engaged in real estate activities and the real estate sector generally. The remaining NETS™ Funds will only concentrate their investments to the extent that their Underlying Indexes concentrate in the stocks of a particular industry or group of industries. Certain of the Funds may be concentrated in financial companies at times.

CURRENCY RISK. Each Fund’s NAV is determined based on U.S. dollars. Therefore, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar.

FOREIGN SECURITY AND EMERGING MARKETS RISK. Each Fund invests substantially all of its assets within the equity markets of a single country outside of the U.S. Foreign securities are generally less liquid and subject to greater price volatility and sudden economic or political developments. The NETS™ Hang Seng China Enterprises Index Fund, NETS™ TA-25 Index Fund (Israel) and NETS™ FTSE/JSE Top 40 Index Fund (South Africa) invest in emerging markets. The risks of foreign investment are heightened when an issuer is located in an emerging country.

GEOGRAPHIC AND COUNTRY RISK. Each Fund concentrates its investments in a particular country and will be subject to general local economic, political and social conditions associated with that particular country and/or the geographic region in which the country is located.

MARKET RISK. Each Fund is subject to the risk that the value of its investments may go up or down in response to the prospects of individual issuers and/or general economic conditions. Foreign markets may move in the opposite direction of U.S. markets. Shares of the Funds may trade at, above, or below their most recently calculated NAV.

NON-DIVERSIFICATION RISK. Each Fund is classified as “non-diversified,” which means that it invests in smaller numbers of companies than a more diversified fund. The less diversified a fund is the more susceptible it is to risks associated with issuers of securities in which it invests.

AFFILIATED OFFICERS. Certain officers of the Trust are affiliated with the investment adviser to the JPMorgan Prime Money Market Fund in which certain of the Funds are invested.

NETS™ FUNDS	18	ANNUAL REPORT

NETS™ FUNDS

STATEMENTS OF ASSETS AND LIABILITIES	OCTOBER 31, 2008

	NETS™ AEX- INDEX® FUND (THE NETHERLANDS)	NETS™ BEL 20® INDEX FUND (BELGIUM)	NETS™ CAC40® INDEX FUND (FRANCE)	NETS™ DAX® INDEX FUND (GERMANY)	NETS™ FTSE 100 INDEX FUND (UNITED KINGDOM)	NETS™ FTSE/JSE TOP 40 INDEX FUND (SOUTH AFRICA)
ASSETS:
Investments, at cost	$2,122,124	$2,401,615	$2,550,327	$2,539,271	$2,523,330	$2,367,209
Investments, at value	$1,104,046	$1,179,839	$1,492,452	$1,472,606	$1,520,512	$1,213,832
Cash	–	–	205	–	–	–
Foreign currencies, at value (cost $11,706, $266, $2,407, $242, $118 and $3,417, respectively)	10,453	263	2,261	240	116	3,417
Receivable for securities sold	213,909	118,574	–	80,924	–	67,950
Receivable from investment adviser	795	796	829	1,684	810	770
Dividend income receivable	450	16	1	1	3,535	1
Receivable for foreign tax reclaimable	66	1,629	3,997	7,572	119	53
Total Assets	1,329,719	1,301,117	1,499,745	1,563,027	1,525,092	1,286,023
LIABILITIES:
Unrealized loss on forward foreign currency exchange contracts	–	–	–	–	–	–
Payable for securities purchased	184,823	115,998	–	74,321	–	38,093
Payable for fund shares redeemed	–	–	–	–	–	–
Payable to affiliates:
Investment advisory fees	499	525	629	1,064	624	697
Trustees’ fees	795	796	829	1,684	810	770
Total Liabilities	186,117	117,319	1,458	77,069	1,434	39,560
Net Assets	$1,143,602	$1,183,798	$1,498,287	$1,485,958	$1,523,658	$1,246,463
ANALYSIS OF NET ASSETS:
Capital stock	$2,500,000	$2,500,000	$2,500,000	$2,471,891	$2,500,000	$2,500,000
Accumulated undistributed net investment income	19,346	12,752	62,152	121,121	49,302	68,887
Accumulated net realized loss	(356,406)	(106,807)	(4,942)	(38,606)	(22,579)	(169,054)
Net unrealized depreciation	(1,019,338)	(1,222,147)	(1,058,923)	(1,068,448)	(1,003,065)	(1,153,370)
Net Assets	$1,143,602	$1,183,798	$1,498,287	$1,485,958	$1,523,658	$1,246,463
Shares of Beneficial Interest Outstanding ($0.0001 par value, unlimited authorized)	100,000	100,000	100,000	100,000	100,000	100,000
Net Asset Value, Per Share	$11.44	$11.84	$14.98	$14.86	$15.24	$12.46

See Notes to Financial Statements.

ANNUAL REPORT	19	NETS™ FUNDS

NETS™ FUNDS

STATEMENTS OF ASSETS AND LIABILITIES continued

	NETS™ FTSE SINGAPORE STRAITS TIMES INDEX FUND	NETS™ HANG SENG CHINA ENTERPRISES INDEX FUND	NETS™ HANG SENG INDEX FUND (HONG KONG)	NETS™ ISEQ 20™ INDEX FUND (IRELAND)	NETS™ PSI 20® INDEX FUND (PORTUGAL)	NETS™ S&P/ASX 200 INDEX FUND (AUSTRALIA)
ASSETS:
Investments, at cost	$2,242,803	$2,463,560	$2,527,092	$1,727,533	$1,857,451	$2,519,059
Investments, at value	$1,263,148	$1,208,850	$1,446,000	$1,079,573	$1,129,231	$1,300,595
Cash	–	–	226	38	–	–
Foreign currencies, at value (cost $13,402, $11,459, $10,636, $7,681, $21,412 and $21,848, respectively)	13,069	11,503	10,657	7,472	17,894	18,999
Receivable for securities sold	144,437	51,761	–	397,577	313,072	–
Receivable from investment adviser	817	754	782	903	733	846
Dividend income receivable	769	204	707	3,793	1	511
Receivable for foreign tax reclaimable	–	–	–	131	504	334
Total Assets	1,422,240	1,273,072	1,458,372	1,489,487	1,461,435	1,321,285
LIABILITIES:
Unrealized loss on forward foreign currency exchange contracts	–	–	–	–	–	–
Payable for securities purchased	109,745	64,096	–	363,269	289,624	3,963
Payable for fund shares redeemed	–	–	–	–	–	–
Payable to affiliates:
Investment advisory fees	577	582	630	468	521	575
Trustees’ fees	816	754	782	903	733	846
Total Liabilities	111,138	65,432	1,412	364,640	290,878	5,384
Net Assets	$1,311,102	$1,207,640	$1,456,960	$1,124,847	$1,170,557	$1,315,901
ANALYSIS OF NET ASSETS:
Capital stock	$2,500,000	$2,500,000	$2,500,000	$2,500,000	$2,500,000	$2,500,000
Accumulated undistributed net investment income	36,203	27,509	44,946	18,769	5,287	42,465
Accumulated net realized loss	(245,116)	(65,202)	(6,914)	(745,381)	(602,894)	(5,291)
Net unrealized depreciation	(979,985)	(1,254,667)	(1,081,072)	(648,541)	(731,836)	(1,221,273)
Net Assets	$1,311,102	$1,207,640	$1,456,960	$1,124,847	$1,170,557	$1,315,901
Shares of Beneficial Interest Outstanding ($0.0001 par value, unlimited authorized)	100,000	100,000	100,000	100,000	100,000	100,000
Net Asset Value, Per Share	$13.11	$12.08	$14.57	$11.25	$11.71	$13.16

See Notes to Financial Statements.

NETS™ FUNDS	20	ANNUAL REPORT

NETS™ FUNDS

OCTOBER 31, 2008

	NETS™ S&P/MIB INDEX FUND (ITALY)	NETS™ TA-25 INDEX FUND (ISRAEL)	NETS™ TOKYO STOCK EXCHANGE REIT INDEX FUND	NETS™ TOPIX® INDEX FUND (JAPAN)
ASSETS:
Investments, at cost	$2,208,437	$2,457,367	$2,469,237	$3,767,364
Investments, at value	$1,273,887	$1,443,030	$1,975,160	$2,659,816
Cash	–	–	33	–
Foreign currencies, at value (cost $4,557, $8,845, $2,775 and $43,855, respectively)	3,962	8,856	2,836	41,639
Receivable for securities sold	202,155	78,883	33,632	–
Receivable from investment adviser	779	878	873	5,521
Dividend income receivable	1	3,510	23,149	109,652
Receivable for foreign tax reclaimable	–	–	–	–
Total Assets	1,480,784	1,535,157	2,035,683	2,816,628
LIABILITIES:
Unrealized loss on forward foreign currency exchange contracts	–	–	–	472
Payable for securities purchased	156,881	69,775	30,756	–
Payable for fund shares redeemed	–	–	–	109,411
Payable to affiliates:
Investment advisory fees	575	952	802	3,513
Trustees’ fees	779	878	873	5,521
Total Liabilities	158,235	71,605	32,431	118,917
Net Assets	$1,322,549	$1,463,552	$2,003,252	$2,697,711
ANALYSIS OF NET ASSETS:
Capital stock	$2,500,000	$2,500,000	$2,500,000	$3,785,427
Accumulated undistributed net investment income	84,476	24,055	21,116	80,682
Accumulated net realized loss	(326,782)	(46,403)	(24,404)	(66,534)
Net unrealized depreciation	(935,145)	(1,014,100)	(493,460)	(1,101,864)
Net Assets	$1,322,549	$1,463,552	$2,003,252	$2,697,711
Shares of Beneficial Interest Outstanding ($0.0001 par value, unlimited authorized)	100,000	100,000	100,000	150,000
Net Asset Value, Per Share	$13.23	$14.64	$20.03	$17.98

See Notes to Financial Statements.

ANNUAL REPORT	21	NETS™ FUNDS

NETS™ FUNDS

STATEMENTS OF OPERATIONS

	NETS™ AEX- INDEX® FUND (THE NETHERLANDS)(1)	NETS™ BEL 20® INDEX FUND (BELGIUM)(2)	NETS™ CAC40® INDEX FUND (FRANCE)(3)	NETS™ DAX® INDEX FUND (GERMANY)(4)	NETS™ FTSE 100 INDEX FUND (UNITED KINGDOM)(5)	NETS™ FTSE/JSE TOP 40 INDEX FUND (SOUTH AFRICA)(6)
INVESTMENT INCOME:
Dividend income	$29,258	$23,185	$81,659	$158,624	$63,516	$80,128
Less foreign withholding taxes	(4,518)	(2,996)	(12,184)	(22,937)	(4,956)	(716)
Total Investment Income	24,740	20,189	69,475	135,687	58,560	79,412
EXPENSES:
Investment advisory fees	4,321	4,345	5,762	11,640	5,922	6,323
Trustee fees and expenses	1,763	1,753	1,827	3,665	1,799	1,738
Total Expenses	6,084	6,098	7,589	15,305	7,721	8,061
Less expenses reimbursed by investment adviser	(1,763)	(1,753)	(1,827)	(3,665)	(1,799)	(1,738)
Net Expenses	4,321	4,345	5,762	11,640	5,922	6,323
Net Investment Income	20,419	15,844	63,713	124,047	52,638	73,089
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(356,406)	(106,807)	(4,942)	(104,074)	(22,579)	(169,054)
Foreign currency transactions	(1,073)	(3,092)	(1,561)	(2,926)	(3,336)	(4,202)
In-kind redemptions	–	–	–	(979,702)	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	(1,018,078)	(1,221,776)	(1,057,875)	(1,066,665)	(1,002,818)	(1,153,377)
Forward foreign currency exchange contracts	–	–	–	–	–	–
Translation of other assets and liabilities denominated in foreign currencies	(1,260)	(371)	(1,048)	(1,783)	(247)	7
Net Losses on Investments	(1,376,817)	(1,332,046)	(1,065,426)	(2,155,150)	(1,028,980)	(1,326,626)
Net Decrease in Net Assets Resulting from Operations	$(1,356,398)	$(1,316,202)	$(1,001,713)	$(2,031,103)	$(976,342)	$(1,253,537)

(1)	The NETS™ AEX-index® Fund (The Netherlands) commenced operations on May 14, 2008.
(2)	The NETS™ BEL 20® Index Fund (Belgium) commenced operations on May 14, 2008.
(3)	The NETS™ CAC40® Index Fund (France) commenced operations on April 11, 2008.
(4)	The NETS™ DAX® Index Fund (Germany) commenced operations on April 9, 2008.
(5)	The NETS™ FTSE 100 Index Fund (United Kingdom) commenced operations on April 4, 2008.
(6)	The NETS™ FTSE/JSE Top 40 Index Fund (South Africa) commenced operations on May 7, 2008.

See Notes to Financial Statements.

NETS™ FUNDS	22	ANNUAL REPORT

NETS™ FUNDS

FOR THE PERIODS ENDED OCTOBER 31, 2008

	NETS™ FTSE SINGAPORE STRAITS TIMES INDEX FUND(1)	NETS™ HANG SENG CHINA ENTERPRISES INDEX FUND(2)	NETS™ HANG SENG INDEX FUND (HONG KONG)(3)	NETS™ ISEQ 20™ INDEX FUND (IRELAND)(4)	NETS™ PSI 20® INDEX FUND (PORTUGAL)(5)	NETS™ S&P/ASX 200 INDEX FUND (AUSTRALIA)(6)
INVESTMENT INCOME:
Dividend income	$42,298	$32,848	$51,383	$23,555	$12,131	$54,829
Less foreign withholding taxes	(95)	(576)	(745)	–	(1,816)	(1,325)
Total Investment Income	42,203	32,272	50,638	23,555	10,315	53,504
EXPENSES:
Investment advisory fees	4,751	4,738	5,676	3,198	3,872	5,910
Trustee fees and expenses	1,767	1,707	1,774	903	1,671	1,866
Total Expenses	6,518	6,445	7,450	4,101	5,543	7,776
Less expenses reimbursed by investment adviser	(1,767)	(1,707)	(1,774)	(903)	(1,671)	(1,866)
Net Expenses	4,751	4,738	5,676	3,198	3,872	5,910
Net Investment Income	37,452	27,534	44,962	20,357	6,443	47,594
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(245,116)	(65,202)	(6,914)	(745,381)	(602,894)	(5,291)
Foreign currency transactions	(1,249)	(25)	(16)	(1,588)	(1,156)	(5,129)
In-kind redemptions	–	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	(979,655)	(1,254,710)	(1,081,092)	(647,960)	(728,220)	(1,218,464)
Forward foreign currency exchange contracts	–	–	–	–	–	–
Translation of other assets and liabilities denominated in foreign currencies	(330)	43	20	(581)	(3,616)	(2,809)
Net Losses on Investments	(1,226,350)	(1,319,894)	(1,088,002)	(1,395,510)	(1,335,886)	(1,231,693)
Net Decrease in Net Assets Resulting from Operations	$(1,188,898)	$(1,292,360)	$(1,043,040)	$(1,375,153)	$(1,329,443)	$(1,184,099)

(1)	The NETS™ FTSE Singapore Straits Times Index Fund commenced operations on May 7, 2008.
(2)	The NETS™ Hang Seng China Enterprises Index Fund commenced operations on May 14, 2008.
(3)	The NETS™ Hang Seng Index Fund (Hong Kong) commenced operations on April 11, 2008.
(4)	The NETS™ ISEQ 20™ Index Fund (Ireland) commenced operations on June 16, 2008.
(5)	The NETS™ PSI 20® Index Fund (Portugal) commenced operations on May 21, 2008.
(6)	The NETS™ S&P/ASX 200 Index Fund (Australia) commenced operations on April 4, 2008.

See Notes to Financial Statements.

ANNUAL REPORT	23	NETS™ FUNDS

NETS™ FUNDS

STATEMENTS OF OPERATIONS continued	FOR THE PERIODS ENDED OCTOBER 31, 2008

	NETS™ S&P/MIB INDEX FUND (ITALY)(1)	NETS™ TA-25 INDEX FUND (ISRAEL)(2)	NETS™ TOKYO STOCK EXCHANGE REIT INDEX FUND(3)	NETS™ TOPIX® INDEX FUND (JAPAN)(4)
INVESTMENT INCOME:
Dividend income	$107,080	$37,724	$24,336	$119,071
Less foreign withholding taxes	(15,627)	(6,408)	(1,699)	(8,327)
Total Investment Income	91,453	31,316	22,637	110,744
EXPENSES:
Investment advisory fees	4,681	6,612	1,653	36,343
Trustee fees and expenses	1,736	1,851	873	11,679
Total Expenses	6,417	8,463	2,526	48,022
Less expenses reimbursed by investment adviser	(1,736)	(1,851)	(873)	(11,679)
Net Expenses	4,681	6,612	1,653	36,343
Net Investment Income	86,772	24,704	20,984	74,401
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(326,782)	(46,403)	(24,404)	(66,534)
Foreign currency transactions	(2,296)	(649)	132	6,281
In-kind redemptions	–	–	–	(2,970,083)
Net change in unrealized appreciation (depreciation) on:
Investments	(934,550)	(1,014,337)	(494,077)	(1,107,548)
Forward foreign currency exchange contracts	–	–	–	(472)
Translation of other assets and liabilities denominated in foreign currencies	(595)	237	617	6,156
Net Losses on Investments	(1,264,223)	(1,061,152)	(517,732)	(4,132,200)
Net Decrease in Net Assets Resulting from Operations	$(1,177,451)	$(1,036,448)	$(496,748)	$(4,057,799)

(1)	The NETS™ S&P/MIB Index Fund (Italy) commenced operations on May 7, 2008.
(2)	The NETS™ TA-25 Index Fund (Israel) commenced operations on May 21, 2008.
(3)	The NETS™ Tokyo Stock Exchange REIT Index Fund commenced operations on September 3, 2008.
(4)	The NETS™ TOPIX® Index Fund (Japan) commenced operations on April 10, 2008.

See Notes to Financial Statements.

NETS™ FUNDS	24	ANNUAL REPORT

NETS™ FUNDS

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE PERIODS ENDED OCTOBER 31, 2008

	NETS™ AEX- INDEX® FUND (THE NETHERLANDS) 2008(1)	NETS™ BEL 20® INDEX FUND (BELGIUM) 2008(2)	NETS™ CAC40® INDEX FUND (FRANCE) 2008(3)	NETS™ DAX® INDEX FUND (GERMANY) 2008(4)	NETS™ FTSE 100 INDEX FUND (UNITED KINGDOM) 2008(5)	NETS™ FTSE/JSE TOP 40 INDEX FUND (SOUTH AFRICA) 2008(6)
OPERATIONS:
Net investment income	$20,419	$15,844	$63,713	$124,047	$52,638	$73,089
Net realized losses	(357,479)	(109,899)	(6,503)	(1,086,702)	(25,915)	(173,256)
Net change in unrealized depreciation	(1,019,338)	(1,222,147)	(1,058,923)	(1,068,448)	(1,003,065)	(1,153,370)
Net Decrease in Net Assets Resulting from Operations	(1,356,398)	(1,316,202)	(1,001,713)	(2,031,103)	(976,342)	(1,253,537)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,500,000	2,500,000	2,500,000	5,000,000	2,500,000	2,500,000
Payments for shares redeemed	–	–	–	(1,482,939)	–	–
Net Increase in Net Assets Resulting from Capital Share Transactions	2,500,000	2,500,000	2,500,000	3,517,061	2,500,000	2,500,000
Total Increase in Net Assets	1,143,602	1,183,798	1,498,287	1,485,958	1,523,658	1,246,463
NET ASSETS:
Beginning of period	–	–	–	–	–	–
End of period	$1,143,602	$1,183,798	$1,498,287	$1,485,958	$1,523,658	$1,246,463
Accumulated Undistributed Net Investment Income	$19,346	$12,752	$62,152	$121,121	$49,302	$68,887
SHARE TRANSACTIONS:
Shares sold in-kind	100,000	100,000	100,000	200,000	100,000	100,000
Shares redeemed in-kind	–	–	–	(100,000)	–	–
Shares outstanding, end of period	100,000	100,000	100,000	100,000	100,000	100,000

(1)	The NETS™ AEX-index® Fund (The Netherlands) commenced operations on May 14, 2008.
(2)	The NETS™ BEL 20® Index Fund (Belgium) commenced operations on May 14, 2008.
(3)	The NETS™ CAC40® Index Fund (France) commenced operations on April 11, 2008.
(4)	The NETS™ DAX® Index Fund (Germany) commenced operations on April 9, 2008.
(5)	The NETS™ FTSE 100 Index Fund (United Kingdom) commenced operations on April 4, 2008.
(6)	The NETS™ FTSE/JSE Top 40 Index Fund (South Africa) commenced operations on May 7, 2008.

See Notes to Financial Statements.

ANNUAL REPORT	25	NETS™ FUNDS

NETS™ FUNDS

STATEMENTS OF CHANGES IN NET ASSETS continued

	NETS™ FTSE SINGAPORE STRAITS TIMES INDEX FUND 2008(1)	NETS™ HANG SENG CHINA ENTERPRISES INDEX FUND 2008(2)	NETS™ HANG SENG INDEX FUND (HONG KONG) 2008(3)	NETS™ ISEQ 20™ INDEX FUND (IRELAND) 2008(4)	NETS™ PSI 20® INDEX FUND (PORTUGAL) 2008(5)	NETS™ S&P/ASX 200 INDEX FUND (AUSTRALIA) 2008(6)
OPERATIONS:
Net investment income	$37,452	$27,534	$44,962	$20,357	$6,443	$47,594
Net realized losses	(246,365)	(65,227)	(6,930)	(746,969)	(604,050)	(10,420)
Net change in unrealized depreciation	(979,985)	(1,254,667)	(1,081,072)	(648,541)	(731,836)	(1,221,273)
Net Decrease in Net Assets Resulting from Operations	(1,188,898)	(1,292,360)	(1,043,040)	(1,375,153)	(1,329,443)	(1,184,099)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,500,000	2,500,000	2,500,000	2,500,000	2,500,000	2,500,000
Payments for shares redeemed	–	–	–	–	–	–
Net Increase in Net Assets Resulting from Capital Share Transactions	2,500,000	2,500,000	2,500,000	2,500,000	2,500,000	2,500,000
Total Increase in Net Assets	1,311,102	1,207,640	1,456,960	1,124,847	1,170,557	1,315,901
NET ASSETS:
Beginning of period	–	–	–	–	–	–
End of period	$1,311,102	$1,207,640	$1,456,960	$1,124,847	$1,170,557	$1,315,901
Accumulated Undistributed Net Investment Income	$36,203	$27,509	$44,946	$18,769	$5,287	$42,465
SHARE TRANSACTIONS:
Shares sold in-kind	100,000	100,000	100,000	100,000	100,000	100,000
Shares redeemed in-kind	–	–	–	–	–	–
Shares outstanding, end of period	100,000	100,000	100,000	100,000	100,000	100,000

(1)	The NETS™ FTSE Singapore Straits Times Index Fund commenced operations on May 7, 2008.
(2)	The NETS™ Hang Seng China Enterprises Index Fund commenced operations on May 14, 2008.
(3)	The NETS™ Hang Seng Index Fund (Hong Kong) commenced operations on April 11, 2008.
(4)	The NETS™ ISEQ 20™ Index Fund (Ireland) commenced operations on June 16, 2008.
(5)	The NETS™ PSI 20® Index Fund (Portugal) commenced operations on May 21, 2008.
(6)	The NETS™ S&P/ASX 200 Index Fund (Australia) commenced operations on April 4, 2008.

See Notes to Financial Statements.

NETS™ FUNDS	26	ANNUAL REPORT

NETS™ FUNDS

FOR THE PERIODS ENDED OCTOBER 31, 2008

	NETS™ S&P/MIB INDEX FUND (ITALY) 2008(1)	NETS™ TA-25 INDEX FUND (ISRAEL) 2008(2)	NETS™ TOKYO STOCK EXCHANGE REIT INDEX FUND 2008(3)	NETS™ TOPIX® INDEX FUND (JAPAN) 2008(4)
OPERATIONS:
Net investment income	$86,772	$24,704	$20,984	$74,401
Net realized losses	(329,078)	(47,052)	(24,272)	(3,030,336)
Net change in unrealized depreciation	(935,145)	(1,014,100)	(493,460)	(1,101,864)
Net Decrease in Net Assets Resulting from Operations	(1,177,451)	(1,036,448)	(496,748)	(4,057,799)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,500,000	2,500,000	2,500,000	15,000,000
Payments for shares redeemed	–	–	–	(8,244,490)
Net Increase in Net Assets Resulting from Capital Share Transactions	2,500,000	2,500,000	2,500,000	6,755,510
Total Increase in Net Assets	1,322,549	1,463,552	2,003,252	2,697,711
NET ASSETS:
Beginning of period	–	–	–	–
End of period	$1,322,549	$1,463,552	$2,003,252	$2,697,711
Accumulated Undistributed Net Investment Income	$84,476	$24,055	$21,116	$80,682
SHARE TRANSACTIONS:
Shares sold in-kind	100,000	100,000	100,000	600,000
Shares redeemed in-kind	–	–	–	(450,000)
Shares outstanding, end of period	100,000	100,000	100,000	150,000

(1)	The NETS™ S&P/MIB Index Fund (Italy) commenced operations on May 7, 2008.
(2)	The NETS™ TA-25 Index Fund (Israel) commenced operations on May 21, 2008.
(3)	The NETS™ Tokyo Stock Exchange REIT Index Fund commenced operations on September 3, 2008.
(4)	The NETS™ TOPIX® Index Fund (Japan) commenced operations on April 10, 2008.

See Notes to Financial Statements.

ANNUAL REPORT	27	NETS™ FUNDS

NETS™ FUNDS

FINANCIAL HIGHLIGHTS

Selected per share data	NETS™ AEX- INDEX® FUND (THE NETHERLANDS) 2008(1)	NETS™ BEL 20® INDEX FUND (BELGIUM) 2008(2)	NETS™ CAC40® INDEX FUND (FRANCE) 2008(3)	NETS™ DAX® INDEX FUND (GERMANY) 2008(4)	NETS™ FTSE 100 INDEX FUND (UNITED KINGDOM) 2008(5)	NETS™ FTSE/JSE TOP 40 INDEX FUND (SOUTH AFRICA) 2008(6)
Net Asset Value, Beginning of Period	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(7)	0.21	0.16	0.65	0.64	0.53	0.80
Net realized and unrealized loss	(13.77)	(13.32)	(10.67)	(10.78)	(10.29)	(13.34)
Total from Investment Operations	(13.56)	(13.16)	(10.02)	(10.14)	(9.76)	(12.54)
Net Asset Value, End of Period	$11.44	$11.84	$14.98	$14.86	$15.24	$12.46
Total Return (NAV)(8)	(54.24)%	(52.64)%	(40.08)%	(40.56)%	(39.04)%	(50.12	)%(9)
Total Return (Market Price)(10)	(54.64)%	(53.72)%	(39.28)%	(39.16)%	(50.00)%	(48.36)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,144	$1,184	$1,498	$1,486	$1,524	$1,246
Ratio to average net assets of:
Expenses, net of reimbursements(11)	0.47%	0.47%	0.47%	0.47%	0.47%	0.65%
Expenses, before reimbursements(11)	0.66%	0.66%	0.62%	0.62%	0.61%	0.83%
Net investment income, net of reimbursements(11)	2.23%	1.72%	5.21%	5.02%	4.19%	8.21%
Net investment income, before reimbursements(11)	2.04%	1.53%	5.06%	4.87%	4.05%	8.03%
Portfolio Turnover Rate(12)	39%	26%	3%	19%	5%	49%

(1)	The NETS™ AEX-index® Fund (The Netherlands) commenced operations on May 14, 2008.
(2)	The NETS™ BEL 20® Index Fund (Belgium) commenced operations on May 14, 2008.
(3)	The NETS™ CAC40® Index Fund (France) commenced operations on April 11, 2008.
(4)	The NETS™ DAX® Index Fund (Germany) commenced operations on April 9, 2008.
(5)	The NETS™ FTSE 100 Index Fund (United Kingdom) commenced operations on April 4, 2008.
(6)	The NETS™ FTSE/JSE Top 40 Index Fund (South Africa) commenced operations on May 7, 2008.
(7)	Per share net investment income has been calculated using the average shares method.
(8)	Assumes initial investment is made at net asset value at the beginning of period, reinvestment of all dividends and distributions at net asset value during the period, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(9)	In 2008, 0.38% of the Fund’s total return consists of a payment by the adviser for a benchmark tracking error. Excluding this item, total return would have been (50.40)%.
(10)	Assumes initial investment is made at market value at the beginning of period, reinvestment of all dividends and distributions at net asset value during the period, and a complete redemption of the investment at market value at the end of the period. Total return is not annualized for periods less than one year. Market price is determined by using the midpoint between the highest bid and lowest offer on the stock exchange on which the shares are listed for trading, as of the time the net asset value is calculated. Market price may be greater or less than net asset value.
(11)	Annualized for periods less than one year.
(12)	Portfolio turnover excludes in-kind transactions.

See Notes to Financial Statements.

NETS™ FUNDS	28	ANNUAL REPORT

NETS™ FUNDS

FOR THE PERIODS ENDED OCTOBER 31, 2008

Selected per share data	NETS™ FTSE SINGAPORE STRAITS TIMES INDEX FUND 2008(1)	NETS™ HANG SENG CHINA ENTERPRISES INDEX FUND 2008(2)	NETS™ HANG SENG INDEX FUND (HONG KONG) 2008(3)	NETS™ ISEQ 20™ INDEX FUND (IRELAND) 2008(4)	NETS™ PSI 20® INDEX FUND (PORTUGAL) 2008(5)	NETS™ S&P/ASX 200 INDEX FUND (AUSTRALIA) 2008(6)
Net Asset Value, Beginning of Period	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(7)	0.38	0.28	0.46	0.21	0.06	0.48
Net realized and unrealized loss	(12.27)	(13.20)	(10.89)	(13.96)	(13.35)	(12.32)
Total from Investment Operations	(11.89)	(12.92)	(10.43)	(13.75)	(13.29)	(11.84)
Net Asset Value, End of Period	$13.11	$12.08	$14.57	$11.25	$11.71	$13.16
Total Return (NAV)(8)	(47.56)%	(51.68)%	(41.72)%	(54.88)%	(53.16)%	(47.36)%
Total Return (Market Price)(9)	(47.88)%	(51.20)%	(40.44)%	(54.28)%	(52.28)%	(46.52)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,311	$1,208	$1,457	$1,125	$1,171	$1,316
Ratio to average net assets of:
Expenses, net of reimbursements(10)	0.47%	0.51%	0.47%	0.47%	0.47%	0.47%
Expenses, before reimbursements(10)	0.65%	0.70%	0.62%	0.61%	0.68%	0.62%
Net investment income, net of reimbursements(10)	3.72%	2.97%	3.73%	3.01%	0.79%	3.79%
Net investment income, before reimbursements(10)	3.54%	2.78%	3.58%	2.87%	0.58%	3.64%
Portfolio Turnover Rate(11)	33%	9%	4%	64%	55%	3%

(1)	The NETS™ FTSE Singapore Straits Times Index Fund commenced operations on May 7, 2008.
(2)	The NETS™ Hang Seng China Enterprises Index Fund commenced operations on May 14, 2008.
(3)	The NETS™ Hang Seng Index Fund (Hong Kong) commenced operations on April 11, 2008.
(4)	The NETS™ ISEQ 20™ Index Fund (Ireland) commenced operations on June 16, 2008.
(5)	The NETS™ PSI 20® Index Fund (Portugal) commenced operations on May 21, 2008.
(6)	The NETS™ S&P/ASX 200 Index Fund (Australia) commenced operations on April 4, 2008.
(7)	Per share net investment income has been calculated using the average shares method.
(8)	Assumes initial investment is made at net asset value at the beginning of period, reinvestment of all dividends and distributions at net asset value during the period, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(9)	Assumes initial investment is made at market value at the beginning of period, reinvestment of all dividends and distributions at net asset value during the period, and a complete redemption of the investment at market value at the end of the period. Total return is not annualized for periods less than one year. Market price is determined by using the midpoint between the highest bid and lowest offer on the stock exchange on which the shares are listed for trading, as of the time the net asset value is calculated. Market price may be greater or less than net asset value.
(10)	Annualized for periods less than one year.
(11)	Portfolio turnover excludes in-kind transactions.

See Notes to Financial Statements.

ANNUAL REPORT	29	NETS™ FUNDS

NETS™ FUNDS

FINANCIAL HIGHLIGHTS continued	FOR THE PERIODS ENDED OCTOBER 31, 2008

Selected per share data	NETS™ S&P/MIB INDEX FUND (ITALY) 2008(1)	NETS™ TA-25 INDEX FUND (ISRAEL) 2008(2)	NETS™ TOKYO STOCK EXCHANGE REIT INDEX FUND 2008(3)	NETS™ TOPIX® INDEX FUND (JAPAN) 2008(4)
Net Asset Value, Beginning of Period	$25.00	$25.00	$25.00	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(5)	0.87	0.25	0.21	0.13
Net realized and unrealized loss	(12.64)	(10.61)	(5.18)	(7.15)
Total from Investment Operations	(11.77)	(10.36)	(4.97)	(7.02)
Net Asset Value, End of Period	$13.23	$14.64	$20.03	$17.98
Total Return (NAV)(6)	(47.08)%	(41.48)%	(19.88)%	(28.08)%
Total Return (Market Price)(7)	(47.04)%	(40.32)%	(18.16)%	(22.12)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,323	$1,464	$2,003	$2,698
Ratio to average net assets of:
Expenses, net of reimbursements(8)	0.47%	0.70%	0.47%	0.47%
Expenses, before reimbursements(8)	0.65%	0.90%	0.72%	0.62%
Net investment income, net of reimbursements(8)	8.74%	2.62%	5.99%	0.96%
Net investment income, before reimbursements(8)	8.56%	2.42%	5.74%	0.81%
Portfolio Turnover Rate(9)	36%	22%	2%	2%

(1)	The NETS™ S&P/MIB Index Fund (Italy) commenced operations on May 7, 2008.
(2)	The NETS™ TA-25 Index Fund (Israel) commenced operations on May 21, 2008.
(3)	The NETS™ Tokyo Stock Exchange REIT Index Fund commenced operations on September 3, 2008.
(4)	The NETS™ TOPIX® Index Fund (Japan) commenced operations on April 10, 2008.
(5)	Per share net investment income has been calculated using the average shares method.
(6)	Assumes initial investment is made at net asset value at the beginning of period, reinvestment of all dividends and distributions at net asset value during the period, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(7)	Assumes initial investment is made at market value at the beginning of period, reinvestment of all dividends and distributions at net asset value during the period, and a complete redemption of the investment at market value at the end of the period. Total return is not annualized for periods less than one year. Market price is determined by using the midpoint between the highest bid and lowest offer on the stock exchange on which the shares are listed for trading, as of the time the net asset value is calculated. Market price may be greater or less than net asset value.
(8)	Annualized for periods less than one year.
(9)	Portfolio turnover excludes in-kind transactions.

See Notes to Financial Statements.

NETS™ FUNDS	30	ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NETS™ AEX-INDEX® FUND (THE NETHERLANDS)	OCTOBER 31, 2008

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 96.5%
Banks – 0.8%
Fortis	8,090	$9,335
Brewers – 2.9%
Heineken NV	990	33,054
Business Training & Employment Agencies – 1.1%
Randstad Holding NV	530	10,185
USG People NV	258	2,663
		12,848
Consumer Electronics – 2.3%
Koninklijke Philips Electronics NV	1,487	27,058
Delivery Services – 2.5%
TNT NV	1,366	28,234
Fixed Line Telecommunications – 8.2%
Koninklijke KPN NV	6,775	94,373
Food Products – 8.0%
Unilever NV	3,832	91,547
Food Retailers & Wholesalers – 4.6%
Koninklijke Ahold NV	4,931	52,317
Heavy Construction – 0.3%
Koninklijke BAM Groep NV	391	3,431
Integrated Oil & Gas – 17.9%
Royal Dutch Shell PLC, Class A	7,454	204,353
Life Insurance – 5.4%
Aegon NV	6,013	24,193
ING Groep NV	4,087	37,496
		61,689
Oil Equipment & Services – 4.5%
Fugro NV	1,214	42,781
SBM Offshore NV	530	9,197
		51,978
Publishing – 9.2%
Reed Elsevier NV	4,037	53,423
Wolters Kluwer NV	2,945	51,610
		105,033
Retail REITs – 3.7%
Corio NV (REIT)	182	9,642
Unibail-Rodamco (REIT)	219	32,598
		42,240
Semiconductors – 5.6%
ASML Holding NV	3,696	63,739
Specialty Chemicals – 5.9%
Akzo Nobel NV	1,307	53,739
Koninklijke DSM NV	497	13,682
		67,421
Specialty REITs – 4.2%
Wereldhave NV (REIT)	583	48,038
Steel – 9.0%
ArcelorMittal	4,040	102,561
Telecommunications Equipment – 0.4%
TomTom NV*	563	4,244
Total Common Stocks
(Cost $2,121,571)		1,103,493

	NUMBER OF RIGHTS	VALUE
RIGHTS – 0.0%(1)
Banks – 0.0%(1)
Fortis, expiring 7/1/14*(2)(3)	8,090	$0
Total Rights
(Cost $0)		0

	NUMBER OF SHARES
SHORT-TERM INVESTMENT – 0.0%(1)
JPMorgan Prime Money Market Fund, Morgan Shares, 2.42%(4)(5)	553	553
Total Short-Term Investment
(Cost $553)		553

Total Investments – 96.5%
(Cost $2,122,124)		1,104,046
Other Assets less Liabilities – 3.5%		39,556
NET ASSETS – 100.0%		$1,143,602

* Non-Income Producing Security.

(1) Less than 0.05%.

(2) This security represents a possible future entitlement to any proceeds that the Belgium Government might earn from the sale of Fortis Bank Belgium, which will be distributed back to shareholders of record. Accordingly, there is no associated strike price.

(3) Security fair valued in accordance with procedures adopted by the Board of Trustees. At October 31, 2008, the value of these securities amounted to $0, or 0.0% of net assets.

(4) The rate quoted is the annualized seven-day net yield of the Fund at period end.

(5) J.P. Morgan Investor Services Co. is the administrator and JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund. Certain officers of the Funds are also employees of the administrator, custodian or transfer agent. During the period ended October 31, 2008, the Fund had net purchases of approximately $553 of the JPMorgan Prime Money Market Fund, Morgan Shares.

REIT Real Estate Investment Trust

Percentages shown are based on Net Assets.

All securities are concentrated within the Netherlands with the exception of the JPMorgan Prime Money Market Fund, Morgan Shares, which is concentrated in the United States.

INDUSTRY SECTOR	(UNAUDITED) % OF TOTAL INVESTMENTS
Banks	0.8%
Brewers	3.0
Business Training & Employment Agencies	1.2
Consumer Electronics	2.4
Delivery Services	2.6
Fixed Line Telecommunications	8.5
Food Products	8.3
Food Retailers & Wholesalers	4.7
Heavy Construction	0.3
Integrated Oil & Gas	18.5
Life Insurance	5.6
Oil Equipment & Services	4.7
Publishing	9.5
Retail REITs	3.8
Semiconductors	5.8
Specialty Chemicals	6.1
Specialty REITs	4.4
Steel	9.3
Telecommunications Equipment	0.4
Short–Term Investment	0.1
Total	100.0%

See Notes to Financial Statements.

ANNUAL REPORT	31	NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ BEL 20® INDEX FUND (BELGIUM)	OCTOBER 31, 2008

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 99.3%
Banks – 14.6%
Dexia SA	10,588	$54,779
Fortis	14,446	16,303
KBC Groep NV	2,395	101,739
		172,821
Brewers – 10.9%
InBev NV	3,229	128,876
Diversified Industrials – 4.9%
Ackermans & van Haaren NV	342	19,476
Bekaert SA	393	38,293
		57,769
Electronic Equipment – 1.6%
AGFA – Gevaert NV*	4,714	19,427
Fixed Line Telecommunications – 4.6%
Belgacom SA	1,587	53,811
Food Retailers & Wholesalers – 10.6%
Colruyt SA	240	53,562
Delhaize Group	1,302	72,438
		126,000
Gas Distribution – 21.4%
GDF Suez	5,770	253,559
Industrial & Office REITs – 1.4%
Cofinimmo (REIT)	135	16,691
Mobile Telecommunications – 4.2%
Mobistar SA	750	49,406
Nonferrous Metals – 0.2%
Nyrstar	909	2,789
Pharmaceuticals – 6.9%
Omega Pharma SA	753	27,451
UCB SA	2,131	53,923
		81,374
Specialty Chemicals – 9.1%
Solvay SA	603	55,597
Umicore	2,921	51,707
		107,304
Specialty Finance – 8.9%
Groupe Bruxelles Lambert SA	767	55,540
Nationale A Portefeuille	936	50,016
		105,556
Total Common Stocks
(Cost $2,397,159)		1,175,383

RIGHTS–0.0%(1)
Banks – 0.0%(1)
Fortis, expiring 7/1/14*(2)(3)	15,314	$0
Total Rights
(Cost $0)		0

	NUMBER OF SHARES	VALUE
SHORT-TERM INVESTMENT – 0.4%
JPMorgan Prime Money Market Fund, Morgan Shares, 2.42%(4)(5)	4,456	4,456
Total Short-Term Investment
(Cost $4,456)		4,456

Total Investments – 99.7%
(Cost $2,401,615)		1,179,839
Other Assets less Liabilities – 0.3%		3,959
NET ASSETS – 100.0%		$1,183,798

* Non-Income Producing Security.

(1) Less than 0.05%.

(2) This security represents a possible future entitlement to any proceeds that the Belgium Government might earn from the sale of Fortis Bank Belgium, which will be distributed back to shareholders of record. Accordingly, there is no associated strike price.

(3) Security fair valued in accordance with procedures adopted by the Board of Trustees. At October 31, 2008, the value of these securities amounted to $0, or 0.0% of net assets.

(4) The rate quoted is the annualized seven-day net yield of the Fund at period end.

(5) J.P. Morgan Investor Services Co. is the administrator and JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund. Certain officers of the Funds are also employees of the administrator, custodian or transfer agent. During the period ended October 31, 2008, the Fund had net purchases of approximately $4,456 of the JPMorgan Prime Money Market Fund, Morgan Shares.

REIT Real Estate Investment Trust

Percentages shown are based on Net Assets.

All securities are concentrated within Belgium with the exception of the JPMorgan Prime Money Market Fund, Morgan Shares, which is concentrated in the United States.

INDUSTRY SECTOR	(UNAUDITED) % OF TOTAL INVESTMENTS
Banks	14.7%
Brewers	10.9
Diversified Industrials	4.9
Electronic Equipment	1.6
Fixed Line Telecommunications	4.6
Food Retailers & Wholesalers	10.7
Gas Distribution	21.5
Industrial & Office REITs	1.4
Mobile Telecommunications	4.2
Nonferrous Metals	0.2
Pharmaceuticals	6.9
Specialty Chemicals	9.1
Specialty Finance	8.9
Short-Term Investment	0.4
Total	100.0%

See Notes to Financial Statements.

NETS™ FUNDS	32	ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NETS™ CAC40® INDEX FUND (FRANCE)	OCTOBER 31, 2008

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 99.6%
Aerospace – 0.7%
European Aeronautic Defence and Space Co. NV	674	$11,059
Airlines – 0.5%
Air France-KLM	472	6,724
Automobiles – 1.3%
Peugeot SA	328	8,649
Renault SA	376	11,376
		20,025
Banks – 13.7%
BNP Paribas	1,599	113,546
Credit Agricole SA	2,078	29,604
Dexia SA	696	3,590
Societe Generale	1,095	58,561
		205,301
Broadcasting & Entertainment – 3.7%
Vivendi	2,162	55,941
Broadline Retailers – 0.6%
PPR	145	9,120
Building Materials & Fixtures – 2.6%
Cie de Saint-Gobain	576	21,930
Lafarge SA	250	16,268
		38,198
Clothing & Accessories – 2.2%
LVMH Moet Hennessy Louis Vuitton SA	498	32,752
Commodity Chemicals – 2.7%
Air Liquide	481	41,052
Computer Services – 0.5%
Cap Gemini SA	251	7,979
Conventional Electricity – 2.7%
EDF	673	40,024
Distillers & Vintners – 1.5%
Pernod-Ricard SA	346	22,280
Electrical Components & Equipment – 1.6%
Schneider Electric SA	408	24,161
Fixed Line Telecommunications – 6.0%
France Telecom SA	3,611	90,205
Food Products – 3.1%
Groupe Danone	848	46,711
Food Retailers & Wholesalers – 3.3%
Carrefour SA	1,172	48,924
Gas Distribution – 7.1%
GDF Suez	2,417	106,213
Heavy Construction – 3.5%
Bouygues	508	21,374
Vinci SA	859	30,488
		51,862
Hotels – 0.8%
Accor SA	306	11,775

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 99.6% – continued
Industrial Machinery – 1.8%
Alstom SA	338	$16,426
Vallourec	93	10,260
		26,686
Insurance – 3.8%
AXA SA	3,046	57,358
Integrated Oil & Gas – 15.8%
Total SA	4,365	236,983
Medical Supplies – 1.2%
Cie Generale d’Optique Essilor International SA	395	17,561
Personal Products – 2.5%
L’Oreal SA	497	37,193
Pharmaceuticals – 8.1%
Sanofi-Aventis SA	1,938	121,473
Publishing – 0.5%
Lagardere SCA	198	7,783
Retail REITs – 1.5%
Unibail-Rodamco (REIT)	151	22,403
Semiconductors – 0.6%
STMicroelectronics NV	1,092	8,855
Steel – 2.5%
ArcelorMittal	1,463	37,205
Telecommunications Equipment – 0.6%
Alcatel-Lucent*	3,725	9,494
Tires – 0.8%
Compagnie Generale des Etablissements Michelin, Class B	231	11,750
Water – 1.8%
Suez Environnement SA*	548	10,423
Veolia Environnement	697	16,979
		27,402
Total Investments – 99.6%
(Cost $2,550,327)		1,492,452
Other Assets less Liabilities – 0.4%		5,835
NET ASSETS – 100.0%		$1,498,287

* Non-Income Producing Security.

REIT Real Estate Investment Trust

Percentages shown are based on Net Assets.

See Notes to Financial Statements.

ANNUAL REPORT	33	NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ CAC40® INDEX FUND (FRANCE) continued	OCTOBER 31, 2008

INDUSTRY SECTOR	(UNAUDITED) % OF TOTAL INVESTMENTS
Aerospace	0.7%
Airlines	0.5
Automobiles	1.3
Banks	13.8
Broadcasting & Entertainment	3.8
Broadline Retailers	0.6
Building Materials & Fixtures	2.6
Clothing & Accessories	2.2
Commodity Chemicals	2.8
Computer Services	0.5
Conventional Electricity	2.7
Distillers & Vintners	1.5
Electrical Components & Equipment	1.6
Fixed Line Telecommunications	6.0
Food Products	3.1
Food Retailers & Wholesalers	3.3
Gas Distribution	7.1
Heavy Construction	3.5
Hotels	0.8
Industrial Machinery	1.8
Insurance	3.8
Integrated Oil & Gas	15.9
Medical Supplies	1.2
Personal Products	2.5
Pharmaceuticals	8.1
Publishing	0.5
Retail REITs	1.5
Semiconductors	0.6
Steel	2.5
Telecommunications Equipment	0.6
Tires	0.8
Water	1.8
Total	100.0%

See Notes to Financial Statements.

NETS™ FUNDS	34	ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NETS™ DAX® INDEX FUND (GERMANY)	OCTOBER 31, 2008

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 99.1%
Airlines – 1.1%
Deutsche Lufthansa AG (Registered)	1,125	$15,606
Auto Parts & Equipment – 0.6%
Continental AG	207	8,494
Automobile Manufacturers – 17.3%
Bayerische Motoren Werke AG	791	20,176
Daimler AG	2,124	72,208
Volkswagen AG	260	164,682
		257,066
Chemicals, Commodity – 0.8%
K+S AG	322	12,527
Chemicals, Speciality – 11.7%
BASF SE	2,129	70,380
Bayer AG	1,883	103,055
		173,435
Clothing & Footwear – 1.2%
Adidas AG	488	17,036
Credit Banks – 4.7%
Commerzbank AG	1,623	17,350
Deutsche Bank AG (Registered)	1,307	48,792
Deutsche Postbank AG	202	4,075
		70,217
Fixed-Line Telecommunication – 10.0%
Deutsche Telekom AG	10,067	147,824
Health Care – 3.7%
Fresenius Medical Care AG & Co. KGaA	1,227	54,861
Industrial Gases – 1.9%
Linde AG	348	28,732
Industrial, Diversified – 9.8%
MAN AG	244	11,983
Siemens AG (Registered)	2,011	118,475
ThyssenKrupp AG	823	15,665
		146,123
Insurance – 4.7%
Allianz SE (Registered)	952	70,041
Logistics – 1.5%
Deutsche Post AG (Registered)	2,070	22,705
Mortgage Banks – 0.2%
Hypo Real Estate Holding AG	456	2,995
Multi-Utilities – 15.4%
E.ON AG	4,233	159,205
RWE AG	855	70,244
		229,449
Personal Products – 0.9%
Henkel AG & Co. KGaA (Preference)	440	12,559
Pharmaceuticals – 0.9%
Merck KGAA	159	14,029
Re-Insurance – 4.5%
Muenchener Rueckversicherungs AG (Registered)	508	66,285
Retail, Multiline – 0.6%
Metro AG	272	8,650
Securities Brokers – 2.5%
Deutsche Boerse AG	480	37,731
Semiconductors – 0.4%
Infineon Technologies AG*	1,845	5,744

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 99.1% – continued
Software – 4.7%
SAP AG	2,001	$70,044
Total Common Stocks
(Cost $2,538,818)		1,472,153

SHORT-TERM INVESTMENT – 0.0%(1)
JPMorgan Prime Money Market Fund, Morgan Shares, 2.42%(2)(3)	453	453
Total Short-Term Investment
(Cost $453)		453

Total Investments – 99.1%
(Cost $2,539,271)		1,472,606
Other Assets less Liabilities – 0.9%		13,352
NET ASSETS – 100.0%		$1,485,958

* Non-Income Producing Security.

(1) Less than 0.05%.

(2) The rate quoted is the annualized seven-day net yield of the Fund at period end.

(3) J.P. Morgan Investor Services Co. is the administrator and JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund. Certain officers of the Funds are also employees of the administrator, custodian or transfer agent. During the period ended October 31, 2008, the Fund had net purchases of approximately $453 of the JPMorgan Prime Money Market Fund, Morgan Shares.

Percentages shown are based on Net Assets.

All securities are concentrated within Germany with the exception of the JPMorgan Prime Money Market Fund, Morgan Shares, which is concentrated in the United States.

INDUSTRY SECTOR	(UNAUDITED) % OF TOTAL INVESTMENTS
Airlines	1.1%
Auto Parts & Equipment	0.6
Automobile Manufacturers	17.5
Chemicals, Commodity	0.8
Chemicals, Speciality	11.8
Clothing & Footwear	1.2
Credit Banks	4.8
Fixed-Line Telecommunication	10.0
Health Care	3.7
Industrial Gases	1.9
Industrial, Diversified	9.9
Insurance	4.8
Logistics	1.5
Mortgage Banks	0.2
Multi-Utilities	15.6
Personal Products	0.8
Pharmaceuticals	0.9
Re-Insurance	4.5
Retail, Multiline	0.6
Securities Brokers	2.6
Semiconductors	0.4
Software	4.8
Short-Term Investment	0.0(4)
Total	100.0%

(4) Less than 0.05%.

See Notes to Financial Statements.

ANNUAL REPORT	35	NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ FTSE 100 INDEX FUND (UNITED KINGDOM)

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 99.6%
Aerospace – 0.8%
Cobham PLC	1,001	$3,040
Rolls-Royce Group PLC*	1,640	8,645
Rolls-Royce Group PLC, Class C*	93,808	152
		11,837
Airlines – 0.1%
British Airways PLC	1,015	2,232
Apparel Retailers – 0.2%
Next PLC	177	3,014
Asset Managers – 0.7%
Man Group PLC	1,503	8,646
Schroders PLC	150	1,917
Schroders PLC (Non-Voting)	59	631
		11,194
Banks – 14.0%
Barclays PLC	7,242	20,934
HBOS PLC	4,855	7,789
HSBC Holdings PLC	10,694	131,665
Lloyds TSB Group PLC	5,016	16,031
Royal Bank of Scotland Group PLC	14,857	16,203
Standard Chartered PLC	1,268	20,795
		213,417
Brewers – 1.0%
SABMiller PLC	1,003	15,939
Broadcasting & Entertainment – 0.5%
British Sky Broadcasting Group PLC	1,165	7,125
Broadline Retailers – 0.3%
Marks & Spencer Group PLC	1,419	5,021
Business Support Services – 1.1%
Bunzl PLC	302	3,040
Capita Group PLC (The)	557	5,742
Experian PLC	900	4,966
G4S PLC	1,242	3,756
		17,504
Containers & Packaging – 0.2%
Rexam PLC	567	3,419
Conventional Electricity – 2.2%
British Energy Group PLC	909	10,868
Drax Group PLC	303	2,818
International Power PLC	1,328	4,753
Scottish & Southern Energy PLC	781	15,319
		33,758
Defense – 1.2%
BAE Systems PLC	3,194	17,998
Distillers & Vintners – 2.3%
Diageo PLC	2,233	34,312
Diversified Industrials – 0.3%
Smiths Group PLC	355	4,580

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 99.6% – continued
Exploration & Production – 0.5%
Cairn Energy PLC*	115	$2,980
Tullow Oil PLC	634	5,368
		8,348
Fixed Line Telecommunications – 1.1%
BT Group PLC	6,887	12,808
Cable & Wireless PLC	2,269	4,506
		17,314
Food Products – 2.7%
Associated British Foods PLC	349	$3,922
Cadbury PLC	1,181	10,839
Unilever PLC	1,137	25,646
		40,407
Food Retailers & Wholesalers – 3.7%
J. Sainsbury PLC	1,570	7,166
Tesco PLC	7,003	38,404
Wm. Morrison Supermarkets PLC	2,424	10,330
		55,900
Full Line Insurance – 0.4%
RSA Insurance Group PLC	2,968	6,594
Gas Distribution – 1.1%
Centrica PLC	3,321	16,339
General Mining – 8.0%
Anglo American PLC	1,178	29,159
Antofagasta PLC	348	2,134
BHP Billiton PLC	1,973	33,568
Eurasian Natural Resources Corp.	341	1,704
Kazakhmys PLC	193	890
Rio Tinto PLC	893	41,324
Vedanta Resources PLC	126	1,731
Xstrata PLC	648	11,046
		121,556
Home Improvement Retailers – 0.2%
Kingfisher PLC	2,067	3,807
Hotels – 0.1%
Intercontinental Hotels Group PLC	240	2,042
Industrial Suppliers – 0.2%
Wolseley PLC	580	3,168
Insurance Brokers – 0.2%
Admiral Group PLC	173	2,551
Integrated Oil & Gas – 21.9%
BG Group PLC	3,007	44,359
BP PLC	16,797	137,666
Royal Dutch Shell PLC, Class A	3,163	86,727
Royal Dutch Shell PLC, Class B	2,413	64,681
		333,433
Investment Services – 0.2%
ICAP PLC	426	2,113
London Stock Exchange Group PLC	183	1,652
		3,765

See Notes to Financial Statements.

NETS™ FUNDS	36	ANNUAL REPORT

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2008

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 99.6% – continued
Life Insurance – 3.0%
Aviva PLC	2,371	$14,098
Friends Provident PLC	2,050	2,319
Legal & General Group PLC	5,180	5,967
Old Mutual PLC	4,697	3,802
Prudential PLC	2,222	11,309
Standard Life PLC	1,979	7,634
		45,129
Media Agencies – 0.4%
WPP Group PLC	1,058	6,410
Medical Equipment – 0.5%
Smith & Nephew PLC	793	7,291
Mobile Telecommunications – 6.1%
Inmarsat PLC	410	2,789
Vodafone Group PLC	46,872	90,198
		92,987
Multi-Utilities – 2.0%
National Grid PLC	2,166	24,621
United Utilities Group PLC	584	6,600
		31,221
Nondurable Household Products – 1.8%
Reckitt Benckiser Group PLC	639	26,947
Oil Equipment & Services – 0.4%
AMEC PLC	293	2,448
John Wood Group PLC	381	1,479
Petrofac Ltd.	212	1,471
		5,398
Pharmaceuticals – 10.0%
AstraZeneca PLC	1,298	55,158
GlaxoSmithKline PLC	4,669	90,301
Shire PLC	494	6,537
		151,996
Platinum & Precious Metals – 0.2%
Fresnillo PLC	197	389
Lonmin PLC	137	2,539
		2,928
Publishing – 1.2%
Pearson PLC	732	7,191
Reed Elsevier PLC	963	8,480
Thomson Reuters PLC	158	2,739
		18,410
Real Estate Investment Trusts – 1.2%
British Land Co. PLC (REIT)	451	4,489
Hammerson PLC (REIT)	256	2,937
Land Securities Group PLC (REIT)	422	7,439
Liberty International PLC (REIT)	320	3,552
		18,417
Recreational Services – 0.3%
Carnival PLC	188	4,116

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 99.6% – continued
Restaurants & Bars – 0.7%
Compass Group PLC	1,649	$7,667
Whitbread PLC	155	2,237
		9,904
Software – 0.5%
Autonomy Corp. PLC*	193	3,051
Invensys PLC*	701	1,749
Sage Group PLC (The)	1,209	3,380
		8,180
Specialty Chemicals – 0.2%
Johnson Matthey PLC	195	2,936
Specialty Finance – 0.2%
3i Group PLC	338	2,949
Tobacco – 4.9%
British American Tobacco PLC	1,802	49,497
Imperial Tobacco Group PLC	909	24,454
		73,951
Travel & Tourism – 0.5%
Firstgroup PLC	437	2,882
Stagecoach Group PLC	642	1,919
Thomas Cook Group PLC	376	1,021
TUI Travel PLC	516	1,571
		7,393
Water – 0.3%
Severn Trent PLC	217	4,803
Total Common Stocks
(Cost $2,519,144)		1,517,940

CLOSED-END FUND – 0.2%
Equity Investment Instruments – 0.2%
Alliance Trust PLC (The)
(Cost $3,962)	593	2,348
Total Closed-End Fund
(Cost $3,962)		2,348

SHORT-TERM INVESTMENT – 0.0%(1)
JPMorgan Prime Money Market Fund, Morgan Shares, 2.42%(2)(3)	224	224
Total Short-Term Investment
(Cost $224)		224

Total Investments – 99.8%
(Cost $2,523,330)		1,520,512
Other Assets less Liabilities – 0.2%		3,146
NET ASSETS – 100.0%		$1,523,658

* Non-Income Producing Security.

(1) Less than 0.05%.

See Notes to Financial Statements.

ANNUAL REPORT	37	NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ FTSE 100 INDEX FUND (UNITED KINGDOM) (continued)	OCTOBER 31, 2008

(2) The rate quoted is the annualized seven-day net yield of the Fund at period end.

(3) J.P. Morgan Investor Services Co. is the administrator and JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund. Certain officers of the Funds are also employees of the administrator, custodian or transfer agent. During the period ended October 31, 2008, the Fund had net purchases of approximately $224 of the JPMorgan Prime Money Market Fund, Morgan Shares.

REIT Real Estate Investment Trust

Percentages shown are based on Net Assets.

All securities are concentrated within the United Kingdom with the exception of the JPMorgan Prime Money Market Fund, Morgan Shares, which is concentrated in the United States.

INDUSTRY SECTOR	(UNAUDITED) % OF TOTAL INVESTMENTS
Aerospace	0.8%
Airlines	0.1
Apparel Retailers	0.2
Asset Managers	0.7
Banks	14.0
Brewers	1.0
Broadcasting & Entertainment	0.5
Broadline Retailers	0.3
Business Support Services	1.2
Containers & Packaging	0.2
Conventional Electricity	2.2
Defense	1.2
Distillers & Vintners	2.3
Diversified Industrials	0.3
Equity Investment Instruments	0.2
Exploration & Production	0.5
Fixed Line Telecommunications	1.1
Food Products	2.7
Food Retailers & Wholesalers	3.7
Full Line Insurance	0.4
Gas Distribution	1.1
General Mining	8.0
Home Improvement Retailers	0.2
Hotels	0.1
Industrial Suppliers	0.2
Insurance Brokers	0.2
Integrated Oil & Gas	21.9
Investment Services	0.2
Life Insurance	3.0
Media Agencies	0.4
Medical Equipment	0.5
Mobile Telecommunications	6.1
Multi-Utilities	2.1
Nondurable Household Products	1.8
Oil Equipment & Services	0.4
Pharmaceuticals	10.0
Platinum & Precious Metals	0.2
Publishing	1.2
Real Estate Investment Trusts	1.2
Recreational Services	0.3
Restaurants & Bars	0.7
Software	0.5
Specialty Chemicals	0.2
Specialty Finance	0.2
Tobacco	4.9
Travel & Tourism	0.5
Water	0.3
Short-Term Investment	0.0(4)
Total	100.0%

(4) Less than 0.05%.

See Notes to Financial Statements.

NETS™ FUNDS	38	ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NETS™ FTSE/JSE TOP 40 INDEX FUND (SOUTH AFRICA)	OCTOBER 31, 2008

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 97.4%
Apparel Retailers – 2.7%
Compagnie Financiere Richemont SA	16,098	$34,108
Banks – 10.1%
ABSA Group Ltd.	1,707	17,503
FirstRand Ltd.	21,129	30,010
Nedbank Group Ltd.	1,143	10,873
RMB Holdings Ltd.	4,448	10,246
Standard Bank Group Ltd.	7,244	56,628
		125,260
Brewers – 6.0%
SABMiller PLC	4,722	74,785
Broadcasting & Entertainment – 2.8%
Naspers Ltd., Class N	2,112	34,735
Building Materials & Fixtures – 0.7%
Pretoria Portland Cement Co. Ltd.	2,649	8,068
Business Support Services – 1.5%
Bidvest Group Ltd.*	1,731	18,277
Consumer Finance – 0.9%
African Bank Investments Ltd.	3,947	10,659
Diversified Industrials – 1.4%
Remgro Ltd.	2,482	17,888
Equity Investment Instruments – 0.5%
Reinet Investments SCA GDR*	5,397	6,794
Fixed Line Telecommunications – 1.2%
Telkom SA Ltd.	1,367	14,676
Food Products – 1.2%
Tiger Brands Ltd.	1,017	14,656
Food Retailers & Wholesalers – 1.2%
Shoprite Holdings Ltd.	2,876	15,037
Furnishings – 0.8%
Steinhoff International Holdings Ltd.	6,931	10,034
General Mining – 27.5%
African Rainbow Minerals Ltd.	588	5,910
Anglo American PLC	6,271	152,382
BHP Billiton PLC	10,437	177,863
Exxaro Resources Ltd.	616	4,028
Kumba Iron Ore Ltd.	161	2,092
		342,275
Gold Mining – 5.7%
AngloGold Ashanti Ltd.	1,752	33,526
Gold Fields Ltd.	3,218	22,542
Harmony Gold Mining Co. Ltd.*	2,004	14,995
		71,063
Heavy Construction – 1.8%
Aveng Ltd.	2,229	10,860
Murray & Roberts Holdings Ltd.	1,765	11,823
		22,683
Integrated Oil & Gas – 7.1%
Sasol Ltd.	3,020	88,454
Investment Services – 1.2%
Investec Ltd.	1,265	$6,138
Investec PLC	2,017	9,110
		15,248

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 97.4% – continued
Life Insurance – 3.5%
Liberty Group Ltd.	312	1,926
Old Mutual PLC	27,817	23,976
Sanlam Ltd.	11,129	17,965
		43,867
Mobile Telecommunications – 7.3%
MTN Group Ltd.	8,254	91,339
Paper – 0.8%
Mondi Ltd.	665	2,768
Sappi Ltd.	1,246	7,539
		10,307
Platinum & Precious Metals – 4.3%
Anglo Platinum Ltd.	384	15,594
Impala Platinum Holdings Ltd.	3,345	34,265
Lonmin PLC	190	3,582
		53,441
Real Estate Investment Trusts – 1.7%
Liberty International PLC (REIT)	1,917	21,213
Steel – 1.0%
ArcelorMittal South Africa Ltd.	1,384	12,856
Tobacco – 4.5%
British American Tobacco PLC*	2,068	55,891
Total Common Stocks
(Cost $2,366,991)		1,213,614

SHORT-TERM INVESTMENT – 0.0%(1)
JPMorgan Prime Money Market Fund, Morgan Shares, 2.42%(2)(3)	218	218
Total Short-Term Investment
(Cost $218)		218

Total Investments – 97.4%
(Cost $2,367,209)		1,213,832
Other Assets less Liabilities – 2.6%		32,631
NET ASSETS – 100.0%		$1,246,463

* Non-Income Producing Security.

(1) Less than 0.05%.

(2) The rate quoted is the annualized seven-day net yield of the Fund at period end.

(3) J.P. Morgan Investor Services Co. is the administrator and JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund. Certain officers of the Funds are also employees of the administrator, custodian or transfer agent. During the period ended October 31, 2008, the Fund had net purchases of approximately $218 of the JPMorgan Prime Money Market Fund, Morgan Shares.

GDR Global Depositary Receipt

REIT Real Estate Investment Trust

Percentages shown are based on Net Assets.

All securities are concentrated within South Africa with the exception of the JPMorgan Prime Money Market Fund, Morgan Shares, which is concentrated in the United States.

See Notes to Financial Statements.

ANNUAL REPORT	39	NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ FTSE/JSE TOP 40 INDEX FUND (SOUTH AFRICA) (continued)	OCTOBER 31, 2008

INDUSTRY SECTOR	(UNAUDITED) % OF TOTAL INVESTMENTS
Apparel Retailers	2.8%
Banks	10.3
Brewers	6.2
Broadcasting & Entertainment	2.9
Building Materials & Fixtures	0.7
Business Support Services	1.5
Consumer Finance	0.9
Diversified Industrials	1.5
Equity Investment Instruments	0.6
Fixed Line Telecommunications	1.2
Food Products	1.2
Food Retailers & Wholesalers	1.2
Furnishings	0.8
General Mining	28.2
Gold Mining	5.8
Heavy Construction	1.9
Integrated Oil & Gas	7.3
Investment Services	1.3
Life Insurance	3.6
Mobile Telecommunications	7.5
Paper	0.8
Platinum & Precious Metals	4.4
Real Estate Investment Trusts	1.7
Steel	1.1
Tobacco	4.6
Short-Term Investment	0.0(4)
Total	100.0%

(4) Less than 0.05%.

See Notes to Financial Statements.

NETS™ FUNDS	40	ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NETS™ FTSE SINGAPORE STRAITS TIMES INDEX FUND	OCTOBER 31, 2008

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 96.3%
Aerospace – 1.8%
Singapore Technologies Engineering Ltd.	15,000	$23,250
Airlines – 4.6%
Singapore Airlines Ltd.	8,000	59,734
Banks – 22.3%
DBS Group Holdings Ltd.	7,000	51,984
Oversea-Chinese Banking Corp.	17,000	56,136
United Overseas Bank Ltd.	21,000	184,258
		292,378
Commercial Vehicles & Trucks – 1.8%
Cosco Corp. Singapore Ltd.	11,000	5,745
SembCorp Marine Ltd.	15,000	17,993
		23,738
Diversified Industrials – 19.3%
Fraser and Neave Ltd.	25,000	45,994
Jardine Matheson Holdings Ltd.	3,600	84,600
Jardine Strategic Holdings Ltd.	3,000	35,820
Keppel Corp. Ltd.	17,000	51,324
Noble Group Ltd.	14,800	10,373
SembCorp Industries Ltd.	15,000	24,260
		252,371
Farming & Fishing – 1.1%
Golden Agri-Resources Ltd.	110,000	14,085
Fixed Line Telecommunications – 15.4%
Singapore Telecommunications Ltd.	107,000	175,221
StarHub Ltd.	17,000	27,266
		202,487
Food Products – 3.6%
Olam International Ltd.	20,000	16,982
Wilmar International Ltd.	18,000	29,962
		46,944
Hotels – 3.9%
City Developments Ltd.	12,000	50,947
Investment Services – 3.9%
Singapore Exchange Ltd.	15,000	51,553
Marine Transportation – 0.5%
Neptune Orient Lines Ltd.	8,000	6,523
Publishing – 3.6%
Singapore Press Holdings Ltd.	22,000	47,443
Real Estate Holding & Development – 9.8%
CapitaLand Ltd.	31,000	59,539
Hongkong Land Holdings Ltd.	23,000	61,180
Keppel Land Ltd.	5,000	6,233
Yanlord Land Group Ltd.	4,000	1,968
		128,920
Real Estate Investment Trusts – 2.7%
CapitaMall Trust (REIT)	28,000	35,851
Recreational Services – 1.0%
Genting International PLC*	56,000	13,586

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 96.3% – continued
Specialty Retailers – 1.0%
Jardine Cycle & Carriage Ltd.	2,000	$12,481
Total Common Stocks
(Cost $2,241,946)		1,262,291

SHORT-TERM INVESTMENT – 0.0%(1)
JPMorgan Prime Money Market Fund, Morgan Shares, 2.42%(2)(3)	857	857
Total Short-Term Investment
(Cost $857)		857

Total Investments – 96.3%
(Cost $2,242,803)		1,263,148
Other Assets less Liabilities – 3.7%		47,954
NET ASSETS – 100.0%		$1,311,102

* Non-Income Producing Security.

(1) Less than 0.05%.

(2) The rate quoted is the annualized seven-day net yield of the Fund at period end.

(3) J.P. Morgan Investor Services Co. is the administrator and JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund. Certain officers of the Funds are also employees of the administrator, custodian or transfer agent. During the period ended October 31, 2008, the Fund had net purchases of approximately $857 of the JPMorgan Prime Money Market Fund, Morgan Shares.

REIT Real Estate Investment Trust

Percentages shown are based on Net Assets.

All securities are concentrated within Singapore with the exception of the JPMorgan Prime Money Market Fund, Morgan Shares, which is concentrated in the United States.

INDUSTRY SECTOR	(UNAUDITED) % OF TOTAL INVESTMENTS
Aerospace	1.8%
Airlines	4.7
Banks	23.2
Commercial Vehicles & Trucks	1.9
Diversified Industrials	20.0
Farming & Fishing	1.1
Fixed Line Telecommunications	16.0
Food Products	3.7
Hotels	4.0
Investment Services	4.1
Marine Transportation	0.5
Publishing	3.8
Real Estate Holding & Development	10.2
Real Estate Investment Trusts	2.8
Recreational Services	1.1
Specialty Retailers	1.0
Short-Term Investment	0.1
Total	100.0%

See Notes to Financial Statements.

ANNUAL REPORT	41	NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ HANG SENG CHINA ENTERPRISES INDEX FUND	OCTOBER 31, 2008

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 100.1%
Consumer Goods – 1.3%
Dongfeng Motor Group Co. Ltd., Class H	33,277	$9,016
Tsingtao Brewery Co. Ltd., Class H	4,001	6,990
		16,006
Energy – 21.1%
China Coal Energy Co.	32,937	19,038
China Oilfield Services Ltd., Class H	14,857	7,917
China Petroleum & Chemical Corp., Class H	87,256	56,629
China Shenhua Energy Co., Ltd., Class H	25,366	45,820
PetroChina Co. Ltd., Class H	155,439	114,316
Yanzhou Coal Mining Co. Ltd., Class H	18,275	11,200
		254,920
Financials – 55.0%
Bank of China Ltd., Class H	195,376	55,711
Bank of Communications Co. Ltd., Class H	95,495	54,460
China Citic Bank, Class H	41,179	12,220
China Construction Bank Corp., Class H	335,300	160,069
China Life Insurance Co. Ltd., Class H	55,435	145,553
China Merchants Bank Co. Ltd., Class H	20,526	30,456
Industrial & Commercial Bank of China, Class H	341,142	155,816
PICC Property & Casualty Co. Ltd., Class H*	26,953	7,164
Ping An Insurance Group Co. of China Ltd., Class H	10,436	43,088
		664,537
Industrial Goods – 0.8%
Shanghai Electric Group Co. Ltd., Class H*	33,043	9,592
Materials – 4.7%
Aluminum Corp. of China Ltd., Class H	35,386	13,012
Angang Steel Co. Ltd., Class H	12,329	7,286
China Molybdenum Co. Ltd., Class H	19,934	6,018
Jiangxi Copper Co. Ltd., Class H	15,465	7,263
Maanshan Iron & Steel, Class H	31,528	5,654
Sinopec Shanghai Petrochemical Co. Ltd., Class H	36,349	6,707
Zijin Mining Group Co. Ltd., Class H	37,635	11,169
		57,109
Properties & Construction – 6.7%
Anhui Conch Cement Co. Ltd., Class H*	3,838	11,810
China Communications Construction Co. Ltd., Class H	34,575	23,554
China National Building Material Co. Ltd., Class H	12,366	6,908
China Railway Construction Corp., Class H*	12,769	15,454
China Railway Group Ltd., Class H*	28,373	16,108
Guangzhou R&F Properties Co. Ltd., Class H	15,457	7,080
		80,914
Services – 4.9%
Air China Ltd., Class H	25,110	6,706
Beijing Capital International Airport Co. Ltd., Class H	17,747	9,617
China COSCO Holdings Co. Ltd., Class H	22,665	11,668
China Shipping Container Lines Co. Ltd., Class H	49,834	5,530

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 100.1% – continued
Services – 4.9% – (continued)
China Shipping Development Co. Ltd., Class H	11,473	$10,777
Jiangsu Expressway Co. Ltd., Class H	11,339	7,725
Zhejiang Expressway Co. Ltd., Class H	14,739	6,808
		58,831
Telecommunications – 3.7%
China Communications Services Corp. Ltd., Class H	15,720	8,032
China Telecom Corp. Ltd., Class H	103,194	36,216
		44,248
Utilities – 1.9%
Datang International Power Generation Co. Ltd., Class H	28,552	10,462
Huaneng Power International, Inc., Class H	25,062	12,191
		22,653
Total Common Stocks
(Cost $2,463,520)		1,208,810

SHORT-TERM INVESTMENT – 0.0%(1)
JPMorgan Prime Money Market Fund, Morgan Shares, 2.42%(2)(3)	40	40
Total Short-Term Investment
(Cost $40)		40

Total Investments – 100.1%
(Cost $2,463,560)		1,208,850
Liabilities in Excess of Other Assets – (0.1)%		(1,210)
NET ASSETS – 100.0%		$1,207,640

* Non-Income Producing Security.

(1) Less than 0.05%.

(2) The rate quoted is the annualized seven-day net yield of the Fund at period end.

(3) J.P. Morgan Investor Services Co. is the administrator and JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund. Certain officers of the Funds are also employees of the administrator, custodian or transfer agent. During the period ended October 31, 2008, the Fund had net purchases of approximately $40 of the JPMorgan Prime Money Market Fund, Morgan Shares.

Percentages shown are based on Net Assets.

All securities are concentrated within China with the exception of the JPMorgan Prime Money Market Fund, Morgan Shares, which is concentrated in the United States.

INDUSTRY SECTOR	(UNAUDITED) % OF TOTAL INVESTMENTS
Consumer Goods	1.3%
Energy	21.1
Financials	55.0
Industrial Goods	0.8
Materials	4.7
Properties & Construction	6.7
Services	4.9
Telecommunications	3.6
Utilities	1.9
Short-Term Investment	0.0(4)
Total	100.0%

(4) Less than 0.05%.

See Notes to Financial Statements.

NETS™ FUNDS	42	ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NETS™ HANG SENG INDEX FUND (HONG KONG)	OCTOBER 31, 2008

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 99.2%
Conglomerates – 6.1%
China Resources Enterprise	4,205	$8,138
Citic Pacific Ltd.	3,836	2,999
Hutchison Whampoa Ltd.	7,440	39,358
New World Development Ltd.	8,525	6,863
Swire Pacific Ltd., Class A	3,193	22,041
Wharf Holdings Ltd.	4,802	9,294
		88,693
Consumer Goods – 2.8%
Esprit Holdings Ltd.	3,690	20,472
Li & Fung Ltd.	8,255	16,190
Yue Yuen Industrial Holdings Ltd.	2,290	4,491
		41,153
Energy – 11.3%
China Petroleum & Chemical Corp., Class H	58,539	37,992
China Shenhua Energy Co., Ltd., Class H	11,859	21,421
CNOOC Ltd.	62,838	51,078
PetroChina Co. Ltd., Class H	74,145	54,529
		165,020
Financials – 43.7%
Bank of China Ltd., Class H	119,363	34,036
Bank of Communications Co. Ltd., Class H	48,274	27,530
Bank of East Asia Ltd.	5,835	11,368
BOC Hong Kong Holdings Ltd.	12,916	14,298
China Construction Bank Corp., Class H	157,627	75,250
China Life Insurance Co. Ltd., Class H	26,099	68,527
Hang Seng Bank Ltd.	2,668	32,703
Hong Kong Exchanges and Clearing Ltd.	3,750	36,651
HSBC Holdings PLC	20,437	242,593
Industrial & Commercial Bank of China, Class H	160,296	73,215
Ping An Insurance Group Co. of China Ltd., Class H	4,910	20,272
		636,443
Information Technology – 1.9%
Foxconn International Holdings Ltd.*	7,284	2,585
Tencent Holdings Ltd.	3,449	24,475
		27,060
Materials – 0.3%
Aluminum Corp. of China Ltd., Class H	13,769	5,063
Properties & Construction – 9.8%
Cheung Kong Holdings Ltd.	4,846	45,362
China Overseas Land & Investment Ltd.	13,691	14,980
Hang Lung Properties Ltd.	7,231	17,167
Henderson Land Development Co. Ltd.	3,746	13,098
Sino Land Co.	8,508	7,146
Sun Hung Kai Properties Ltd.	5,419	45,797
		143,550

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 99.2% – continued
Services – 1.9%
Cathay Pacific Airways Ltd.	4,058	$4,885
China Merchants Holdings International Co. Ltd.	3,778	8,774
COSCO Pacific Ltd.	3,863	2,742
MTR Corp.	4,928	10,682
		27,083
Telecommunications – 15.1%
China Mobile Ltd.	21,042	184,073
China Unicom Hong Kong Ltd.	24,883	35,316
		219,389
Utilities – 6.3%
CLP Holdings Ltd.	6,362	42,685
Hong Kong & China Gas Co. Ltd.	13,955	24,091
HongKong Electric Holdings	4,842	25,770
		92,546
Total Investments – 99.2%
(Cost $2,527,092)		1,446,000
Other Assets less Liabilities – 0.8%		10,960
NET ASSETS – 100.0%		$1,456,960

* Non-Income Producing Security.

Percentages shown are based on Net Assets.

INDUSTRY SECTOR	(UNAUDITED) % OF TOTAL INVESTMENTS
Conglomerates	6.1%
Consumer Goods	2.8
Energy	11.4
Financials	44.0
Information Technology	1.9
Materials	0.4
Properties & Construction	9.9
Services	1.9
Telecommunications	15.2
Utilities	6.4
Total	100.0%

See Notes to Financial Statements.

ANNUAL REPORT	43	NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ ISEQ 20™ INDEX FUND (IRELAND)	OCTOBER 31, 2008

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 96.0%
Construction & Property Investment – 30.2%
CRH PLC	11,094	$243,372
Grafton Group PLC*	16,472	49,085
Kingspan Group PLC	8,335	47,562
		340,019
Energy & Exploration – 2.2%
Dragon Oil PLC*	9,569	24,511
Financial Services – 15.6%
Allied Irish Banks PLC	11,384	60,773
Anglo Irish Bank Corp. PLC	403	1,278
FBD Holdings PLC	3,364	49,056
Governor & Co. of the Bank of Ireland (The)	2,524	7,361
Irish Life & Permanent PLC	16,687	57,132
		175,600
Food & Drink – 10.7%
Aryzta AG	588	20,859
C&C Group PLC	17,162	24,809
Greencore Group PLC	31,135	48,561
Kerry Group PLC, Class A	1,177	26,119
		120,348
Industrial – 6.1%
DCC PLC	3,050	47,300
Smurfit Kappa Group PLC	11,875	21,081
		68,381
Insurance – 3.6%
AXA SA	2,124	39,996
Leisure & Services & Retail – 8.2%
Independent News & Media PLC	53,820	43,678
Paddy Power PLC	2,854	48,314
		91,992
Pharmaceutical & Biotech – 11.3%
Elan Corp. PLC*	10,674	79,181
United Drug PLC	12,434	48,089
		127,270
Transportation – 8.1%
Ryanair Holdings PLC ADR*	4,094	91,173
Total Common Stocks
(Cost $1,727,250)		1,079,290

	NUMBER OF SHARES	VALUE
SHORT-TERM INVESTMENT – 0.0%(1)
JPMorgan Prime Money Market Fund, Morgan Shares, 2.42%(2(3)	283	$283
Total Short-Term Investment
(Cost $283)		283

Total Investments – 96.0%
(Cost $1,727,533)		1,079,573
Other Assets less Liabilities – 4.0%		45,274
NET ASSETS – 100.0%		$1,124,847

* Non-Income Producing Security.

(1) Less than 0.05%.

(2) The rate quoted is the annualized seven-day net yield of the Fund at period end.

(3) J.P. Morgan Investor Services Co. is the administrator and JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund. Certain officers of the Funds are also employees of the administrator, custodian or transfer agent. During the period ended October 31, 2008, the Fund had net purchases of approximately $283 of the JPMorgan Prime Money Market Fund, Morgan Shares.

ADR American Depositary Receipt

Percentages shown are based on Net Assets.

All securities are concentrated within Ireland with the exception of the JPMorgan Prime Money Market Fund, Morgan Shares, which is concentrated in the United States.

INDUSTRY SECTOR	(UNAUDITED) % OF TOTAL INVESTMENTS
Construction & Property Investment	31.5%
Energy & Exploration	2.3
Financial Services	16.3
Food & Drink	11.2
Industrial	6.3
Insurance	3.7
Leisure & Services & Retail	8.5
Pharmaceutical & Biotech	11.8
Transportation	8.4
Short-Term Investment	0.0(4)
Total	100.0%

(4) Less than 0.05%.

See Notes to Financial Statements.

NETS™ FUNDS	44	ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NETS™ PSI 20® INDEX FUND (PORTUGAL)	OCTOBER 31, 2008

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 96.5%
Alternative Electricity – 2.1%
EDP Renovaveis SA*	4,802	$24,661
Banks – 15.2%
Banco BPI SA (Registered)	25,339	52,052
Banco Comercial Portugues SA (Registered)	64,451	74,617
Banco Espirito Santo SA (Registered)	5,311	50,510
		177,179
Broadcasting & Entertainment – 7.1%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	16,414	83,234
Building Materials & Fixtures – 11.8%
Cimpor Cimentos de Portugal SGPS SA	11,620	53,060
Semapa-Sociedade de Investimento e Gestao	6,156	53,628
Sonae Industria SGPS SA	11,924	31,450
		138,138
Conventional Electricity – 18.8%
Energias de Portugal SA	49,510	168,630
Redes Energeticas Nacionais SA	15,955	51,793
		220,423
Diversified Industrials – 2.2%
Altri SGPS SA	8,150	25,836
Fixed Line Telecommunications – 12.0%
Portugal Telecom SGPS SA (Registered)	21,597	140,847
Food Retailers & Wholesalers – 5.0%
Jeronimo Martins SGPS SA	10,390	52,845
Sonae SGPS SA	8,936	5,439
		58,284
Heavy Construction – 7.3%
Mota Engil SGPS SA	16,599	53,358
Teixeira Duarte – Engenharia Construcoes SA	34,601	32,029
		85,387
Integrated Oil & Gas – 4.6%
Galp Energia SGPS SA, Class B	5,924	53,973
Mobile Telecommunications – 1.4%
Sonaecom, SGPS SA*	10,605	16,473
Paper – 4.6%
Portucel Empresa Produtora de Pasta e Papel SA	25,042	53,316
Transportation Services – 4.4%
Brisa	6,702	51,144
Total Common Stocks
(Cost $1,857,115)		1,128,895

	NUMBER OF SHARES	VALUE
SHORT-TERM INVESTMENT – 0.0%(1)
JPMorgan Prime Money Market Fund, Morgan Shares, 2.42%(2)(3)	336	$336
Total Short-Term Investment
(Cost $336)		336

Total Investments – 96.5%
(Cost $1,857,451)		1,129,231
Other Assets less Liabilities – 3.5%		41,326
NET ASSETS – 100.0%		$1,170,557

* Non-Income Producing Security.

(1) Less than 0.05%.

(2) The rate quoted is the annualized seven-day net yield of the Fund at period end.

(3) J.P. Morgan Investor Services Co. is the administrator and JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund. Certain officers of the Funds are also employees of the administrator, custodian or transfer agent. During the period ended October 31, 2008, the Fund had net purchases of approximately $336 of the JPMorgan Prime Money Market Fund, Morgan Shares.

Percentages shown are based on Net Assets.

All securities are concentrated within Portugal with the exception of the JPMorgan Prime Money Market Fund, Morgan Shares, which is concentrated in the United States.

INDUSTRY SECTOR	(UNAUDITED) % OF TOTAL INVESTMENTS
Alternative Electricity	2.2%
Banks	15.7
Broadcasting & Entertainment	7.4
Building Materials & Fixtures	12.2
Conventional Electricity	19.5
Diversified Industrials	2.3
Fixed Line Telecommunications	12.5
Food Retailers & Wholesalers	5.2
Heavy Construction	7.6
Integrated Oil & Gas	4.8
Mobile Telecommunications	1.4
Paper	4.7
Transportation Services	4.5
Short-Term Investment	0.0(4)
Total	100.0%

(4) Less than 0.05%.

See Notes to Financial Statements.

ANNUAL REPORT	45	NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ S&P/ASX 200 INDEX FUND (AUSTRALIA)

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 98.3%
Agricultural Products – 0.1%
Futuris Corp. Ltd.	1,851	$1,435
Air Freight & Logistics – 0.4%
Toll Holdings Ltd.	1,469	5,796
Airlines – 0.5%
Qantas Airways Ltd.	4,517	7,212
Airport Services – 0.3%
Macquarie Airports	3,253	4,593
Aluminum – 0.4%
Alumina Ltd.	3,509	4,908
Apparel, Accessories & Luxury Goods – 0.3%
Billabong International Ltd.	422	3,319
Asset Management & Custody Banks – 0.5%
Australian Wealth Management Ltd.	1,071	562
Babcock & Brown Capital Ltd.*	295	389
Henderson Group PLC	1,183	976
HFA Holdings Ltd.	869	229
IOOF Holdings Ltd.	153	424
Perpetual Ltd.	98	2,259
Platinum Asset Management Ltd.	503	1,075
		5,914
Biotechnology – 2.6%
CSL Ltd.	1,430	34,341
Brewers – 1.6%
Foster’s Group Ltd.	4,606	17,382
Lion Nathan Ltd.	700	4,059
		21,441
Broadcasting & Cable TV – 0.3%
Austar United Communications Ltd.*	1,408	836
Consolidated Media Holdings Ltd.	1,021	1,387
Seven Network Ltd.	265	1,093
Ten Network Holdings Ltd.	751	669
		3,985
Building Products – 0.2%
Crane Group Ltd.	160	945
GWA International Ltd.	642	1,008
Hills Industries Ltd.	343	873
		2,826
Casinos & Gaming – 1.3%
Aristocrat Leisure Ltd.	910	2,282
Crown Ltd.	992	4,385
TABCORP Holdings Ltd.	1,250	5,649
Tatts Group Ltd.	3,099	5,111
		17,427
Coal & Consumable Fuels – 0.6%
Centennial Coal Co. Ltd.	806	1,861
Energy Resources of Australia Ltd.	157	1,481
Felix Resources Ltd.	210	1,643
Gloucester Coal Ltd.	97	275
Paladin Energy Ltd.*	1,491	2,233

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 98.3% – continued
Coal & Consumable Fuels – 0.6% – (continued)
Riversdale Mining Ltd.*	430	$866
		8,359
Commercial Printing – 0.0%(1)
PMP Ltd.	658	419
Computer & Electronics Retail – 0.1%
JB Hi-Fi Ltd.	249	1,439
Construction & Engineering – 0.9%
Ausenco Ltd.	135	387
Boart Longyear Group	3,600	1,033
Leighton Holdings Ltd.	350	5,727
Macmahon Holdings Ltd.	1,066	513
Monadelphous Group Ltd.	180	950
NRW Holdings Ltd.	535	219
United Group Ltd.	397	2,491
		11,320
Construction & Farm Machinery & Heavy Trucks – 0.1%
Bradken Ltd.	285	931
Construction Materials – 0.6%
Adelaide Brighton Ltd.	805	1,206
Boral Ltd.	1,448	4,308
James Hardie Industries NV	1,020	2,860
		8,374
Data Processing & Outsourced Services – 0.5%
Computershare Ltd.	1,064	5,896
Iress Market Technology Ltd.	221	671
		6,567
Department Stores – 0.2%
David Jones Ltd.	1,160	2,350
Distributors – 0.1%
Pacific Brands Ltd.	1,224	808
Diversified Banks – 22.0%
Australia & New Zealand Banking Group Ltd.	4,731	54,185
Commonwealth Bank of Australia	3,215	85,480
National Australia Bank Ltd.	4,057	64,212
St. George Bank Ltd.	1,361	24,872
Westpac Banking Corp.	4,539	60,731
		289,480
Diversified Chemicals – 0.8%
Orica Ltd.	859	10,966
Diversified Commercial & Professional Services – 1.7%
Brambles Ltd.	3,306	17,318
Cabcharge Australia Ltd.	289	1,306
Downer EDI Ltd.	765	2,463
Spotless Group Ltd.	474	782
Transfield Services Ltd.	349	937
		22,806
Diversified Metals & Mining – 14.8%
BHP Billiton Ltd.	8,044	148,544
Equinox Minerals Ltd.*	336	294

See Notes to Financial Statements.

NETS™ FUNDS	46	ANNUAL REPORT

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2008

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 98.3% – continued
Diversified Metals & Mining – 14.8% – (continued)
Iluka Resources Ltd.*	867	$2,059
Independence Group NL	272	253
Kagara Ltd.*	395	138
Lynas Corp. Ltd.*	1,533	324
MacArthur Coal Ltd.	218	872
Minara Resources Ltd.	560	384
Mincor Resources NL	471	216
OM Holdings Ltd.	944	679
OZ Minerals Ltd.	7,507	4,680
Panoramic Resources Ltd.	441	314
Platinum Australia Ltd.*	540	210
Rio Tinto Ltd.	679	34,762
Straits Resources Ltd.	471	398
Western Areas NL*	262	700
		194,827
Diversified REIT’s – 1.5%
Abacus Property Group (REIT)	1,531	333
Babcock & Brown Japan Property Trust (REIT)	1,286	373
Dexus Property Group (REIT)	7,146	3,512
GPT Group (REIT)	10,384	5,104
Mirvac Group (REIT)	2,434	1,582
Stockland (REIT)	3,504	9,178
Valad Property Group (REIT)	3,894	216
		20,298
Education Services – 0.0%(1)
ABC Learning Centres Ltd.(2)	1,151	410
Electric Utilities – 0.2%
Babcock & Brown Infrastructure Group	5,061	635
SP AusNet	2,486	1,804
		2,439
Environmental & Facilities Services – 0.1%
Transpacific Industries Group Ltd.	391	921
Fertilizers & Agricultural Chemicals – 0.8%
Incitec Pivot Ltd.	2,922	7,711
Nufarm Ltd.	307	2,210
		9,921
Food Distributors – 0.7%
ABB Grain Ltd.	401	2,183
AWB Ltd.	831	1,436
Metcash Ltd.	1,862	4,951
		8,570
Food Retail – 4.1%
Woolworths Ltd.	2,909	53,354
Forest Products – 0.1%
Great Southern Ltd.	660	157
Gunns Ltd.	1,558	1,218
Timbercorp Ltd.	703	236
		1,611

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 98.3% – continued
Gas Utilities – 0.2%
APA Group	933	$1,804
Envestra Ltd.	888	375
		2,179
General Merchandise Stores – 0.2%
Harvey Norman Holdings Ltd.	1,435	2,443
Gold – 1.9%
Avoca Resources Ltd.*	431	421
Kingsgate Consolidated Ltd.*	188	322
Lihir Gold Ltd.*	5,161	6,640
Newcrest Mining Ltd.	1,090	14,958
PanAust Ltd.*	3,447	500
Sino Gold Mining Ltd.*	570	1,316
St. Barbara Ltd.*	3,642	553
		24,710
Health Care Services – 0.7%
Primary Health Care Ltd.	745	2,261
Sonic Healthcare Ltd.	753	6,811
		9,072
Health Care Distributors – 0.1%
Sigma Pharmaceuticals Ltd.	2,090	1,737
Health Care Equipment – 0.5%
Cochlear Ltd.	133	5,002
Resmed, Inc.*	668	2,181
		7,183
Health Care Facilities – 0.2%
Healthscope Ltd.	532	1,513
Ramsay Health Care Ltd.	241	1,606
		3,119
Health Care Supplies – 0.2%
Ansell Ltd.	319	2,652
Highways & Railtracks – 1.4%
ConnectEast Group	3,670	1,756
Macquarie Infrastructure Group	5,012	6,481
Transurban Group	3,040	10,810
		19,047
Hotels, Resorts & Cruise Lines – 0.1%
Flight Centre Ltd.	121	1,114
Household Appliances – 0.0%(1)
GUD Holdings Ltd.	151	468
Human Resource & Employment Services – 0.1%
Seek Ltd.	498	1,084
Hypermarkets & Super Centers – 2.1%
Wesfarmers Ltd.	1,938	27,451
Independent Power Producers & Energy Traders – 0.0%(1)
Babcock & Brown Power	1,505	124
Industrial Conglomerates – 0.3%
CSR Ltd.	2,383	3,396

See Notes to Financial Statements.

ANNUAL REPORT	47	NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ S&P/ASX 200 INDEX FUND (AUSTRALIA) (continued)

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 98.3% – continued
Industrial REIT’s – 0.3%
Bunnings Warehouse Property Trust (REIT)	582	$624
Goodman Group (REIT)	3,868	2,386
ING Industrial Fund (REIT)	2,416	534
		3,544
Integrated Oil & Gas – 1.7%
Origin Energy Ltd.	2,118	21,938
Integrated Telecommunication Services – 5.7%
Singapore Telecommunications Ltd.	1,082	1,785
Telecom Corp. of New Zealand Ltd.	4,433	5,879
Telstra Corp. Ltd.	24,854	67,557
		75,221
Internet Retail – 0.0%(1)
Wotif.com Holdings Ltd.	272	621
Investment Banking & Brokerage – 1.0%
Macquarie Group Ltd.	674	13,073
Life & Health Insurance – 1.7%
AMP Ltd.	4,500	16,062
AXA Asia Pacific Holdings Ltd.	1,983	5,756
		21,818
Movies & Entertainment – 0.5%
News Corp., Class B	705	6,907
Multi-line Insurance – 0.1%
Tower Australia Group Ltd.	592	816
Multi-Utilities – 0.9%
AGL Energy Ltd.	1,062	9,788
DUET Group	1,123	1,778
		11,566
Office REIT’s – 0.5%
Commonwealth Property Office Fund (REIT)	3,837	3,342
ING Office Fund (REIT)	3,058	2,229
Macquarie Office Trust (REIT)	4,440	835
Tishman Speyer Office Fund (REIT)	838	177
		6,583
Office Services & Supplies – 0.0%(1)
Corporate Express Australia Ltd.	168	553
Oil & Gas Equipment & Services – 0.3%
WorleyParsons Ltd.	421	4,152
Oil & Gas Exploration & Production – 4.8%
Arrow Energy Ltd.*	1,446	2,366
Australian Worldwide Exploration Ltd.*	1,270	2,095
Beach Petroleum Ltd.	2,429	1,554
Linc Energy Ltd.*	468	911
Nexus Energy Ltd.*	1,203	433
Oil Search Ltd.	2,168	6,436
Queensland Gas Co. Ltd.*	1,547	5,869
Roc Oil Co. Ltd.*	723	293
Santos Ltd.	1,427	12,700
Woodside Petroleum Ltd.	1,102	30,449
		63,106

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 98.3% – continued
Oil & Gas Refining & Marketing – 0.2%
Caltex Australia Ltd.	327	$2,026
Other Diversified Financial Services – 0.1%
Babcock & Brown Ltd.	504	427
Challenger Financial Services Group Ltd.	1,122	1,214
		1,641
Packaged Foods & Meats – 0.3%
Australian Agricultural Co. Ltd.	316	396
Goodman Fielder Ltd.	3,213	3,508
		3,904
Paper Packaging – 0.6%
Amcor Ltd.	2,028	7,760
Paper Products – 0.1%
PaperlinX Ltd.	1,498	1,384
Precious Metals & Minerals – 0.1%
Aquarius Platinum Ltd.	570	1,136
Property & Casualty Insurance – 4.5%
Insurance Australia Group Ltd.	4,465	11,194
QBE Insurance Group Ltd.	2,120	35,666
Suncorp-Metway Ltd.	2,352	12,429
		59,289
Publishing – 0.5%
APN News & Media Ltd.	726	1,154
Fairfax Media Ltd.	3,111	3,941
West Australian Newspapers Holdings Ltd.	424	1,721
		6,816
Railroads – 0.1%
Asciano Group	1,337	1,852
Real Estate Management & Development – 0.4%
Australand Property Group (REIT)	1,902	$370
FKP Property Group	607	461
Lend Lease Corp. Ltd.	836	3,861
Sunland Group Ltd.	482	313
		5,005
Regional Banks – 0.6%
Bank of Queensland Ltd.	327	2,873
Bendigo and Adelaide Bank Ltd.	651	5,661
		8,534
Retail REIT’s – 4.0%
Centro Retail Group (REIT)	3,886	282
CFS Retail Property Trust (REIT)	4,706	6,334
Macquarie CountryWide Trust (REIT)	2,779	431
Macquarie DDR Trust (REIT)	2,216	136
Westfield Group (REIT)	4,205	45,497
		52,680
Soft Drinks – 0.5%
Coca-Cola Amatil Ltd.	1,173	6,230
Specialized Consumer Services – 0.1%
Invocare Ltd.	235	760

See Notes to Financial Statements.

NETS™ FUNDS	48	ANNUAL REPORT

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2008

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 98.3% – continued
Specialized Finance – 0.6%
ASX Ltd.	405	$7,989
Steel – 1.6%
Atlas Iron Ltd.*	502	270
BlueScope Steel Ltd.	1,822	5,301
Fortescue Metals Group Ltd.*	3,127	6,086
Mount Gibson Iron Ltd.*	1,542	356
Murchison Metals Ltd.*	846	424
OneSteel Ltd.	2,070	4,712
Sims Group Ltd.	348	3,260
Sundance Resources Ltd.*	3,570	224
		20,633
Trading Companies & Distributors – 0.1%
Alesco Corp. Ltd.	216	798
Emeco Holdings Ltd.	1,534	582
		1,380
Total Common Stocks
(Cost $2,502,950)		1,294,063

INVESTMENT COMPANIES – 0.5%
Airport Services – 0.1%
Australian Infrastructure Fund	928	995
Broadcasting & Cable TV – 0.1%
Macquarie Communications Infrastructure Group	1,044	1,102
Macquarie Media Group Ltd.	401	333
		1,435
Electric Utilities – 0.2%
Spark Infrastructure Group(3)	2,154	2,075
Independent Power Producers & Energy Traders – 0.1%
Babcock & Brown Wind Partners	1,856	1,035
Multi-Utilities – 0.0%(1)
Hastings Diversified Utilities Fund	499	751
Total Investment Companies
(Cost $15,874)		6,291

	NUMBER OF WARRANTS	VALUE
WARRANTS – 0.0%(1)
Oil & Gas Exploration & Production – 0.0%(1)
Beach Petroleum Ltd., expiring 6/30/10, strike price 2.00 AUD*	205	6
Total Warrants
(Cost $0)		6

	NUMBER OF SHARES	VALUE
SHORT-TERM INVESTMENT – 0.0%(1)
JPMorgan Prime Money Market Fund, Morgan Shares, 2.42%(4)(5)	235	$235
Total Short-Term Investment
(Cost $235)		235

Total Investments – 98.8%
(Cost $2,519,059)		1,300,595
Other Assets less Liabilities – 1.2%		15,306
NET ASSETS – 100.0%		$1,315,901

* Non-Income Producing Security.

(1) Less than 0.05%.

(2) Security fair valued in accordance with procedures adopted by the Board of Trustees. At October 31, 2008, the value of these securities amounted to $410, or 0.0% of net assets.

(3) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by the valuations supplied by a pricing service or brokers, or if not available, in accordance with procedures established by the Trustees of the NETS™ Funds. At October 31, 2008, the value of these securities amounted to $2,075, or 0.2% of net assets.

(4) The rate quoted is the annualized seven-day net yield of the Fund at period end.

(5) J.P. Morgan Investor Services Co. is the administrator and JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund. Certain officers of the Funds are also employees of the administrator, custodian or transfer agent. During the period ended October 31, 2008, the Fund had net purchases of approximately $235 of the JPMorgan Prime Money Market Fund, Morgan Shares.

REIT Real Estate Investment Trust

Percentages shown are based on Net Assets.

All securities are concentrated within Australia with the exception of the JPMorgan Prime Money Market Fund, Morgan Shares, which is concentrated in the United States.

See Notes to Financial Statements.

ANNUAL REPORT	49	NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ S&P/ASX 200 INDEX FUND (AUSTRALIA) (continued)	OCTOBER 31, 2008

INDUSTRY SECTOR	(UNAUDITED) % OF TOTAL INVESTMENTS
Agricultural Products	0.1%
Air Freight & Logistics	0.4
Airlines	0.6
Airport Services	0.4
Aluminum	0.4
Apparel, Accessories & Luxury Goods	0.3
Asset Management & Custody Banks	0.5
Biotechnology	2.6
Brewers	1.6
Broadcasting & Cable TV	0.4
Building Products	0.2
Casinos & Gaming	1.3
Coal & Consumable Fuels	0.6
Commercial Printing	0.0(6)
Computer & Electronics Retail	0.1
Construction & Engineering	0.9
Construction & Farm Machinery & Heavy Trucks	0.1
Construction Materials	0.6
Data Processing & Outsourced Services	0.5
Department Stores	0.2
Distributors	0.1
Diversified Banks	22.3
Diversified Chemicals	0.8
Diversified Commercial & Professional Services	1.8
Diversified Metals & Mining	15.0
Diversified REIT’s	1.6
Education Services	0.0(6)
Electric Utilities	0.4
Environmental & Facilities Services	0.1
Fertilizers & Agricultural Chemicals	0.8
Food Distributors	0.7
Food Retail	4.1
Forest Products	0.1
Gas Utilities	0.2
General Merchandise Stores	0.2
Gold	1.9
Health Care Services	0.7
Health Care Distributors	0.1
Health Care Equipment	0.5
Health Care Facilities	0.2
Health Care Supplies	0.2
Highways & Railtracks	1.5
Hotels, Resorts & Cruise Lines	0.1
Household Appliances	0.0(6)
Human Resource & Employment Services	0.1
Hypermarkets & Super Centers	2.1
Independent Power Producers & Energy Traders	0.1

INDUSTRY SECTOR	(UNAUDITED) % OF TOTAL INVESTMENTS
Industrial Conglomerates	0.3%
Industrial REIT’s	0.3
Integrated Oil & Gas	1.7
Integrated Telecommunication Services	5.8
Internet Retail	0.0(6)
Investment Banking & Brokerage	1.0
Life & Health Insurance	1.7
Movies & Entertainment	0.5
Multi-line Insurance	0.1
Multi-Utilities	0.9
Office REIT’s	0.5
Office Services & Supplies	0.0(6)
Oil & Gas Equipment & Services	0.3
Oil & Gas Exploration & Production	4.8
Oil & Gas Refining & Marketing	0.2
Other Diversified Financial Services	0.1
Packaged Foods & Meats	0.3
Paper Packaging	0.6
Paper Products	0.1
Precious Metals & Minerals	0.1
Property & Casualty Insurance	4.6
Publishing	0.5
Railroads	0.1
Real Estate Management & Development	0.4
Regional Banks	0.7
Retail REIT’s	4.0
Soft Drinks	0.5
Specialized Consumer Services	0.1
Specialized Finance	0.6
Steel	1.6
Trading Companies & Distributors	0.1
Short-Term Investment	0.0(6)
Total	100.0%

(6) Less than 0.05%.

See Notes to Financial Statements.

NETS™ FUNDS	50	ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NETS™ S&P/MIB INDEX FUND (ITALY)	OCTOBER 31, 2008

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 96.3%
Aerospace & Defense – 2.9%
Finmeccanica SpA	3,132	$38,442
Apparel, Accessories & Luxury Goods – 0.4%
Bulgari SpA	704	5,205
Automobile Manufacturers – 2.3%
Fiat SpA	3,962	30,973
Broadcasting & Cable TV – 1.5%
Mediaset SpA	3,635	19,567
Casinos & Gaming – 1.5%
Lottomatica SpA	291	6,734
Luxottica Group SpA	675	13,473
		20,207
Construction & Engineering – 0.3%
Impregilo SpA*	1,314	3,449
Construction Materials – 0.6%
Buzzi Unicem SpA	353	4,235
Italcementi SpA	312	3,584
		7,819
Diversified Banks – 28.9%
Banca Monte dei Paschi di Siena SpA	12,762	24,436
Banca Popolare di Milano Scarl	7,240	41,772
Banco Popolare SC	4,476	54,998
Intesa Sanpaolo SpA	31,404	113,194
UniCredit SpA	34,497	82,632
Unione di Banche Italiane SCPA	3,924	65,333
		382,365
Electric Utilities – 8.4%
Enel SpA	13,802	91,358
Terna Rete Elettrica Nazionale SpA	6,181	19,791
		111,149
Electrical Components & Equipment – 0.5%
Prysmian SpA	500	5,992
Footwear – 0.2%
Geox SpA	351	2,562
Gas Utilities – 1.5%
Snam Rete Gas SpA	3,994	20,068
Highways & Railtracks – 1.9%
Atlantia SpA	1,353	24,551
Integrated Oil & Gas – 15.6%
ENI SpA	8,787	206,468
Integrated Telecommunication Services – 4.7%
Fastweb*	38	668
Telecom Italia SpA	54,666	62,041
		62,709
Investment Banking & Brokerage – 4.5%
Mediobanca SpA	5,234	58,936
Life & Health Insurance – 1.3%
Alleanza Assicurazioni SpA	2,037	13,432
Mediolanum SpA	1,017	3,923
		17,355

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 96.3% – continued
Multi-line Insurance – 8.5%
Assicurazioni Generali SpA	4,241	$105,728
Unipol Gruppo Finanziario SpA	3,459	6,053
		111,781
Multi-Utilities – 0.8%
A2A SpA	6,082	10,990
Oil & Gas Equipment & Services – 4.4%
Saipem SpA	1,832	33,940
Tenaris SA	2,471	23,970
		57,910
Packaged Foods & Meats – 2.0%
Parmalat SpA	15,164	26,343
Property & Casualty Insurance – 0.4%
Fondiaria-Sai SpA	307	5,691
Publishing – 0.3%
Arnoldo Mondadori Editore SpA	499	1,738
Gruppo Editoriale L’Espresso SpA	674	996
Seat Pagine Gialle SpA*	20,774	1,797
		4,531
Restaurants – 0.3%
Autogrill SpA	451	3,571
Semiconductors – 2.3%
STMicroelectronics NV	3,808	30,928
Tires & Rubber — 0.3%
Pirelli & C. SpA	11,672	4,070
Total Common Stocks
(Cost $2,208,182)		1,273,632

SHORT-TERM INVESTMENT – 0.0%(1)
JPMorgan Prime Money Market Fund, Morgan Shares, 2.42%(2)(3)	255	255
Total Short-Term Investment
(Cost $255)		255

Total Investments – 96.3%
(Cost $2,208,437)		1,273,887
Other Assets less Liabilities – 3.7%		48,662
NET ASSETS – 100.0%		$1,322,549

* Non-Income Producing Security.

(1) Less than 0.05%.

(2) The rate quoted is the annualized seven-day net yield of the Fund at period end.

(3) J.P. Morgan Investor Services Co. is the administrator and JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund. Certain officers of the Funds are also employees of the administrator, custodian or transfer agent. During the period ended October 31, 2008, the Fund had net purchases of approximately $255 of the JPMorgan Prime Money Market Fund, Morgan Shares.

Percentages shown are based on Net Assets.

All securities are concentrated within Italy with the exception of the JPMorgan Prime Money Market Fund, Morgan Shares, which is concentrated in the United States.

See Notes to Financial Statements.

ANNUAL REPORT	51	NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ S&P/MIB INDEX FUND (ITALY) (continued)	OCTOBER 31, 2008

INDUSTRY SECTOR	(UNAUDITED) % OF TOTAL INVESTMENTS
Aerospace & Defense	3.0%
Apparel, Accessories & Luxury Goods	0.4
Automobile Manufacturers	2.4
Broadcasting & Cable TV	1.5
Casinos & Gaming	1.6
Construction & Engineering	0.3
Construction Materials	0.6
Diversified Banks	30.0
Electric Utilities	8.7
Electrical Components & Equipment	0.5
Footwear	0.2
Gas Utilities	1.6
Highways & Railtracks	1.9
Integrated Oil & Gas	16.2
Integrated Telecommunication Services	4.9
Investment Banking & Brokerage	4.6
Life & Health Insurance	1.4
Multi-line Insurance	8.8
Multi-Utilities	0.9
Oil & Gas Equipment & Services	4.5
Packaged Foods & Meats	2.1
Property & Casualty Insurance	0.5
Publishing	0.4
Restaurants	0.3
Semiconductors	2.4
Tires & Rubber	0.3
Short-Term Investment	0.0(4)
Total	100.0%

(4) Less than 0.05%.

See Notes to Financial Statements.

NETS™ FUNDS	52	ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NETS™ TA-25 INDEX FUND (ISRAEL)	OCTOBER 31, 2008

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 98.6%
Banks – 22.9%
Bank Hapoalim BM	59,369	$131,940
Bank Leumi Le-Israel BM	51,509	133,714
Israel Discount Bank Ltd., Class A	30,884	30,096
Mizrahi Tefahot Bank Ltd.	7,603	39,556
		335,306
Chemical, Rubber & Plastic – 31.8%
Israel Chemicals Ltd.	15,857	154,052
Makhteshim-Agan Industries Ltd.	15,313	57,202
Oil Refineries Ltd.	50,785	25,707
Perrigo Co.	2,098	69,342
Teva Pharmaceutical Industries Ltd.	3,908	159,737
		466,040
Communications & Media – 16.1%
Bezeq Israeli Telecommunication Corp. Ltd.	43,808	65,221
Cellcom Israel Ltd.	2,471	70,165
Partner Communications Co. Ltd.	5,345	99,442
		234,828
Electrical & Electronics – 14.0%
Elbit Systems Ltd.	1,421	67,891
Nice Systems Ltd.*	3,231	68,219
Ormat Industries Ltd.	3,737	26,584
VeriFone Holdings, Inc.*	4,140	41,330
		204,024
Food – 3.2%
Osem Investments Ltd.	2,306	26,404
Strauss Group Ltd.	2,028	20,861
		47,265
Insurance – 0.6%
Delek Automotive Systems Ltd.	1,472	9,125
Investment & Holdings – 8.7%
Africa Israel Investments Ltd.	906	13,194
Delek Group Ltd.	288	18,632
Discount Investment Corp.	1,600	18,541
Israel Corp. Ltd. (The)	131	59,929
Paz Oil Co. Ltd.	171	16,988
		127,284
Real Estate & Construction – 1.3%
Gazit Globe Ltd.	3,498	18,729
Total Common Stocks
(Cost $2,456,938)		1,442,601

	NUMBER OF SHARES	VALUE
SHORT-TERM INVESTMENT – 0.0%(1)
JPMorgan Prime Money Market Fund, Morgan Shares, 2.42%(2)(3)	429	$429
Total Short-Term Investment
(Cost $429)		429

Total Investments – 98.6%
(Cost $2,457,367)		1,443,030
Other Assets less Liabilities – 1.4%		20,522
NET ASSETS – 100.0%		$1,463,552

* Non-Income Producing Security.

(1) Less than 0.05%.

(2) The rate quoted is the annualized seven-day net yield of the Fund at period end.

(3) J.P. Morgan Investor Services Co. is the administrator and JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund. Certain officers of the Funds are also employees of the administrator, custodian or transfer agent. During the period ended October 31, 2008, the Fund had net purchases of approximately $429 of the JPMorgan Prime Money Market Fund, Morgan Shares.

Percentages shown are based on Net Assets.

All securities are concentrated within Israel with the exception of the JPMorgan Prime Money Market Fund, Morgan Shares, which is concentrated in the United States.

INDUSTRY SECTOR	(UNAUDITED) % OF TOTAL INVESTMENTS
Banks	23.2%
Chemical, Rubber & Plastic	32.3
Communications & Media	16.3
Electrical & Electronics	14.2
Food	3.3
Insurance	0.6
Investment & Holdings	8.8
Real Estate & Construction	1.3
Short-Term Investment	0.0(4)
Total	100.0%

(4) Less than 0.05%.

See Notes to Financial Statements.

ANNUAL REPORT	53	NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ TOKYO STOCK EXCHANGE REIT INDEX FUND	OCTOBER 31, 2008

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 98.2%
Real Estate – 98.2%
Advance Residence Investment Corp. (REIT)	6	$14,581
BLife Investment Corp. (REIT)	4	5,572
Creed Office Investment Corp. (REIT)	10	6,528
Crescendo Investment Corp. (REIT)	11	11,923
DA Office Investment Corp. (REIT)	27	50,486
FC Residential Investment Corp. (REIT)	3	4,481
Frontier Real Estate Investment Corp. (REIT)	12	64,667
Fukuoka REIT Corp. (REIT)	9	34,774
Global One Real Estate Investment Corp. (REIT)	8	63,772
Hankyu REIT, Inc. (REIT)	7	29,537
Industrial & Infrastructure Fund Investment Corp. (REIT)	6	15,587
Japan Excellent, Inc. (REIT)	12	39,532
Japan Hotel and Resort, Inc. (REIT)	7	8,228
Japan Logistics Fund, Inc. (REIT)	9	55,638
Japan Prime Realty Investment Corp. (REIT)	49	85,544
Japan Real Estate Investment Corp. (REIT)	34	296,960
Japan Retail Fund Investment Corp. (REIT)	24	85,653
Japan Single-Residence REIT, Inc. (REIT)	4	1,749
Joint REIT Investment Corp. (REIT)	10	8,927
Kenedix Realty Investment Corp. (REIT)	15	21,352
LaSalle Japan REIT, Inc. (REIT)	9	9,792
LCP Investment Corp. (REIT)	7	3,491
MID REIT, Inc. (REIT)	14	18,505
Mori Hills REIT Investment Corp. (REIT)	13	34,499
Mori Trust Sogo REIT, Inc. (REIT)	11	85,114
Nippon Accommodations Fund, Inc. (REIT)	9	43,376
Nippon Bulding Fund, Inc. (REIT)	42	397,153
Nippon Commercial Investment Corp. (REIT)	21	12,683
Nippon Hotel Fund Investment Corp. (REIT)	3	3,203
Nippon Residential Investment Corp. (REIT)	19	10,046
Nomura Real Estate Office Fund Corp. (REIT)	24	134,459
Nomura Real Estate Residential Fund Corp. (REIT)	8	29,202
Orix JREIT, Inc. (REIT)	18	80,895
Premier Investment Corp. (REIT)	11	23,488
Prospect Residential Investment Corp. (REIT)	9	4,914
re-plus residential investment, Inc. (REIT)	14	14,235
TGR Investment, Inc. (REIT)	7	4,840
Tokyu REIT, Inc. (REIT)	13	73,757
Top REIT, Inc. (REIT)	12	31,711
United Urban Investment Corp. (REIT)	16	47,260
Total Common Stocks
(Cost $2,462,191)		1,968,114

	NUMBER OF SHARES	VALUE
SHORT-TERM INVESTMENT – 0.4%
JPMorgan Prime Money Market Fund, Morgan Shares, 2.42%(1)(2)	7,046	$7,046
Total Short-Term Investment
(Cost $7,046)		7,046

Total Investments – 98.6%
(Cost $2,469,237)		1,975,160
Other Assets less Liabilities – 1.4%		28,092
NET ASSETS – 100.0%		$2,003,252

(1) The rate quoted is the annualized seven-day net yield of the Fund at period end.

(2) J.P. Morgan Investor Services Co. is the administrator and JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund. Certain officers of the Funds are also employees of the administrator, custodian or transfer agent. During the period ended October 31, 2008, the Fund had net purchases of approximately $7,046 of the JPMorgan Prime Money Market Fund, Morgan Shares.

REIT Real Estate Investment Trust

Percentages shown are based on Net Assets.

All securities are concentrated within Japan with the exception of the JPMorgan Prime Money Market Fund, Morgan Shares, which is concentrated in the United States.

INDUSTRY SECTOR	(UNAUDITED) % OF TOTAL INVESTMENTS
Real Estate	99.6%
Short-Term Investment	0.4
Total	100.0%

See Notes to Financial Statements.

NETS™ FUNDS	54	ANNUAL REPORT

SCHEDULE OF INVESTMENTS

NETS™ TOPIX® INDEX FUND (JAPAN)	OCTOBER 31, 2008

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 98.6%
Air Transportation – 0.6%
All Nippon Airways Co. Ltd.	2,000	$7,585
Japan Airlines Corp.*	4,000	9,029
		16,614
Banks – 10.7%
Awa Bank Ltd. (The)	1,000	6,172
Bank of Kyoto Ltd. (The)	1,000	10,371
Bank of Nagoya Ltd. (The)	1,000	5,918
Bank of Yokohama Ltd. (The)	2,000	9,415
Chiba Bank Ltd. (The)	1,000	4,769
Chuo Mitsui Trust Holdings, Inc.	2,000	7,605
Fukui Bank Ltd. (The)	1,000	3,335
Fukuoka Financial Group, Inc.	2,000	6,426
Gunma Bank Ltd. (The)	1,000	5,002
Hiroshima Bank Ltd. (The)	2,000	7,280
Hokkoku Bank Ltd. (The)	1,000	3,711
Hokuhoku Financial Group, Inc.	3,000	5,826
Hyakugo Bank Ltd. (The)	1,000	5,562
Hyakujushi Bank Ltd. (The)	1,000	4,942
Joyo Bank Ltd. (The)	1,000	4,647
Kiyo Holdings, Inc.	3,000	4,789
Mitsubishi UFJ Financial Group, Inc.	13,140	79,895
Mizuho Financial Group Inc.	14	33,025
Mizuho Trust & Banking Co. Ltd.	3,000	3,447
Nanto Bank Ltd. (The)	1,000	4,647
Ogaki Kyoritsu Bank Ltd. (The)	1,000	4,891
Resona Holdings, Inc.	7	7,089
Shinsei Bank Ltd.	2,000	2,989
Shizuoka Bank Ltd. (The)	1,000	8,643
Sumitomo Mitsui Financial Group, Inc.	9	34,957
Sumitomo Trust & Banking Co. Ltd. (The)	2,000	8,907
Toho Bank Ltd. (The)	1,000	4,199
		288,459
Chemicals – 5.7%
Asahi Kasei Corp.	2,000	7,382
FUJIFILM Holdings Corp.	600	13,086
JSR Corp.	500	5,557
Kansai Paint Co. Ltd.	1,000	5,450
Kao Corp.	1,000	28,673
Kose Corp.	200	5,135
Kuraray Co. Ltd.	500	3,716
Lion Corp.	1,000	6,477
Mandom Corp.	100	2,674
Mitsubishi Chemical Holdings Corp.	1,500	5,948
Mitsubishi Gas Chemical Co., Inc.	2,000	7,219
Mitsui Chemicals, Inc.	2,000	6,812
Nitto Denko Corp.	300	6,528
Sekisui Chemical Co. Ltd.	1,000	5,755
Shin-Etsu Chemical Co. Ltd.	400	20,620
Showa Denko KK	4,000	5,897
Sumitomo Chemical Co. Ltd.	2,000	5,958
Taiyo Nippon Sanso Corp.	1,000	6,202
Ube Industries Ltd.	2,000	4,088
		153,177

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 98.6% – continued
Communication – 5.9%
Capcom Co. Ltd.	100	$2,196
Fuji Media Holdings, Inc.	6	7,150
KDDI Corp.	4	23,671
Konami Corp.	200	3,492
Nippon Telegraph & Telephone Corp.	10	39,858
Nippon Television Network Corp.	80	7,614
Nomura Research Institute Ltd.	300	4,807
NTT Data Corp.	2	6,507
NTT DoCoMo, Inc.	21	33,096
Oracle Corp. Japan	100	4,281
Softbank Corp.	1,000	9,659
SQUARE ENIX HOLDINGS CO. LTD.	200	4,982
Toho Co. Ltd./Tokyo	300	5,616
Yahoo! Japan Corp.	22	7,124
		160,053
Construction – 2.0%
Daito Trust Construction Co. Ltd.	200	8,337
Daiwa House Industry Co. Ltd.	1,000	8,714
Kajima Corp.	2,000	5,633
Obayashi Corp.	1,000	4,789
Sekisui House Ltd.	1,000	9,812
Shimizu Corp.	1,000	4,809
Sumitomo Forestry Co. Ltd.	900	5,765
Taisei Corp.	3,000	6,772
		54,631
Electric Appliances – 11.6%
Advantest Corp.	300	4,194
Brother Industries Ltd.	700	4,698
Canon, Inc.	1,300	44,149
Casio Computer Co. Ltd.	600	3,782
Fanuc Ltd.	200	12,933
Fujitsu Ltd.	3,000	11,500
Hamamatsu Photonics KK	300	6,574
Hirose Electric Co. Ltd.	100	8,541
Hitachi Ltd.	3,000	13,818
Ibiden Co. Ltd.	300	5,469
Konica Minolta Holdings, Inc.	1,000	6,385
Kyocera Corp.	200	11,469
Mitsubishi Electric Corp.	2,000	12,161
Murata Manufacturing Co. Ltd.	300	10,066
NEC Corp.	3,000	8,632
Nidec Corp.	100	5,074
Omron Corp.	600	8,334
Panasonic Corp.	2,000	30,747
Ricoh Co. Ltd.	1,000	10,442
Rohm Co. Ltd.	200	9,375
Sanyo Electric Co. Ltd.*	3,000	4,423
Seiko Epson Corp.	300	4,426
Sharp Corp.	1,000	6,985
Sony Corp.	1,300	29,344
Stanley Electric Co. Ltd.	500	6,182
TDK Corp.	200	6,568

See Notes to Financial Statements.

ANNUAL REPORT	55	NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ TOPIX® INDEX FUND (JAPAN) (continued)

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 98.6% – continued
Electric Appliances – 11.6% – (continued)
Tokyo Electron Ltd.	200	$6,528
Toshiba Corp.	4,000	14,276
Ushio, Inc.	400	5,340
		312,415
Electric Power and Gas – 6.3%
Chubu Electric Power Co., Inc.	700	18,149
Chugoku Electric Power Co., Inc. (The)	300	7,229
Electric Power Development Co. Ltd.	300	8,831
Hokkaido Electric Power Co., Inc.	300	6,696
Hokuriku Electric Power Co.	300	7,885
Kansai Electric Power Co., Inc. (The)	800	19,929
Kyushu Electric Power Co., Inc.	500	11,413
Osaka Gas Co. Ltd.	3,000	10,493
Saibu Gas Co. Ltd.	2,000	4,921
Shikoku Electric Power Co., Inc.	300	8,724
Toho Gas Co. Ltd.	1,000	5,735
Tohoku Electric Power Co., Inc.	500	11,185
Tokyo Electric Power Co., Inc. (The)	1,300	36,614
Tokyo Gas Co. Ltd.	3,000	12,811
		170,615
Fishery, Agriculture and Forestry – 0.2%
Sakata Seed Corp.	300	4,270
Foods – 3.1%
Ajinomoto Co., Inc.	1,000	8,510
Asahi Breweries Ltd.	500	8,150
Coca-Cola West Holdings Co. Ltd.	200	3,986
Fuji Oil Co. Ltd.	400	4,555
Japan Tobacco, Inc.	6	20,986
Kirin Holdings Co. Ltd.	1,000	10,849
Nippon Flour Mills Co. Ltd.	1,000	4,555
NISSIN FOODS HOLDINGS CO. LTD.	100	2,832
Sapporo Holdings Ltd.	1,000	5,409
Snow Brand Milk Products Co. Ltd.	1,500	5,674
Takara Holdings, Inc.	1,000	4,677
Yakult Honsha Co. Ltd.	100	2,466
		82,649
Glass and Ceramics Products – 1.2%
Asahi Glass Co. Ltd.	2,000	12,323
NGK Insulators Ltd.	1,000	10,147
Nippon Electric Glass Co. Ltd.	1,000	5,857
Nippon Sheet Glass Co. Ltd.	1,000	3,203
		31,530
Insurance – 2.5%
Aioi Insurance Co. Ltd.	1,000	4,016
Mitsui Sumitomo Insurance Group Holdings, Inc.	400	10,879
Nipponkoa Insurance Co. Ltd.	1,000	5,887
Sompo Japan Insurance, Inc.	1,000	6,772
Sony Financial Holdings, Inc.	1	3,223
T&D Holdings, Inc.	250	9,253
Tokio Marine Holdings, Inc.	900	26,904
		66,934

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 98.6% – continued
Iron and Steel – 2.8%
JFE Holdings, Inc.	700	$17,402
Kobe Steel Ltd.	5,000	7,931
Maruichi Steel Tube Ltd.	200	4,484
Nippon Steel Corp.	7,000	23,061
Nisshin Steel Co. Ltd.	4,000	5,247
Sumitomo Metal Industries Ltd.	5,000	12,557
Yodogawa Steel Works Ltd.	1,000	4,138
		74,820
Land Transportation – 4.8%
Central Japan Railway Co.	2	16,248
East Japan Railway Co.	3	21,139
Hankyu Hanshin Holdings, Inc.	2,000	9,354
Keihan Electric Railway Co. Ltd.	1,000	4,545
Keihin Electric Express Railway Co. Ltd.	1,000	7,707
Keio Corp.	1,000	5,125
Kintetsu Corp.	2,000	7,626
Nagoya Railroad Co. Ltd.	2,000	6,182
Nankai Electric Railway Co. Ltd.	1,000	4,352
Nippon Express Co. Ltd.	2,000	7,931
Odakyu Electric Railway Co. Ltd.	1,000	7,239
Tobu Railway Co. Ltd.	1,000	5,033
Tokyu Corp.	2,000	7,748
West Japan Railway Co.	2	8,724
Yamato Holdings Co. Ltd.	1,000	10,879
		129,832
Machinery – 3.8%
Daikin Industries Ltd.	300	6,634
Hitachi Construction Machinery Co. Ltd.	300	3,355
IHI Corp.	4,000	4,759
Japan Steel Works Ltd. (The)	1,000	6,914
JTEKT Corp.	700	5,238
Komatsu Ltd.	1,200	12,860
Kubota Corp.	1,000	4,891
Kurita Water Industries Ltd.	300	6,711
Makita Corp.	400	7,097
Mitsubishi Heavy Industries Ltd.	4,000	12,608
NSK Ltd.	1,000	3,986
Sankyo Co. Ltd.	100	4,392
Sega Sammy Holdings, Inc.	500	3,727
SMC Corp.	100	9,253
Sumitomo Heavy Industries Ltd.	2,000	5,775
THK Co. Ltd.	400	5,389
		103,589
Marine Transportation – 0.9%
Kawasaki Kisen Kaisha Ltd.	1,000	3,844
Mitsui OSK Lines Ltd.	2,000	10,066
Nippon Yusen KK	2,000	9,476
		23,386
Metals Products – 0.6%
JS Group Corp.	700	9,032
Rinnai Corp.	100	3,630
Toyo Seikan Kaisha Ltd.	300	3,621
		16,283

See Notes to Financial Statements.

NETS™ FUNDS	56	ANNUAL REPORT

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2008

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 98.6% – continued
Mining – 0.2%
Inpex Holdings, Inc.	1	$5,653
Nonferrous Metals – 0.7%
Mitsubishi Materials Corp.	3,000	6,619
Sumitomo Electric Industries Ltd.	700	5,538
Sumitomo Metal Mining Co. Ltd.	1,000	7,331
		19,488
Oil and Coal Products – 1.2%
Idemitsu Kosan Co. Ltd.	100	5,684
Nippon Mining Holdings, Inc.	2,000	5,877
Nippon Oil Corp.	2,000	7,972
Showa Shell Sekiyu KK	600	4,758
TonenGeneral Sekiyu KK	1,000	8,358
		32,649
Other Financing Business – 1.3%
Acom Co. Ltd.	140	5,267
Credit Saison Co. Ltd.	500	5,160
Mitsubishi UFJ Lease & Finance Co. Ltd.	150	3,531
ORIX Corp.	130	13,033
Promise Co. Ltd.	250	4,405
SBI Holdings, Inc.	32	3,752
		35,148
Other Products – 2.7%
Asics Corp.	1,000	6,223
Dai Nippon Printing Co. Ltd.	1,000	11,601
Namco Bandai Holdings, Inc.	500	5,074
Nintendo Co. Ltd.	100	31,113
Nissha Printing Co. Ltd.	100	5,450
Toppan Printing Co. Ltd.	1,000	7,219
Yamaha Corp.	500	4,728
		71,408
Pharmaceuticals – 4.0%
Astellas Pharma, Inc.	500	19,776
Chugai Pharmaceutical Co. Ltd.	400	5,613
Daiichi Sankyo Co. Ltd.	800	16,268
Eisai Co. Ltd.	300	9,609
Hisamitsu Pharmaceutical Co., Inc.	100	4,149
Ono Pharmaceutical Co. Ltd.	200	8,805
Santen Pharmaceutical Co. Ltd.	200	5,043
Takeda Pharmaceutical Co. Ltd.	800	39,288
		108,551
Precision Instruments – 1.0%
Citizen Holdings Co. Ltd.	1,000	5,460
HOYA Corp.	600	10,695
Shimadzu Corp.	1,000	6,701
Terumo Corp.	100	4,087
		26,943
Pulp and Paper – 0.3%
Nippon Paper Group, Inc.	2	5,295
OJI Paper Co. Ltd.	1,000	3,793
		9,088

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 98.6% – continued
Real Estate – 2.9%
Aeon Mall Co. Ltd.	100	$2,420
Mitsubishi Estate Co. Ltd.	2,000	34,713
Mitsui Fudosan Co. Ltd.	1,000	16,970
Nomura Real Estate Holdings, Inc.	300	5,725
NTT Urban Development Corp.	3	3,005
Sumitomo Realty & Development Co. Ltd.	1,000	15,811
		78,644
Retail Trade – 4.2%
Aeon Co. Ltd.	1,100	10,346
FamilyMart Co. Ltd.	100	3,935
Fast Retailing Co. Ltd.	100	10,432
Fuji Co. Ltd./Ehime	200	3,386
Isetan Mitsukoshi Holdings Ltd.*	600	5,551
J. Front Retailing Co. Ltd.	1,000	4,372
Kisoji Co. Ltd.	200	3,927
Lawson, Inc.	100	4,850
Marui Group Co. Ltd.	1,000	5,948
Nitori Co. Ltd.	100	6,223
Ryohin Keikaku Co. Ltd.	100	4,708
Seven & I Holdings Co. Ltd.	800	22,084
Shimachu Co. Ltd.	300	6,711
Shimamura Co. Ltd.	100	6,873
Takashimaya Co. Ltd.	1,000	7,555
Yamada Denki Co. Ltd.	140	7,473
		114,374
Rubber Products – 0.7%
Bridgestone Corp.	800	13,747
Sumitomo Rubber Industries, Inc.	600	5,240
		18,987
Securities and Commodities Futures – 1.1%
Daiwa Securities Group, Inc.	2,000	10,961
Nomura Holdings, Inc.	2,100	19,260
		30,221
Services – 1.5%
Asatsu-DK, Inc.	200	4,423
Benesse Corp.	100	4,159
Dentsu, Inc.	4	6,430
Hakuhodo DY Holdings, Inc.	130	5,869
Oriental Land Co. Ltd.	100	7,066
Secom Co. Ltd.	200	7,483
USS Co. Ltd.	100	6,101
		41,531
Textiles and Apparels – 0.9%
Gunze Ltd.	1,000	3,264
Teijin Ltd.	2,000	5,084
Toray Industries, Inc.	2,000	9,171
Toyobo Co. Ltd.	4,000	5,572
		23,091

See Notes to Financial Statements.

ANNUAL REPORT	57	NETS™ FUNDS

SCHEDULE OF INVESTMENTS

NETS™ TOPIX® INDEX FUND (JAPAN) (continued)	OCTOBER 31, 2008

	NUMBER OF SHARES	VALUE
COMMON STOCKS – 98.6% – continued
Transportation Equipment – 8.7%
Aisin Seiki Co. Ltd.	400	$6,845
Denso Corp.	600	11,372
Fuji Heavy Industries Ltd.	1,000	3,416
Honda Motor Co. Ltd.	1,800	43,925
Isuzu Motors Ltd.	3,000	5,125
Kawasaki Heavy Industries Ltd.	4,000	7,117
Mazda Motor Corp.	2,000	4,331
Mitsubishi Motors Corp.*	6,000	8,175
Nissan Motor Co. Ltd.	2,600	13,033
Shimano, Inc.	100	2,837
Suzuki Motor Corp.	600	8,565
Toyota Industries Corp.	400	8,907
Toyota Motor Corp.	2,700	102,400
Yamaha Motor Co. Ltd.	700	7,587
		233,635
Warehousing and Harbor Transportation Service – 0.3%
Kamigumi Co. Ltd.	1,000	7,951
Wholesale Trade – 4.2%
Alfresa Holdings Corp.	100	4,301
ITOCHU Corp.	2,000	10,290
Japan Pulp & Paper Co. Ltd.	1,000	3,325
Marubeni Corp.	3,000	11,347
Mediceo Paltac Holdings Co. Ltd.	500	5,358
MISUMI Group, Inc.	300	4,551
Mitsubishi Corp.	1,700	27,708
Mitsui & Co. Ltd.	2,000	18,831
Sojitz Corp.	2,500	4,067
Sumitomo Corp.	1,600	13,731
Suzuken Co. Ltd.	200	4,260
Toyota Tsusho Corp.	500	4,682
		112,451
Total Common Stocks
(Cost $3,766,618)		2,659,070

SHORT-TERM INVESTMENT – 0.0%(1)
JPMorgan Prime Money Market Fund, Morgan Shares, 2.42%(2)(3)	746	746
Total Short-Term Investment
(Cost $746)		746

Total Investments – 98.6%
(Cost $3,767,364)		2,659,816
Other Assets less Liabilities – 1.4%		37,895
NET ASSETS – 100.0%		$2,697,711

* Non-Income Producing Security.

(1) Less than 0.05%.

(2) The rate quoted is the annualized seven-day net yield of the Fund at period end.

(3) J.P. Morgan Investor Services Co. is the administrator and JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund. Certain officers of the Funds are also employees of the administrator, custodian or transfer agent. During the period ended October 31, 2008, the Fund had net purchases of approximately $746 of the JPMorgan Prime Money Market Fund, Morgan Shares.

Percentages shown are based on Net Assets.

All securities are concentrated within Japan with the exception of the JPMorgan Prime Money Market Fund, Morgan Shares, which is concentrated in the United States.

At October 31, 2008, the NETS™ TOPIX® Index Fund (Japan) had outstanding forward foreign currency contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY)	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Japanese Yen	10,847,650	U.S. Dollar	110,000	12/12/08	$(472)

INDUSTRY SECTOR	(UNAUDITED) % OF TOTAL INVESTMENTS
Air Transportation	0.6%
Banks	10.8
Chemicals	5.8
Communication	6.0
Construction	2.1
Electric Appliances	11.8
Electric Power and Gas	6.4
Fishery, Agriculture and Forestry	0.2
Foods	3.1
Glass and Ceramics Products	1.2
Insurance	2.5
Iron and Steel	2.8
Land Transportation	4.9
Machinery	3.9
Marine Transportation	0.9
Metals Products	0.6
Mining	0.2
Nonferrous Metals	0.7
Oil and Coal Products	1.2
Other Financing Business	1.3
Other Products	2.7
Pharmaceuticals	4.1
Precision Instruments	1.0
Pulp and Paper	0.3
Real Estate	3.0
Retail Trade	4.3
Rubber Products	0.7
Securities and Commodities Futures	1.1
Services	1.6
Textiles and Apparels	0.9
Transportation Equipment	8.8
Warehousing and Harbor Transportation Service	0.3
Wholesale Trade	4.2
Short-Term Investment	0.0(4)
Total	100.0%

(4) Less than 0.05%.

See Notes to Financial Statements.

NETS™ FUNDS	58	ANNUAL REPORT

NETS™ FUNDS

NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2008

1. ORGANIZATION

NETS Trust (the “Trust”), a Maryland business trust, was formed on October 29, 2007. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of twenty-five separate, non-diversified investment portfolios (collectively, the “Funds” and individually, a “Fund”). These financial statements relate to the NETS™ AEX-index® Fund (The Netherlands) (commenced operations May 14, 2008), NETS™ BEL 20® Index Fund (Belgium) (commenced operations May 14, 2008), NETS™ CAC40® Index Fund (France) (commenced operations on April 11, 2008), NETS™ DAX® Index Fund (Germany) (commenced operations on April 9, 2008), NETS™ FTSE 100 Index Fund (United Kingdom) (commenced operations on April 4, 2008), NETS™ FTSE/JSE Top 40 Index Fund (South Africa) (commenced operations May 7, 2008), NETS™ FTSE Singapore Straits Times Index Fund (commenced operations May 7, 2008), NETS™ Hang Seng China Enterprises Index Fund (commenced operations May 14, 2008), NETS™ Hang Seng Index Fund (Hong Kong) (commenced operations on April 11, 2008), NETS™ ISEQ 20™ Index Fund (Ireland) (commenced operations June 16, 2008), NETS™ PSI 20® Index Fund (Portugal) (commenced operations May 21, 2008), NETS™ S&P/ASX 200 Index Fund (Australia) (commenced operations on April 4, 2008), NETS™ S&P/MIB Index Fund (Italy) (commenced operations May 7, 2008), NETS™ TA-25 Index Fund (Israel) (commenced operations May 21, 2008), NETS™ Tokyo Stock Exchange REIT Index Fund (commenced operations September 3, 2008), and NETS™ TOPIX® Index Fund (Japan) (commenced operations on April 10, 2008). The other nine Funds had not commenced operations as of October 31, 2008. The Funds are authorized to issue an unlimited number of shares of beneficial interest at $0.0001 par value.

Each Fund is an index fund that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in a specific market, as measured by that market’s particular securities index (its “Underlying Index”). Each Underlying Index is a group of securities that the sponsor of an index (an “Index Provider”) selects as representative of a specific market, market segment or industry sector. Each Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

Northern Trust Investments, N.A., (“NTI” or the “Investment Adviser”) uses a passive or indexing approach to try to achieve each Fund’s investment objective. Each of the Funds included in this report invests substantially all of its assets within the equity markets of a single country outside of the U.S. Foreign investments are subject to special risks including, but not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets; less publicly available information about issuers; the imposition of taxes; higher transaction and custody costs; settlement delays and risk of loss; difficulties in enforcing contracts; less liquidity and smaller market capitalizations; lesser regulation of securities markets; different accounting and disclosure standards; governmental interference; higher inflation; social, economic and political uncertainties; the risk of expropriation of assets; and the risk of war and/or terrorism. The NETS™ Tokyo Stock Exchange REIT Index Fund concentrates its investments in the real estate industry, as represented by the Tokyo Stock Exchange REIT Index.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not occurred yet. However, the Trust has not had prior claims or losses pursuant to these contracts, and it expects the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or “GAAP.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES – The Net Asset Value (“NAV”) of each Fund’s shares is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV of each Fund is calculated by dividing the value of net assets of such Fund (the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

The securities and other assets of each Fund are generally valued at their fair value by using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost. A Fund may use

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various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price shall be the NASDAQ Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Funds’ Board of Trustees (“Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments), and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value”. Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations. As a general principle, the current “fair value” of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

B) FUTURES CONTRACTS – Each Fund may invest up to 10% of portfolio assets in long or short futures contracts to help the Fund track the price and yield performance of its underlying index. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequent payment are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. The Statements of Operations reflect gains or losses, if any, as realized for closed futures contracts and as unrealized for open futures contracts. The Funds had no open futures contracts as of October 31, 2008.

The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

C) FOREIGN CURRENCY TRANSLATIONS – Values of investments denominated in foreign currencies are converted into U.S. dollars using the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that make a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers). Any use of a rate different from the rates used by an Index Provider may affect a Fund’s ability to track its Underlying Index. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized and unrealized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS – The Funds may enter into forward foreign currency exchange contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders. All forward foreign currency exchange contracts are

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“marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Funds record realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect realized gains or losses, if any, in foreign currency transactions and unrealized gains or losses in forward foreign currency exchange contracts.

E) INVESTMENT TRANSACTIONS AND INCOME – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at the source. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

F) EXPENSES – Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

G) DISTRIBUTIONS TO SHAREHOLDERS – Distributions to shareholders of dividends from net investment income and net capital gain, if any, including any net foreign currency gains, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to foreign currency transactions, the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications have no impact on the total net assets or NAVs of these Funds. As of October 31, 2008, no distributions have been declared. Distributions are paid in U.S. dollars and cannot be automatically invested in additional shares of the Funds.

H) FEDERAL INCOME TAXES – Each Fund is treated as a separate entity for federal income tax purposes and has qualified and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions, foreign currencies, losses deferred due to wash sales and the realization of unrealized gains on investments in passive foreign investment companies. Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.

No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subcharter M of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

At October 31, 2008, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

OCTOBER 31, 2016
NETS™ AEX-index® (The Netherlands)	$299,657
NETS™ BEL 20® Index Fund (Belgium)	65,806
NETS™ CAC40® Index Fund (France)	4,840
NETS™ DAX® Index Fund (Germany)	36,936
NETS™ FTSE 100 Index Fund (United Kingdom)	16,457
NETS™ FTSE/JSE Top 40 Index Fund (South Africa)	115,691
NETS™ FTSE Singapore Straits Index Fund	205,012
NETS™ Hang Seng China Enterprises Index Fund	49,411
NETS™ Hang Seng Index Fund (Hong Kong)	6,698
NETS™ ISEQ 20™ Index Fund (Ireland)	301,071
NETS™ PSI 20® Index Fund (Portugal)	441,756
NETS™ S&P/ASX 200 Index Fund (Australia)	4,997
NETS™ S&P/MIB Index Fund (Italy)	266,236
NETS™ TA-25 Index Fund (Israel)	29,416
NETS™ Tokyo Stock Exchange REIT Index Fund	24,404
NETS™ TOPIX® Index (Japan)	66,534

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

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At October 31, 2008, the tax components of undistributed net investment income, undistributed realized gains, and unrealized gains and losses were as follows:

	UNDISTRIBUTED
	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
NETS™ AEX-index® (The Netherlands)	$19,346	–	$(1,076,087)
NETS™ BEL 20® Index Fund (Belgium)	12,752	–	(1,263,148)
NETS™ CAC40® Index Fund (France)	62,152	–	(1,059,025)
NETS™ DAX® Index Fund (Germany)	121,121	–	(1,070,118)
NETS™ FTSE 100 Index Fund (United Kingdom)	49,302	–	(1,009,187)
NETS™ FTSE/JSE Top 40 Index Fund (South Africa)	68,887	–	(1,206,733)
NETS™ FTSE Singapore Straits Index Fund	36,203	–	(1,020,089)
NETS™ Hang Seng China Enterprises Index Fund	27,509	–	(1,270,458)
NETS™ Hang Seng Index Fund (Hong Kong)	44,946	–	(1,081,288)
NETS™ ISEQ 20™ Index Fund (Ireland)	18,769	–	(1,092,851)
NETS™ PSI 20® Index Fund (Portugal)	5,287	–	(892,974)
NETS™ S&P/ASX 200 Index Fund (Australia)	42,465	–	(1,221,567)
NETS™ S&P/MIB Index Fund (Italy)	84,476	–	(995,691)
NETS™ TA-25 Index Fund (Israel)	24,055	–	(1,031,087)
NETS™ Tokyo Stock Exchange REIT Index Fund	22,187	–	(494,531)
NETS™ TOPIX® Index (Japan)	84,124	–	(1,105,306)

*	Ordinary income includes taxable discount income and short-term capital gains, if any.

As of October 31, 2008, for federal income tax purposes, the gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
NETS™ AEX-index® Fund (The Netherlands)	$–	$1,074,827	$(1,074,827)	$2,178,873
NETS™ BEL 20® Index Fund (Belgium)	–	1,262,777	(1,262,777)	2,442,616
NETS™ CAC40® Index Fund (France)	–	1,057,977	(1,057,977)	2,550,429

	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
NETS™ DAX® Index Fund (Germany)	$88,793	$1,157,128	$(1,068,335)	$2,540,941
NETS™ FTSE 100 Index Fund (United Kingdom)	529	1,009,469	(1,008,940)	2,529,452
NETS™ FTSE/JSE Top 40 Index Fund (South Africa)	–	1,206,740	(1,206,740)	2,420,572
NETS™ FTSE Singapore Straits Times Index Fund	–	1,019,759	(1,019,759)	2,282,907
NETS™ Hang Seng China Enterprises Index Fund	–	1,270,501	(1,270,501)	2,479,351
NETS™ Hang Seng Index Fund (Hong Kong)	–	1,081,308	(1,081,308)	2,527,308
NETS™ ISEQ 20™ Index Fund (Ireland)	–	1,092,270	(1,092,270)	2,171,843
NETS™ PSI 20® Index Fund (Portugal)	–	889,358	(889,358)	2,018,589
NETS™ S&P/ASX 200 Index Fund (Australia)	3,844	1,222,602	(1,218,758)	2,519,353
NETS™ S&P/MIB Index Fund (Italy)	–	995,096	(995,096)	2,268,983
NETS™ TA-25 Index Fund (Israel)	–	1,031,324	(1,031,324)	2,474,354
NETS™ Tokyo Stock Exchange REIT Index Fund	16,644	511,792	(495,148)	2,470,308
NETS™ TOPIX® Index Fund (Japan)	27,264	1,138,726	(1,111,462)	3,771,278

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management evaluated the implications of FIN 48 and determined that all tax positions met the “more-likely-than-not” threshold. As a result, the financial statements have not been impacted by the adoption of FIN 48. However, management’s

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conclusions regarding FIN 48 are subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB and on-going analysis of tax laws, regulation, and interpretations thereof.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

I) FOREIGN TAXES – The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statement of Operations. Foreign taxes payable as of October 31, 2008, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

NTI is a subsidiary of The Northern Trust Company (“TNTC”), which is a subsidiary of Northern Trust Corporation. NTI, which is subject to the general supervision of the Funds’ Board, is responsible for making investment decisions for the Funds and for placing purchase and sale orders for portfolio securities. As compensation for its advisory services and assumption of the Funds’ expenses, NTI is entitled to a unitary investment advisory fee, computed daily and payable monthly at annual rates set forth in the following table (expressed as a percentage of each Fund’s average daily net assets). The annual advisory fees for the Funds during this period were as follows:

UNITARY MANAGEMENT FEE (AS A PERCENTAGE OF THE FUND’S AVERAGE DAILY NET ASSETS)
NETS™ AEX-index® (The Netherlands)	0.47%
NETS™ BEL 20® Index Fund (Belgium)	0.47%
NETS™ CAC40® Index Fund (France)	0.47%
NETS™ DAX® Index Fund (Germany)	0.47%
NETS™ FTSE 100 Index Fund (United Kingdom)	0.47%
NETS™ FTSE/JSE Top 40 Index Fund (South Africa)	0.65%
NETS™ FTSE Singapore Straits Index Fund	0.47%
NETS™ Hang Seng China Enterprises Index Fund	0.51%
NETS™ Hang Seng Index Fund (Hong Kong)	0.47%
NETS™ ISEQ 20™ Index Fund (Ireland)	0.47%

UNITARY MANAGEMENT FEE (AS A PERCENTAGE OF THE FUND’S AVERAGE DAILY NET ASSETS)
NETS™ PSI 20® Index Fund (Portugal)	0.47%
NETS™ S&P/ASX 200 Index Fund (Australia)	0.47%
NETS™ S&P/MIB Index Fund (Italy)	0.47%
NETS™ TA-25 Index Fund (Israel)	0.70%
NETS™ Tokyo Stock Exchange REIT Index Fund	0.47%
NETS™ TOPIX® Index Fund (Japan)	0.47%

Under the terms of the Funds’ advisory agreement with NTI, the investment adviser pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services (“Covered Expenses”). The following expenses are not Covered Expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. For the periods ended October 31, 2008, the investment adviser agreed to voluntarily reimburse the Funds for the trustees’ expenses shown on the accompanying Statements of Operations.

NETS™ FTSE/JSE Top 40 Index Fund (South Africa) received a $6,480 payment from NTI for a benchmark tracking error. The amount is reflected in the “Net realized gains/(losses) on investments” on the Statements of Operations.

Foreside Fund Services, LLC (the “Distributor”) serves as the Trust’s distributor and distributes Creation Units (as defined in Note 4) for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of any Fund. The Distributor does not receive a fee from the Funds for its distribution services.

J.P. Morgan Investor Services Co. (“J.P. Morgan”) is the administrator for each Fund. JPMorgan Chase Bank, N.A. is the custodian and transfer agent for each Fund. Certain employees of J.P. Morgan and JPMorgan Chase Bank, N.A. are also officers of the Trust. J.P. Morgan and JPMorgan Chase Bank, N.A. are entitled to certain fees for their services to the Funds. These fees are Covered Expenses as defined above.

Foreside Management Services, LLC, (“FMS”) an affiliate of the Distributor, provides a Principal Financial Officer and Treasurer to the Trust. Neither the Distributor or FMS have a role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds. FMS is entitled to certain fees for its services to the Funds. These fees are Covered Expenses as defined above.

Certain officers of the Trust are also officers of TNTC, NTI, J.P. Morgan and FMS. All officers serve without compensation from the Funds. The Trust’s assistant secretary also serves as legal counsel to the Trust.

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4. CAPITAL SHARE TRANSACTIONS

NETS Trust issues and redeems shares at NAV only in blocks of 100,000 shares, or multiples thereof, depending on the Fund, and in blocks of 150,000 shares in the case of the NETS™ TOPIX® Index Fund (Japan) (“Creation Units”). The number of shares in a Creation Unit is specified in each Fund’s prospectus. Creation Units of shares may be purchased or redeemed by or through a Depository Trust Company Participant that has entered into an Authorized Participant agreement with the Distributor (“Authorized Participant”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication or a portfolio sampling representation of the securities included in the relevant Underlying Index, and an amount of cash. Investors purchasing and redeeming Creation Units pay a transaction fee directly to the Trust to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The transaction fees, associated with the issuance and redemption of Creation Units, paid for the periods ended October 31, 2008 were as follows:

TRANSACTION FEES
NETS™ AEX-index® (The Netherlands)	$1,000
NETS™ BEL 20® Index Fund (Belgium)	700
NETS™ CAC40® Index Fund (France)	2,900
NETS™ DAX® Index Fund (Germany)	3,000
NETS™ FTSE 100 Index Fund (United Kingdom)	3,500
NETS™ FTSE/JSE Top 40 Index Fund (South Africa)	1,200
NETS™ FTSE Singapore Straits Index Fund	2,000
NETS™ Hang Seng China Enterprises Index Fund	2,000
NETS™ Hang Seng Index Fund (Hong Kong)	2,000
NETS™ ISEQ 20™ Index Fund (Ireland)	1,500
NETS™ PSI 20® Index Fund (Portugal)	1,500
NETS™ S&P/ASX 200 Index Fund (Australia)	2,400
NETS™ S&P/MIB Index Fund (Italy)	1,400
NETS™ TA-25 Index Fund (Israel)	1,000
NETS™ Tokyo Stock Exchange REIT Index Fund	1,000
NETS™ TOPIX® Index Fund (Japan)	10,000
$37,100

From time to time, settlement of securities related to in-kind contributions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities. Cash payables related to fund shares redeemed are reflected as “Payable for fund shares redeemed” in the Statements of Assets and Liabilities.

5. INVESTMENT PORTFOLIO TRANSACTIONS

For the period ended October 31, 2008, the Funds’ cost of purchasing and proceeds from sales of securities (excluding short-term investments and in-kind transactions) for the Funds were as follows:

	PURCHASES	SALES
NETS™ AEX-index® (The Netherlands)	$785,988	$807,639
NETS™ BEL 20® Index Fund (Belgium)	911,677	526,885
NETS™ CAC40® Index Fund (France)	372,451	64,016
NETS™ DAX® Index Fund (Germany)	1,001,944	823,158
NETS™ FTSE 100 Index Fund (United Kingdom)	174,081	110,146
NETS™ FTSE/JSE Top 40 Index Fund (South Africa)	1,598,790	1,010,150
NETS™ FTSE Singapore Straits Index Fund	719,618	673,485
NETS™ Hang Seng China Enterprises Index Fund	513,011	181,602
NETS™ Hang Seng Index Fund (Hong Kong)	242,136	90,731
NETS™ ISEQ 20™ Index Fund (Ireland)	1,196,850	1,197,527
NETS™ PSI 20® Index Fund (Portugal)	1,040,806	1,061,190
NETS™ S&P/ASX 200 Index Fund (Australia)	123,438	69,840
NETS™ S&P/MIB Index Fund (Italy)	816,652	735,691
NETS™ TA-25 Index Fund (Israel)	773,056	479,872
NETS™ Tokyo Stock Exchange REIT Index Fund	94,401	34,920
NETS™ TOPIX® Index Fund (Japan)	519,836	229,633

During the periods, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at a fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the periods ended October 31, 2008, the fair value of the cash and securities transferred for redemptions, and the net realized losses recorded in connection with the transactions were as follows:

	FAIR VALUE	NET REALIZED LOSSES
NETS™ DAX® Index Fund (Germany)	$1,474,994	$(979,702)
NETS™ TOPIX® Index Fund (Japan)	7,971,390	(2,970,083)

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During the periods, the Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the periods ended, the fair value, of the securities received for subscriptions were as follows:

FAIR VALUE
NETS™ AEX-index® (The Netherlands)	$2,499,628
NETS™ BEL 20® Index Fund (Belgium)	2,152,071
NETS™ CAC40® Index Fund (France)	2,262,887
NETS™ DAX® Index Fund (Germany)	4,918,802
NETS™ FTSE 100 Index Fund (United Kingdom)	2,481,913
NETS™ FTSE/JSE Top 40 Index Fund (South Africa)	1,953,885
NETS™ FTSE Singapore Straits Index Fund	2,440,929
NETS™ Hang Seng China Enterprises Index Fund	2,197,314
NETS™ Hang Seng Index Fund (Hong Kong)	2,382,601
NETS™ ISEQ 20™ Index Fund (Ireland)	2,473,310
NETS™ PSI 20® Index Fund (Portugal)	2,483,067
NETS™ S&P/ASX 200 Index Fund (Australia)	2,470,517
NETS™ S&P/MIB Index Fund (Italy)	2,454,002
NETS™ TA-25 Index Fund (Israel)	2,210,157
NETS™ Tokyo Stock Exchange REIT Index Fund	2,427,114
NETS™ TOPIX® Index Fund (Japan)	14,484,423

6. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“SFAS 157”) and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management does not believe that the adoption of SFAS 157 will have a material impact on the amounts reported in the financial statements, however, additional disclosure will be required.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

In September 2008, FASB issued FSP (FASB Staff Position) No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FAS No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS No. 161 (FSP 133-1). FSP 133-1 requires more detailed disclosures about the Fund’s use of credit derivatives when the Fund is a protection seller. The enhanced disclosures include for each credit derivative, its nature (including its terms and its current status with respect to payment/performance risk), the maximum potential amount of undiscounted future payments the Fund could be required to make, its fair value and any associated collateral held by the Fund, or by third parties, FSP 133-1 is effective for fiscal periods and interim periods ending after November 15, 2008. Management is currently evaluating the impact the adoption of FSP 133-1 will have on its financial statements and disclosures.

ANNUAL REPORT	65	NETS™ FUNDS

NETS™ TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of NETS Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of NETS™ AEX-index® Fund (The Netherlands), NETS™ BEL 20® Index Fund (Belgium), NETS™ CAC40® Index Fund (France), NETS™ DAX® Index Fund (Germany), NETS™ FTSE 100 Index Fund (United Kingdom), NETS™ FTSE/JSE Top 40 Index Fund (South Africa), NETS™ FTSE Singapore Straits Times Index Fund, NETS™ Hang Seng China Enterprises Index Fund, NETS™ Hang Seng Index Fund (Hong Kong), NETS™ ISEQ 20™ Index Fund (Ireland), NETS™ PSI 20® Index Fund (Portugal), NETS™ S&P/ASX 200 Index Fund (Australia), NETS™ S&P/MIB Index Fund (Italy), NETS™ TA-25 Index Fund (Israel), NETS™ Tokyo Stock Exchange REIT Index Fund, and NETS™ TOPIX® Index Fund (Japan) (collectively, the “Funds”), sixteen different portfolios of NETS Trust (the “Trust”), as of October 31, 2008, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from each Fund’s commencement date of operations through October 31, 2008. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds referred to above as of October 31, 2008, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois

December 18, 2008

NETS™ FUNDS	66	ANNUAL REPORT

NETS™ TRUST

TAX INFORMATION OCTOBER 31, 2008 (UNAUDITED)

FOREIGN TAX CREDIT – The Funds below intend to make an election that will allow shareholders to treat their proportionate share of foreign taxes paid by the Funds as having been paid by them. The amount which represent taxes paid to foreign countries are as follows:

TAX
NETS™ AEX-index® (The Netherlands)	$4,518
NETS™ BEL 20® Index Fund (Belgium)	2,995
NETS™ CAC40® Index Fund (France)	12,184
NETS™ DAX® Index Fund (Germany)	22,937
NETS™ FTSE 100 Index Fund (United Kingdom)	4,956
NETS™ FTSE/JSE Top 40 Index Fund (South Africa)	716
NETS™ FTSE Singapore Straits Index Fund	95
NETS™ Hang Seng China Enterprises Index Fund	576
NETS™ Hang Seng Index Fund (Hong Kong)	744
NETS™ ISEQ 20™ Index Fund (Ireland)	0
NETS™ PSI 20® Index Fund (Portugal)	1,816
NETS™ S&P/ASX 200 Index Fund (Australia)	1,325
NETS™ S&P/MIB Index Fund (Italy)	15,627
NETS™ TA-25 Index Fund (Israel)	5,408
NETS™ Tokyo Stock Exchange REIT Index Fund	1,699
NETS™ TOPIX® Index (Japan)	8,327

ANNUAL REPORT	67	NETS™ FUNDS

NETS™ TRUST

PREMIUM AND DISCOUNT TABLE

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value, or NAV. NAV is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the Fund’s procedure for calculating NAV. The daily “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for the period from the commencement of trading on the relevant stock exchange of such Fund’s shares through the period end date of October 31, 2008.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

	NETS™ AEX-INDEX® INDEX FUND (THE NETHERLANDS)		NETS™ BEL20® INDEX FUND (BELGIUM)		NETS™ CAC40® INDEX FUND (FRANCE)
	COMMENCEMENT: MAY 19, 2008		COMMENCEMENT: MAY 19, 2008		COMMENCEMENT: APRIL 16, 2008
BASIS POINT DIFFERENTIAL	NUMBER OF DAYS	PERCENTAGE OF TOTAL DAYS	NUMBER OF DAYS	PERCENTAGE OF TOTAL DAYS	NUMBER OF DAYS	PERCENTAGE OF TOTAL DAYS
≥ 100.0	28	23.9%	20	17.1%	14	10.0%
75.0 – 99.9	12	10.3%	6	5.2%	9	6.4%
50.0 – 74.9	4	3.4%	6	5.2%	9	6.4%
25.0 – 49.9	13	11.1%	15	12.8%	13	9.3%
0.0 – 24.9	24	20.5%	24	20.5%	22	15.7%
-24.9 – 0.0	12	10.3%	10	8.5%	15	10.7%
-49.9 – -25.0	8	6.8%	10	8.5%	18	12.9%
-74.9 – -50.0	3	2.6%	7	6.0%	12	8.6%
-99.9 – -75.0	4	3.4%	6	5.1%	7	5.0%
≤ -100.0	9	7.7%	13	11.1%	21	15.0%
	117	100.0%	117	100.0%	140	100.0%

	NETS™ DAX® INDEX FUND (GERMANY)		NETS™ FTSE 100 INDEX FUND (UNITED KINGDOM)		NETS™ FTSE/JSE TOP 40 INDEX FUND (SOUTH AFRICA)
	COMMENCEMENT: APRIL 11, 2008		COMMENCEMENT: APRIL 9, 2008		COMMENCEMENT: MAY 12, 2008
BASIS POINT DIFFERENTIAL	NUMBER OF DAYS	PERCENTAGE OF TOTAL DAYS	NUMBER OF DAYS	PERCENTAGE OF TOTAL DAYS	NUMBER OF DAYS	PERCENTAGE OF TOTAL DAYS
≥ 100.0	18	12.6%	7	4.8%	41	33.6%
75.0 – 99.9	11	7.6%	6	4.1%	3	2.5%
50.0 – 74.9	17	11.9%	6	4.1%	10	8.2%
25.0 – 49.9	20	14.0%	11	7.6%	9	7.4%
0.0 – 24.9	23	16.1%	17	11.7%	5	4.1%
-24.9 – 0.0	16	11.2%	11	7.6%	8	6.5%
-49.9 – -25.0	12	8.4%	10	6.9%	7	5.7%
-74.9 – -50.0	12	8.4%	18	12.5%	4	3.3%
-99.9 – -75.0	4	2.8%	13	9.0%	4	3.3%
≤ -100.0	10	7.0%	46	31.7%	31	25.4%
	143	100.0%	145	100.0%	122	100.0%

NETS™ FUNDS	68	ANNUAL REPORT

NETS™ TRUST

OCTOBER 31, 2008 (UNAUDITED)

	NETS™ FTSE SINGAPORE STRAITS TIMES INDEX FUND		NETS™ HANG SENG CHINA ENTERPRISES INDEX FUND		NETS™ HANG SENG INDEX FUND (HONG KONG)
	COMMENCEMENT: MAY 12, 2008		COMMENCEMENT: MAY 19, 2008		COMMENCEMENT: APRIL 16, 2008
BASIS POINT DIFFERENTIAL	NUMBER OF DAYS	PERCENTAGE OF TOTAL DAYS	NUMBER OF DAYS	PERCENTAGE OF TOTAL DAYS	NUMBER OF DAYS	PERCENTAGE OF TOTAL DAYS
≥ 100.0	19	15.6%	43	36.8%	39	27.9%
75.0 – 99.9	9	7.4%	5	4.3%	8	5.7%
50.0 – 74.9	11	9.0%	2	1.7%	7	5.0%
25.0 – 49.9	11	9.0%	4	3.4%	8	5.7%
0.0 – 24.9	25	20.5%	4	3.4%	9	6.4%
-24.9 – 0.0	11	9.0%	4	3.4%	11	7.9%
-49.9 – -25.0	14	11.5%	3	2.5%	6	4.3%
-74.9 – -50.0	6	4.9%	7	6.0%	10	7.1%
-99.9 – -75.0	4	3.3%	5	4.3%	7	5.0%
≤ -100.0	12	9.8%	40	34.2%	35	25.0%
	122	100.0%	117	100.0%	140	100.0%

	NETS™ ISEQ 20™ INDEX FUND (IRELAND)		NETS™ PSI 20® INDEX FUND (PORTUGAL)		NETS™ S&P/ASX 200 INDEX FUND (AUSTRALIA)
	COMMENCEMENT: JUNE 19, 2008		COMMENCEMENT: MAY 27, 2008		COMMENCEMENT: APRIL 9, 2008
BASIS POINT DIFFERENTIAL	NUMBER OF DAYS	PERCENTAGE OF TOTAL DAYS	NUMBER OF DAYS	PERCENTAGE OF TOTAL DAYS	NUMBER OF DAYS	PERCENTAGE OF TOTAL DAYS
≥ 100.0	26	27.4%	17	15.2%	16	11.0%
75.0 – 99.9	6	6.3%	4	3.6%	6	4.1%
50.0 – 74.9	4	4.2%	8	7.2%	7	4.9%
25.0 – 49.9	5	5.2%	13	11.6%	11	7.6%
0.0 – 24.9	10	10.5%	12	10.7%	10	6.9%
-24.9 – 0.0	5	5.3%	11	9.8%	16	11.0%
-49.9 – -25.0	3	3.2%	9	8.0%	10	6.9%
-74.9 – -50.0	6	6.3%	10	8.9%	9	6.2%
-99.9 – -75.0	6	6.3%	8	7.1%	8	5.5%
≤ -100.0	24	25.3%	20	17.9%	52	35.9%
	95	100.0%	112	100.0%	145	100.0%

	NETS™ S&P/MIB INDEX FUND (ITALY)		NETS™ TA-25 INDEX FUND (ISRAEL)		NETS™ TOKYO STOCK EXCHANGE REIT INDEX FUND
	COMMENCEMENT: MAY 12, 2008		COMMENCEMENT: MAY 27, 2008		COMMENCEMENT: SEPTEMBER 8, 2008
BASIS POINT DIFFERENTIAL	NUMBER OF DAYS	PERCENTAGE OF TOTAL DAYS	NUMBER OF DAYS	PERCENTAGE OF TOTAL DAYS	NUMBER OF DAYS	PERCENTAGE OF TOTAL DAYS
≥ 100.0	23	18.9%	38	33.9%	9	22.5%
75.0 – 99.9	7	5.7%	7	6.3%	4	10.0%
50.0 – 74.9	15	12.3%	9	8.0%	2	5.0%
25.0 – 49.9	17	13.9%	9	8.0%	5	12.5%
0.0 – 24.9	23	18.9%	6	5.4%	2	5.0%
-24.9 – 0.0	6	4.9%	3	2.7%	0	0.0%
-49.9 – -25.0	15	12.3%	4	3.6%	2	5.0%
-74.9 – -50.0	6	4.9%	6	5.4%	1	2.5%
-99.9 – -75.0	3	2.5%	7	6.2%	1	2.5%
≤ -100.0	7	5.7%	23	20.5%	14	35.0%
	122	100.0%	112	100.0%	40	100.0%

ANNUAL REPORT	69	NETS™ FUNDS

NETS™ TRUST

PREMIUM AND DISCOUNT TABLE continued	OCTOBER 31, 2008 (UNAUDITED)

	NETS™ TOPIX® INDEX FUND (JAPAN)
	COMMENCEMENT: APRIL 16, 2008
BASIS POINT DIFFERENTIAL	NUMBER OF DAYS	PERCENTAGE OF TOTAL DAYS
≥ 100.0	26	18.6%
75.0 – 99.9	6	4.3%
50.0 – 74.9	5	3.6%
25.0 – 49.9	14	10.0%
0.0 – 24.9	10	7.1%
-24.9 – 0.0	10	7.1%
-49.9 – -25.0	12	8.6%
-74.9 – -50.0	14	10.0%
-99.9 – -75.0	5	3.6%
≤ -100.0	38	27.1%
	140	100.0%

NETS™ FUNDS	70	ANNUAL REPORT

NETS™ TRUST

FUND EXPENSES	OCTOBER 31, 2008 (UNAUDITED)

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including advisory fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the six month (or less if the Fund has been in operations for less than six months) period and held through the period ended October 31, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for your Fund by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commission on purchases and sales of fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please also note that for Funds that have been in operation for less than six months, the “Hypothetical Expenses Paid During the Period” reflect projected activity for the full six-month period as opposed to the shorter inception period. This projection assumes that the annualized expense ratio during the period was in effect from May 1, 2008, through October 31, 2008.

NETS™ CAC40® INDEX FUND (FRANCE)

	BEGINNING ACCOUNT VALUE 5/1/2008	ENDING ACCOUNT VALUE 10/31/2008	EXPENSES PAID DURING THE PERIOD(1)	ANNUALIZED EXPENSE RATIO DURING PERIOD
Actual	$1,000.00	$582.20	$1.87	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.77	$2.39	0.47%

NETS™ DAX® INDEX FUND (GERMANY)

	BEGINNING ACCOUNT VALUE 5/1/2008	ENDING ACCOUNT VALUE 10/31/2008	EXPENSES PAID DURING THE PERIOD(1)	ANNUALIZED EXPENSE RATIO DURING PERIOD
Actual	$1,000.00	$583.70	$1.87	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.77	$2.39	0.47%

NETS™ FTSE 100 INDEX FUND (UNITED KINGDOM)

	BEGINNING ACCOUNT VALUE 5/1/2008	ENDING ACCOUNT VALUE 10/31/2008	EXPENSES PAID DURING THE PERIOD(1)	ANNUALIZED EXPENSE RATIO DURING PERIOD
Actual	$1,000.00	$598.60	$1.89	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.77	$2.39	0.47%

NETS™ HANG SENG INDEX FUND (HONG KONG)

	BEGINNING ACCOUNT VALUE 5/1/2008	ENDING ACCOUNT VALUE 10/31/2008	EXPENSES PAID DURING THE PERIOD(1)	ANNUALIZED EXPENSE RATIO DURING PERIOD
Actual	$1,000.00	$557.40	$1.84	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.77	$2.39	0.47%

NETS™ S&P/ASX 200 INDEX FUND (AUSTRALIA)

	BEGINNING ACCOUNT VALUE 5/1/2008	ENDING ACCOUNT VALUE 10/31/2008	EXPENSES PAID DURING THE PERIOD(1)	ANNUALIZED EXPENSE RATIO DURING PERIOD
Actual	$1,000.00	$516.50	$1.79	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.77	$2.39	0.47%

ANNUAL REPORT	71	NETS™ FUNDS

NETS™ TRUST

FUND EXPENSES continued

NETS™ TOPIX® INDEX FUND (JAPAN)

	BEGINNING ACCOUNT VALUE 5/1/2008	ENDING ACCOUNT VALUE 10/31/2008	EXPENSES PAID DURING THE PERIOD(1)	ANNUALIZED EXPENSE RATIO DURING PERIOD
Actual	$1,000.00	$683.10	$1.99	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.77	$2.39	0.47%

NETS™ AEX-INDEX® FUND (THE NETHERLANDS)(2)

	BEGINNING ACCOUNT VALUE AT INCEPTION	ENDING ACCOUNT VALUE 10/31/2008	EXPENSES PAID DURING THE PERIOD	ANNUALIZED EXPENSE RATIO DURING PERIOD
Actual	$1,000.00	$457.60	$1.60	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.77	$2.39	0.47%

NETS™ BEL 20® INDEX FUND (BELGIUM)(2)

	BEGINNING ACCOUNT VALUE AT INCEPTION	ENDING ACCOUNT VALUE 10/31/2008	EXPENSES PAID DURING THE PERIOD	ANNUALIZED EXPENSE RATIO DURING PERIOD
Actual	$1,000.00	$473.60	$1.62	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.77	$2.39	0.47%

NETS™ FTSE SINGAPORE STRAITS TIMES INDEX FUND(3)

	BEGINNING ACCOUNT VALUE AT INCEPTION	ENDING ACCOUNT VALUE 10/31/2008	EXPENSES PAID DURING THE PERIOD	ANNUALIZED EXPENSE RATIO DURING PERIOD
Actual	$1,000.00	$524.40	$1.74	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.77	$2.39	0.47%

NETS™ FTSE/JSE TOP 40 INDEX FUND (SOUTH AFRICA)(3)

	BEGINNING ACCOUNT VALUE AT INCEPTION	ENDING ACCOUNT VALUE 10/31/2008	EXPENSES PAID DURING THE PERIOD	ANNUALIZED EXPENSE RATIO DURING PERIOD
Actual	$1,000.00	$498.80	$2.37	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$3.30	0.65%

NETS™ HANG SENG CHINA ENTERPRISES INDEX FUND(2)

	BEGINNING ACCOUNT VALUE AT INCEPTION	ENDING ACCOUNT VALUE 10/31/2008	EXPENSES PAID DURING THE PERIOD	ANNUALIZED EXPENSE RATIO DURING PERIOD
Actual	$1,000.00	$483.20	$1.77	0.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.57	$2.59	0.51%

NETS™ ISEQ 20™ INDEX FUND (IRELAND)(4)

	BEGINNING ACCOUNT VALUE AT INCEPTION	ENDING ACCOUNT VALUE 10/31/2008	EXPENSES PAID DURING THE PERIOD	ANNUALIZED EXPENSE RATIO DURING PERIOD
Actual	$1,000.00	$451.20	$1.29	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.77	$2.39	0.47%

NETS™ PSI 20® INDEX FUND (PORTUGAL)(5)

	BEGINNING ACCOUNT VALUE AT INCEPTION	ENDING ACCOUNT VALUE 10/31/2008	EXPENSES PAID DURING THE PERIOD	ANNUALIZED EXPENSE RATIO DURING PERIOD
Actual	$1,000.00	$468.40	$1.55	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.77	$2.39	0.47%

NETS™ S&P/MIB INDEX FUND (ITALY)(3)

	BEGINNING ACCOUNT VALUE AT INCEPTION	ENDING ACCOUNT VALUE 10/31/2008	EXPENSES PAID DURING THE PERIOD	ANNUALIZED EXPENSE RATIO DURING PERIOD
Actual	$1,000.00	$529.20	$1.75	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.77	$2.39	0.47%

NETS™ TA-25 INDEX FUND (ISRAEL)(5)

	BEGINNING ACCOUNT VALUE AT INCEPTION	ENDING ACCOUNT VALUE 10/31/2008	EXPENSES PAID DURING THE PERIOD	ANNUALIZED EXPENSE RATIO DURING PERIOD
Actual	$1,000.00	$585.20	$2.49	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.56	0.70%

NETS™ TOKYO STOCK EXCHANGE REIT INDEX FUND(6)

	BEGINNING ACCOUNT VALUE AT INCEPTION	ENDING ACCOUNT VALUE 10/31/2008	EXPENSES PAID DURING THE PERIOD	ANNUALIZED EXPENSE RATIO DURING PERIOD
Actual	$1,000.00	$801.20	$0.68	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.77	$2.39	0.47%

(1)	Expenses Paid During the Period are equal to each Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

(2)

The Fund commenced operations on May 14, 2008. Actual Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 171 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s

NETS™ FUNDS	72	ANNUAL REPORT

NETS™ TRUST

OCTOBER 31, 2008 (UNAUDITED)

annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

(3)	The Fund commenced operations on May 7, 2008. Actual Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 178 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

(4)	The Fund commenced operations on June 16, 2008. Actual Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 138 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

(5)	The Fund commenced operations on May 21, 2008. Actual Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 164 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

(6)	The Fund commenced operations on September 3, 2008. Actual Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 59 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

ANNUAL REPORT	73	NETS™ FUNDS

NETS™ TRUST

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the direction of the Trustees. Set forth below is information about the Trustees and Officers of the Funds. A brief statement of their present positions and principal occupations during the past five years is also provided. As of the date of this Annual Report, each Trustee oversees the 25 portfolio of the NETS Trust. The SAI includes additional information about the Trustees and is available, without charge, upon request by calling 1-800-595-9111 (toll-free).

NON-INTERESTED TRUSTEES
NAME, ADDRESS(1), AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Theodore A. Olson Age: 69 Trustee since 2007	• Director and Member of Finance Committee of Clara Abbott Foundation since 2002; Retired since 1999; • Director of The Hundred Club of Lake County (not for profit) since 1989.	• Trustee and Chairman of NT Alpha Strategies Fund since 2004.

Ralph F. Vitale Age: 59 Trustee since 2007 Chairman since Jan. 2008

•   Director of Boston Rheology, LLC since 2005;

•   Director of Boxford Housing Trust from 2004 to 2006;

•   Executive Vice President of Securities Finance for State Street Corporation from 1997 to 2003 (retired since 2003).

• Trustee of NT Alpha Strategies Fund since 2006.

John J. Masterson Age: 48 Trustee since 2007

•   Partner and Managing Director for Global Securities Department of Goldman Sachs & Co. from 2002 to 2007 (retired since 2007);

•   Member of Board of Directors of Boston Global Advisors (agency lending) from 2002 to 2006.

• Trustee of NT Alpha Strategies Fund since 2007.

(1)	Each Non-Interested Trustee may be contacted by writing to the Trustee, c/o Paul Dykstra, Bell, Boyd & Lloyd LLP, 70 West Madison Street, Suite 3100, Chicago, IL 60602.

(2)	Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust.

(3)	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the Investment Company Act of 1940.

INTERESTED TRUSTEE
NAME, ADDRESS(1), AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Michael A. Vardas, Jr.(4) Age: 46 Trustee since 2007	• Managing Director, Northern Trust Investments, N.A., since 2005; • Senior Vice President and Head of Global Securities Lending, The Northern Trust Company, from 2002 to 2005.	• None

(1)	Mr. Vardas may be contacted by writing to him at 50 S. LaSalle St., Chicago, Illinois 60603.

(2)	Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust.

(3)	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the Investment Company Act of 1940.

(4)	An “interested person,” as defined by the 1940 Act. Mr. Vardas is deemed to be an “interested” Trustee because he is an officer of NTI and its parent company.

NETS™ FUNDS	74	ANNUAL REPORT

NETS™ TRUST

OCTOBER 31, 2008 (UNAUDITED)

OFFICERS OF THE TRUST
NAME, ADDRESS, AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Michael A. Vardas, Jr. Age: 46 50 South LaSalle Street Chicago, IL 60603 President since 2007	• Managing Director, Northern Trust Investments, N.A., from 2005 to present; • Senior Vice President and Head of Global Securities Lending, The Northern Trust Company, from 2002 to 2005.

Peter K. Ewing Age: 49 65 East 55th Street, 24th Floor New York, NY 10022 Vice President since 2007

•   Senior Vice President, Northern Trust Investments, N.A. and Senior Vice President, The Northern Trust Company, since November 2006;

•   Managing Director of Product Development and other positions, PlusFunds Group, Inc., from August 2003 to June 2006;

•   Director of Investment Products, Rydex Capital Partners, from February 2002 to August 2003.

Chad Rakvin Age: 37 65 East 55th Street, 24th Floor New York, NY 10022 Vice President since 2007

•   Senior Vice President, Northern Trust Investments, N.A., since 2004;

•   Global Equity Index Director, The Northern Trust Company, since 2004;

•   Principal, Head of Index Research, Barclays Global Investors, from 1999 to 2004.

Steven A. Schoenfeld Age: 45 65 East 55th St., 24th Fl. New York, NY 10022 Vice President since 2007

•   Senior Vice President, Northern Trust Investments, N.A. since 2004;

•   Chief Investment Officer, Northern Trust Global Investments, since 2006;

•   Chief Investment Strategist, Northern Trust Global Investments, from 2004 to 2006;

•   Founder and Managing Partner, Global Index Strategies Inc., from 2003 to 2004;

•   Chief Investment Officer, Active Index Advisors, March 2003 to November 2003;

•   Managing Director, Barclays Global Investors, from 1996 to 2003.

Trudance L.C. Bakke Age: 37 Three Canal Plaza, Suite 100 Portland, ME 04101 Treasurer since Feb. 2008

•   Director, Fund Financial Reporting at Foreside Financial Group, LLC, since August 2006;

•   Product Manager/Senior Vice President, Citigroup Global Transaction Services from 1996 to July 2006;

•   Officer to other unaffiliated mutual funds for which the Distributor or its affiliates, act as distributor or provider of other services.

Craig R. Carberry, Esq. Age: 48 50 South LaSalle Street Chicago, IL 60603 Secretary since 2007	• Senior Attorney at The Northern Trust Company since May 2000.

Joseph Costello Age: 34 65 East 55th Street, 24th Fl. New York, NY 10022 Chief Compliance Officer since 2008

•   Vice President, The Northern Trust Company and Compliance Specialist for Northern Trust Global Investments, since 2003;

•   Assistant Vice President of Compliance, Arnhold and S. Bleichroeder Advisors, LLC, from 2000 to 2003.

Michael Grossman Age: 37 50 South LaSalle Street Chicago, IL 60603 AML Officer since 2007

•   Vice President and Compliance Manager in the Anti-Money Laundering Unit, The Northern Trust Company, since 2007;

•   Vice President and Anti-Money Laundering Advisory Officer, LaSalle Bank, N.A., from 2005 to 2006;

•   Assistant Vice President and Compliance Officer, LaSalle Financial Services, Inc. from 2001 to 2006.

ANNUAL REPORT	75	NETS™ FUNDS

NETS™ TRUST

TRUSTEES AND OFFICERS continued	OCTOBER 31, 2008 (UNAUDITED)

OFFICERS OF THE TRUST continued
NAME, ADDRESS, AGE, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Thomas A. Perugini Age: 38 70 Fargo St., 3rd Floor Boston, MA 02210 Assistant Treasurer since Jan. 2008

•   Vice President of Fund Administration, Treasury and Compliance for JPMorgan Worldwide Securities Services from 2006 to present;

•   1995 – 2006, Fund Administration at State Street Corp., most recently as a Vice President, Senior Director.

Diana E. McCarthy, Esq. Age: 57 One Logan Square 18th and Cherry Streets Philadelphia, PA 19103-6996 Assistant Secretary since 2007	• Partner in the law firm of Drinker Biddle & Reath LLP since 2002.

(1)	Officers hold office at the pleasure of the Board until the next annual meeting of the Trust or until their successors are duly elected and qualified, or until they die, resign, are removed or become disqualified.

NETS™ FUNDS	76	ANNUAL REPORT

NETS™ TRUST

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT	OCTOBER 31, 2008 (UNAUDITED)

The Board of Trustees (the “Board”) of the NETS™ Trust (the “Trust”) oversees the management of the Trust and each separate series of the Trust and, as required by law, determines annually whether to approve and continue the Trust’s investment advisory and ancillary services agreement (the “Advisory Agreement”) with Northern Trust Investments, N.A. (“NTI”), a subsidiary of The Northern Trust Company (“TNTC”). Disclosure with respect to the Board’s approval of the Advisory Agreement for the following Funds is provided in the Funds’ Semi-Annual Report to Shareholders dated April 30, 2008:

NETS™ S&P/ASX 200 Index Fund (Australia)

NETS™ DAX® Index Fund (Germany)

NETS™ FTSE 100 Index Fund (United Kingdom)

NETS™ CAC40® Index Fund (France)

NETS™ Hang Seng Index Fund (Hong Kong)

NETS™ TOPIX® Index Fund (Japan)

NETS™ S&P/MIB Index Fund (Italy)

NETS™ FTSE Singapore Straits Times Index Fund

NETS™ FTSE/JSE Top 40 Index Fund (South Africa)

NETS™ BEL 20® Index Fund (Belgium)

NETS™ Hang Seng China Enterprises Index Fund

NETS™ AEX-index® Fund (The Netherlands)

NETS™ TA-25 Index Fund (Israel)

NETS™ PSI 20® Index Fund (Portugal)

NETS™ ISEQ 20™ Index Fund (Ireland)

NETS™ FTSE Bursa Malaysia 100 Index Fund

NETS™ RTS Index Fund (Russia)

NETS™ FTSE SET Large Cap Index Fund (Thailand)

The following discussion relates to the Advisory Agreement for NETS™ Funds that the Board approved during the period covered by this report, but which, in certain cases, were not offered as of the date of this report.

In considering the Advisory Agreement the Board met with respect to the NETS™ TAIEX Index Fund (Taiwan) and NETS™ Tokyo Stock Exchange REIT Index Fund on February 26, 2008. The registration statements for these Funds did not become effective until August 26, 2008. The Board met with respect to the NETS™ FTSE All-World Canada Index Fund, NETS™ FTSE CNBC Global 300 Index Fund, NETS™ IPC® Index Fund (Mexico), NETS™ OMXS30 Index Fund (Sweden) and NETS™ SLI Index Fund (Switzerland) on May 22, 2008 (together with the February 26, 2008 meeting, the “Meetings”). The registration statements for these Funds became effective on October 14, 2008. At the Meetings, the Board concluded that the approval of the Advisory Agreement for the NETS™ FTSE All-World Canada Index Fund, NETS™ FTSE CNBC Global 300 Index Fund, NETS™ IPC® Index Fund (Mexico), NETS™ OMXS30 Index Fund (Sweden), NETS™ SLI Index Fund (Switzerland), NETS™ TAIEX Index Fund (Taiwan) and NETS™ Tokyo Stock Exchange REIT Index Fund (each, a “Fund” and together the “Funds”) was in the best interest of the Funds and their shareholders.

In preparation for the Trustees’ consideration of the Advisory Agreement at the Meetings, the Trustees received written materials relating to the Advisory Agreement and had the opportunity to ask questions and request further information. At the Meetings, the Trustees considered NTI’s oral presentations and discussed all of the information that had been provided. Among other things, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups. The mutual funds included in each peer universe or peer group were objectively determined solely by Lipper, Inc., an independent provider of mutual fund data.

In approving the Advisory Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including, but not limited to: (1) the nature, extent and quality of the services that NTI is expected to provide to the Funds; (2) the anticipated costs of services provided and the projected profits to be realized by NTI and its affiliates from the relationship with the Funds; (3) the extent to which economies of scale would be realized if the Funds grew and whether the fee levels in the Advisory Agreement reflected these economies of scale; (4) other benefits that NTI and its affiliates may realize as a result of their relationship with the Funds. As the Funds had no performance history at the time of the Meetings, the Trustees determined that the Funds’ performance could not be a factor in approving the Advisory Agreement. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the Advisory Agreement.

The material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the Advisory Agreement are separately discussed below.

The Nature, Extent and Quality of Services

The Board examined the nature, extent and quality of the services to be provided by NTI to each Fund. The Board reviewed information about NTI’s key personnel and the portfolio managers who would provide investment advisory services to the Funds. The Board also considered NTI’s responsibilities under the Advisory Agreement to perform securities trading services and ancillary services including: (i) preparing and filing reports and proxy statements to the Trust’s shareholders, (ii) periodically updating the Trust’s registration statement, (iii) monitoring anticipated purchases and redemptions of creation units by shareholders and new investors, (iv) providing information and assistance as required by the Trust’s administrator and fund accountant in connection with the Trust’s shares, and (v) providing assistance in connection with the operations of the Trust generally.

ANNUAL REPORT	77	NETS™ FUNDS

NETS™ TRUST

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT continued	OCTOBER 31, 2008 (UNAUDITED)

The Board also considered the quality of the services to be provided and the quality of NTI’s resources that would be made available to the Trust. The Board evaluated NTI’s administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of NTI’s key personnel.

The Board concluded it was satisfied with the nature, extent and quality of the investment management services to be provided by NTI, and that there was a reasonable basis on which to conclude that the Funds would benefit from the services to be provided by NTI under the proposed Advisory Agreement.

Performance

The Board considered that, because the Funds had not started operations at the time of the Meetings, meaningful data relating to their performance was not available and could not be a factor in approving the Advisory Agreement.

Fees and Expenses

The Board considered the proposed unitary fee structure and the projected expenses. The Board noted that, under the Advisory Agreement, NTI would be responsible for all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services (“Covered Expenses”). The following expenses are not Covered Expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Board considered comparative data for each Fund, including fees and expenses paid by comparable “pure index” funds in their peer group.

In reaching its determinations, the Board considered the following information with respect to the proposed investment advisory fees and other expenses of each Fund.

Developed Market Single Country

The Board considered that the projected management fee and total expenses for the following Funds were lower than the peer group median: NETS™ OMXS30 Index Fund (Sweden), NETS™ SLI Index Fund (Switzerland) and NETS™ FTSE All-World Canada Index Fund. The projected management fee and total expenses for the NETS™ TAIEX Index Fund were equal to the peer group median.

The Board concluded that the proposed management fee was acceptable in light of the services to be provided.

Emerging Market Single Country

The Board considered that the projected management fee and total expenses for the NETS™ IPC® Index Fund (Mexico) were lower than the peer group median.

The Board concluded that the proposed management fees were acceptable in light of the services to be provided.

Regional

The Board considered that the projected management fee and total expenses for the NETS™ FTSE CNBC Global 300 Index Fund were within the range of expense ratios of the peer group median. The Board considered that the projected management fee and total expenses for the NETS™ Tokyo Stock Exchange REIT Index Fund were lower than the peer group median.

The Board concluded that the proposed management fees were acceptable in light of the services to be provided.

Costs of Services and Profits of NTI

The Board examined the Adviser’s costs in serving as each Fund’s investment adviser. Among other things, the Board noted information provided by the Adviser with respect to the length of time it would take its Funds-related advisory business to become profitable. The Board also considered the Adviser’s projections of assets in the Funds.

Economies of Scale

The Board considered whether NTI may realize economies of scale in managing and supporting the Funds. The Board reviewed each Fund’s fee arrangements, and considered that, in light of the unitary fee structure, the fact that NTI will not initially make any profit from its services to the Funds, and the significant investment that NTI is making in the Trust, breakpoints were not necessary at the present time.

Other Benefits to NTI

In addition to considering the profits that may be realized by NTI, the Board considered information regarding the direct and indirect benefits NTI and its affiliates may receive as a result of its relationship with the Trust, which consisted primarily of the receipt of research as a result of soft dollars earned on the Funds’ commissions. The Board also considered that NTI must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Trust and that maintaining the financial viability of NTI is important in order for NTI to provide significant services to the Trust and its shareholders.

For the foregoing reasons, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement was fair and reasonable in light of the services to be provided, fees to be charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

NETS™ FUNDS	78	ANNUAL REPORT

NETS™ TRUST

DISCLAIMERS	OCTOBER 31, 2008 (UNAUDITED)

The NETS™ Funds are not sponsored, endorsed, sold or promoted by any of the Index Providers. Neither the Index Providers, any of their affiliates nor any other party involved in making or compiling the Underlying Indices makes any representation or warranty, express or implied, to the owners of the NETS™ Funds or any member of the public regarding the advisability of investing in securities generally or in the NETS™ Funds particularly or the ability of the Underlying Indices to track general stock market performance. The Index Providers are the licensors of certain trademarks, service marks and trade names of the Index Providers and of the Underlying Indices, which are determined, composed and calculated by the Index Providers without regard to The Northern Trust Company (“TNTC”), Northern Trust Investments, N.A. (“NTI”) or the NETS™ Funds. The Index Providers have no obligation to take the needs of TNTC, NTI or the owners of the NETS™ Funds into consideration in determining, composing or calculating the Underlying Indices. The Index Providers are not responsible for and have not participated in the determination of the prices and amount of shares of the NETS™ Funds or the timing of the issuance or sale of such shares or in the determination or the calculation of the equation by which shares of the NETS™ Funds is to be converted into cash. Neither the Index Providers, any of their affiliates nor any other party involved in making or compiling the Underlying Indices has any obligation or liability to owners of the NETS™ Funds in connection with the administration of the NETS™ Funds, or the marketing or trading of shares of the NETS™ Funds.

Neither the Index Providers, any of their affiliates nor any other party involved in making or compiling the Underlying Indices makes any warranty, express or implied, as to results to be obtained by NTI, the owners of the NETS™ Funds, or any other person or entity from the use of the Underlying Indices or any data included therein in connection with the rights licensed hereunder or for any other use. Neither the Index Providers, any of their affiliates, nor any other party involved in making or compiling the Underlying Indices shall have any liability for any errors, omissions or interruptions of or in connection with the Underlying Indices or any data included therein. Neither the Index Providers, any of their affiliates nor any other party involved in making or compiling the Underlying Indices makes any express or implied warranties, and the Index Providers hereby expressly disclaim all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Indices or any data included therein. Without limiting any of the foregoing, in no event shall the Index Providers, any of their affiliates or any other party involved in making or compiling the Underlying Indices have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. For the avoidance of doubt, this disclaimer does not create any contractual or quasi-contractual relationship between any owner of the NETS™ Funds or any other person dealing with the NETS™ Funds and the Index Provider, any of their affiliates or any other party involved in making or compiling the Underlying Indices, and must not be construed to have created such relationship.

Each Index Provider is independent from one another and does not assume or accept any liability of any other Index Providers.

For purposes of the disclaimers below, each of the NYSE Arca and the NASDAQ is a Listing Exchange.

Shares of the Trust are not sponsored, endorsed or promoted by the Listing Exchanges. The Listing Exchanges make no representation or warranty, express or implied, to the owners of the shares of any NETS™ Fund or any member of the public regarding the ability of any NETS™ Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. The Listing Exchanges are not responsible for, nor have they participated in, the determination of the compilation or the calculation of any Underlying Indices, nor in the determination of the timing of, prices of, or quantities of the shares of any NETS™ Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Listing Exchanges have no obligation or liability to owners of the shares of any NETS™ Fund in connection with the administration, marketing or trading of the shares of the Fund.

The Listing Exchanges do not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. The Listing Exchanges make no warranty, express or implied, as to results to be obtained by the Trust on behalf of its NETS™ Funds as licensee, licensee’s customers and counterparties, owners of the shares of the Trust, or any other person or entity from the use of any Underlying Index or any data included therein. The Listing Exchanges make no express or implied warranties, and hereby expressly disclaim all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Listing Exchanges have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

NTI does not guarantee the accuracy and/or the completeness of the Underlying Indices or any data included therein or the descriptions of the Index Providers, and NTI shall have no liability for any errors, omissions, or interruptions therein.

NTI makes no warranty, express or implied, as to results to be obtained by the NETS™ Funds, to the owners of the shares of

ANNUAL REPORT	79	NETS™ FUNDS

NETS™ TRUST

DISCLAIMERS continued	OCTOBER 31, 2008 (UNAUDITED)

any NETS™ Fund, or to any other person or entity, from the use of any Underlying Index or any data included therein. NTI makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NTI have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

NETS™ is a trademark of NTI.

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NETS™ TRUST

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ANNUAL REPORT	83	NETS™ FUNDS

NETS™ TRUST

GENERAL INFORMATION	OCTOBER 31, 2008 (UNAUDITED)

FOR MORE INFORMATION

The NETS Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURE AND RECORD

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio securities are available without charge, upon request, by calling 1-800-595-9111 (toll free) and on the SEC’s website at www.sec.gov. Information regarding how the investment adviser voted any proxies for the period ended June 30 is available, without charge, upon request by calling the same number or visiting the SEC’s website listed above.

FORWARD LOOKING STATEMENTS

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

NETS™ FUNDS	84	ANNUAL REPORT

FOR MORE INFORMATION

To obtain other information and for shareholder inquiries:

BY TELEPHONE

866-928-NETS

BY MAIL

NETS Investor Services

801 South Canal Street, Department C-5S

Chicago, Illinois 60607

ON THE INTERNET

The Funds’ documents are available online and may be downloaded from:

The SEC’s Web site at www.sec.gov (text-only).

NETS™ Funds’ Web site at www.netsetfs.com.

ETFAR     (10/08)

Item 2.	Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	There have been no amendments to the Fund’s Code of Ethics during the reporting period for this Form N-CSR.

(d)	The Registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.

(e)	Not applicable.

(f)	A copy of the Fund’s Code of Ethics is attached as exhibit 12(a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee. Theodore A. Olson is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Registrant’s Audit Committee or Board of Trustees.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal year ended October 31, 2008, Deloitte & Touche LLP (“Deloitte”), the Registrant’s independent registered public accounting firm, billed aggregate fees of $376,000 for professional services rendered for the audit of the Funds’ annual financial statements and review of financial statements included in the Funds’ annual report to shareholders.

(b)	Audit Related Fees

For the fiscal year ended October 31, 2008, Deloitte did not bill any fees for assurances and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements and are not reported under the section Audit Fees above.

(c)	Tax Fees

For the fiscal year ended October 31, 2008, Deloitte billed aggregate fees of $48,000 for professional services rendered for tax compliance, tax advice and tax planning. The nature of the services comprising the Tax Fees was the preparation of the Registrant’s federal and state income tax returns, excise tax calculations and returns and a review of the Registrant’s calculations of capital gain and income distributions.

(d)	All Other Fees

For the fiscal year ended October 31, 2008, Deloitte did not bill any fees for products and services other than those disclosed above.

(e)(1)	Pursuant to the Registrant’s Audit Committee Charter adopted on November 14, 2007, to the extent required by applicable regulations, all audit and non-audit services provided by the independent accountants shall either be: (a) pre-approved by the Registrant’s Audit Committee as a whole; or (b) between meetings of the Audit Committee by the Chairman of the Audit Committee or the Registrant’s designated Audit Committee Financial Expert (if any), provided that, in each case, such pre-approvals must be reported to the full Audit Committee at its next meeting.

(e)(2)	For the fiscal year ended October 31, 2008 the Registrant’s Audit Committee did not waive the pre approval requirement of any non-audit services to be provided by Deloitte to the Registrant or to the Adviser or any entity controlling, controlled by or under common control with the Adviser that provided ongoing services to the Registrant.

(f)	No disclosures are required for this Item 4(f).

(g)	For the fiscal year ended October 31, 2008, the aggregate non-audit fees for services rendered by Deloitte to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Registrant were $2,155,600.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Schedule of Investments

(a) The complete schedule of investments is included under Item 1 of this Form N-CSR filing.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the 1934 Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 to be filed with Form N-CSR are attached hereto.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NETS Trust

By:	/s/ Michael A. Vardas, Jr.
Michael A. Vardas, Jr., President
(Principal Executive Officer)

January 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Vardas, Jr.
Michael A. Vardas, Jr., President
(Principal Executive Officer)

January 6, 2009

By:	/s/ Trudance L.C. Bakke
Trudance L.C. Bakke, Treasurer
(Principal Financial Officer)

January 6, 2009